UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811–05452)

Exact name of registrant as specified in charter:	Putnam Premier Income Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Robert T Burns, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292–1000

Date of fiscal year end:	July 31, 2019

Date of reporting period:	August 1, 2018 — July 31, 2019

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

IMPORTANT NOTICE: Beginning on January 1, 2021, reports like this one will no longer automatically be sent by mail. See inside for more information.

Putnam INVESTMENTS

Putnam Premier Income Trust

Annual report
7 | 31 | 19

Income funds invest in bonds and other securities with the goal of providing a steady stream of income over time.

FUND SYMBOL
PPT

Putnam
Premier Income
Trust

Annual report
7 | 31 | 19

IMPORTANT NOTICE: Delivery of paper fund reports

In accordance with regulations adopted by the Securities and Exchange Commission, beginning on January 1, 2021, reports like this one will no longer be sent by mail unless you specifically request it. Instead, they will be on Putnam’s website, and you will be notified by mail whenever a new one is available, and provided with a website link to access the report.

If you wish to stop receiving paper reports sooner, or if you wish to continue to receive paper reports free of charge after January 1, 2021, please see the back cover or insert for instructions. If you invest through a bank or broker, your choice will apply to all funds held in your account. If you invest directly with Putnam, your choice will apply to all Putnam funds in your account.

If you already receive these reports electronically, no action is required.

Message from the Trustees

September 19, 2019

Dear Fellow Shareholder:

If there is any lesson to be learned from constantly changing financial markets, it is the importance of positioning your investment portfolio for your long-term goals. We believe that one strategy is to diversify across different asset classes and investment approaches.

We also believe your mutual fund investment offers a number of advantages, including constant monitoring by experienced investment professionals who maintain a long-term perspective. Putnam’s portfolio managers and analysts take a research-intensive approach that includes risk management strategies designed to serve you through changing conditions.

Another key strategy, in our view, is seeking the counsel of a financial advisor. For over 80 years, Putnam has recognized the importance of professional investment advice. Your financial advisor can help in many ways, including defining and planning for goals such as retirement, evaluating the level of risk appropriate for you, and reviewing your investments on a regular basis and making adjustments as necessary.

As always, your fund’s Board of Trustees remains committed to protecting the interests of Putnam shareholders like you, and we thank you for investing with Putnam.

About the fund

A multisector approach to fixed income

When Putnam Premier Income Trust was launched in 1988, its three-pronged focus on U.S. investment-grade bonds, high-yield corporate bonds, and non-U.S. bonds was considered innovative.

In the more than 25 years since then, the fixed-income landscape has undergone a dramatic transformation, but the spirit of ingenuity that helped launch the fund is still with it today.

A veteran portfolio management team

The fund’s managers strive to build a well-diversified portfolio that carefully balances risk and return, targeting opportunities in interest rates, credit, mortgages, and currencies from across the full spectrum of the global bond markets.

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Allocations are shown as a percentage of the fund’s net assets as of 7/31/19. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the use of different classifications of securities for presentation purposes, and rounding.

Allocations may not total 100% because the table includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), in addition to the market value of securities. Holdings and allocations may vary over time.

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Data are historical. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and net asset value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance assumes reinvestment of distributions and does not account for taxes. Fund returns in the bar chart are at NAV. See below and pages 11–12 for additional performance information, including fund returns at market price. Index and Lipper results should be compared with fund performance at NAV.

Effective January 30, 2018, the ICE BofAML U.S. Treasury Bill Index replaced the Bloomberg Barclays Government Bond Index as the fund’s primary benchmark. In Putnam Management’s opinion, the new index is more appropriate to the fund’s flexible multisector investment approach.

* The fund’s primary benchmark (ICE BofAML U.S. Treasury Bill Index) was introduced on 6/30/92, which post-dates the inception of the fund’s class A shares.

This comparison shows your fund’s performance in the context of broad market indexes for the 12 months ended 7/31/19. See above and pages 11–12 for additional fund performance information. Index descriptions can be found on pages 14–15.

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Bill, how would you summarize the fund’s investment environment during the reporting period?

Risk-driven fixed-income market sectors were relatively calm early in the period. However, the backdrop shifted dramatically in the fourth quarter of 2018 as investor sentiment became sharply risk-averse and market volatility spiked. A confluence of factors, including the ongoing U.S.–China trade dispute and concern about slowing global economic growth led to a sharp downturn in risk assets.

Early in the new year, investor sentiment improved markedly following comments from U.S. Federal Reserve [Fed] Chair Jerome Powell that mild inflation would give the central bank greater flexibility to set policy in 2019. Market participants also welcomed Powell’s announcement that the Fed was not on a “pre-set” path to push its benchmark rate higher, after hiking rates every quarter in 2018. Progress in U.S.–China trade talks provided a further boost to sentiment across risk-driven markets.

Risk assets remained on a generally positive path during the second half of the period, aside from a modest pullback in May, which was

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Credit qualities are shown as a percentage of the fund’s net assets as of 7/31/19. A bond rated BBB or higher (A-3 or higher, for short-term debt) is considered investment grade. This chart reflects the highest security rating provided by one or more of Standard & Poor’s, Moody’s, and Fitch. To-be-announced (TBA) mortgage commitments, if any, are included based on their issuer ratings. Ratings may vary over time.

Cash, derivative instruments, and net other assets are shown in the not-rated category. Payables and receivables for TBA mortgage commitments are included in the not-rated category and may result in negative weights. The fund itself has not been rated by an independent rating agency.

triggered by fears of an extended trade conflict with China.

Bond yields around the world declined during the period, with central banks signaling that they were willing to keep interest rates low for longer than investors were expecting. Rates across a range of international markets slid into — or further into — negative territory.

In the United States, government-bond yields fell, reflecting investor concerns about slowing growth and global trade tensions. After reaching period highs of 3.23% in early October and again in early November, the yield on the benchmark 10-year U.S. Treasury note —which drops when bond prices rise — declined steadily, finishing the period at 2.02%.

On the final day of the period, the Fed — in a much anticipated move — cut its target for short-term interest rates by a quarter-percentage point. In making its first rate reduction since 2008, the central bank sought to provide support to the U.S. economy in light of slowing global growth and continuing trade tensions.

The fund posted a modest gain for the 12-month period. Which holdings and strategies aided performance?

Our interest-rate and yield-curve positioning was the biggest contributor. The fund’s duration was moderately positive, which aided performance as rates declined. Also, the fund’s positioning benefited from a flattening of the yield curve, as yields declined across the curve, in both the United States and Europe.

An allocation to commercial mortgage-backed securities [CMBS] also significantly contributed, led by exposure to mezzanine CMBS via CMBX, an index that references a basket of CMBS issued in a particular year. CMBX rallied along with other risk-driven assets during the second half of the period, and actually held up better than corporate credit during the market pullback in May. In general, CMBS benefited by

6 Premier Income Trust

being less sensitive to market concerns about the U.S.–China trade dispute.

By way of background, mezzanine CMBS are lower in the capital structure of a deal backed by a pool of commercial mortgages. They provide a yield advantage over higher-rated bonds, while having a smaller, yet meaningful, amount of principal protection.

How did the fund’s investments in corporate credit influence performance?

Our corporate credit holdings — predominantly high-yield bonds — had an overall neutral impact on fund performance. Following a sharp downturn in 2018’s fourth quarter, our investments rebounded strongly during the first half of 2019.

What about detractors?

Strategies targeting prepayment risk worked against our results this period. The yield on the 10-year U.S. Treasury — a benchmark for mortgage rates — trended lower from early November to the end of the period, declining by nearly a full percentage point during that time. Lower rates increased the incentive for homeowners to refinance their mortgages. This, in turn, increased expectations for faster prepayment speeds on the mortgages underlying our holdings of agency interest-only collateralized mortgage obligations [IO CMOs].

Active currency positioning also modestly detracted. Most global currencies weakened versus the U.S. dollar during the 12-month reporting period. As a result, a long position in the Australian dollar hampered results. A short position in the euro helped and partially

This table shows the fund’s top holdings across three key sectors and the percentage of the fund’s net assets that each represented as of 7/31/19. Short-term investments, TBA commitments, and derivatives, if any, are excluded. Holdings may vary over time.

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offset the overall negative impact of our currency strategy.

How did you use derivatives during the period?

We used credit default swaps to gain exposure to CMBS via CMBX, and also to hedge the fund’s credit and market risks. We used bond futures and interest-rate swaps to take tactical positions at various points along the yield curve and to hedge the risk associated with the fund’s curve positioning. We also employed interest-rate swaps to gain exposure to rates in various countries. We also utilized options to hedge the fund’s interest-rate risk, to isolate the prepayment risk associated with our CMO holdings, and to help manage overall downside risk. In addition, we used total return swaps as a hedging tool and to help manage the portfolio’s sector exposure as well as its inflation risk. Lastly, we used currency forward contracts to hedge the foreign exchange risk associated with non-U.S. bonds and to efficiently gain exposure to foreign currencies.

How was the team positioning the fund as of period-end?

We continue to favor mortgage credit, prepayment risk, and corporate credit. In our view, the yield premiums provided by CMBS and other types of mortgage credit, as well as high-yield corporate bonds, give the fund an attractive risk/reward profile. However, because we believe we’re in the later stages of both the economic and credit cycles, we are taking a somewhat more conservative approach than previously. We are doing this by purchasing securities with less price sensitivity to changes in yield spreads.

After de-emphasizing interest-rate risk for many years, we are now taking a more balanced approach, rather than keeping the fund’s duration below zero. As noted above, having

This chart shows how the fund’s security type weightings have changed over the past six months. Allocations are shown as a percentage of the fund’s net assets. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Current period summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the use of different classifications of securities for presentation purposes, and rounding.

Allocations may not total 100% because the table includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), in addition to the market value of securities. Holdings and allocations may vary over time.

8 Premier Income Trust

a positive duration provided a substantial boost to the fund’s performance this period, as interest rates declined around the world.

Given where we are in the economic and credit cycles, combined with slowing economic growth, we don’t believe rates are likely to rise substantially over the intermediate term. At the same time, we are cognizant of interest-rate risk. In our view, for U.S. rates to move significantly lower from current levels, it would require an imminent recession, which we think is unlikely.

Thanks for your time and for bringing us up to date, Bill.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice.

Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk. Statements in the Q&A concerning the fund’s performance or portfolio composition relative to those of the fund’s Lipper peer group may reference information produced by Lipper Inc. or through a third party.

Of special interest

The Trustees of the Putnam Funds approved an amendment to the dividend policy for Putnam closed-end funds to establish targeted distribution rates for common shares effective with the December 2018 record date. Under the policy, Putnam Premier Income Trust currently expects to make monthly distributions to common shareholders at a distribution rate of $0.035 per share, up from $0.026 per share. The fund’s targeted distribution rate may change from time to time or discontinue, based on market conditions, among other factors.

ABOUT DERIVATIVES

Derivatives are an increasingly common type of investment instrument, the performance of which is derived from an underlying security, index, currency, or other area of the capital markets. Derivatives employed by the fund’s managers generally serve one of two main purposes: to implement a strategy that may be difficult or more expensive to invest in through traditional securities, or to hedge unwanted risk associated with a particular position.

For example, the fund’s managers might use currency forward contracts to capitalize on an anticipated change in exchange rates between two currencies. This approach would require a significantly smaller outlay of capital than purchasing traditional bonds denominated in the underlying currencies. In another example, the managers may identify a bond that they believe is undervalued relative to its risk of default, but may seek to reduce the interest-rate risk of that bond by using interest-rate swaps, a derivative through which two parties “swap” payments based on the movement of certain rates.

Like any other investment, derivatives may not appreciate in value and may lose money. Derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities. And because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable or unwilling to pay. Putnam monitors the counterparty risks we assume. For example, Putnam often enters into collateral agreements that require the counterparties to post collateral on a regular basis to cover their obligations to the fund. Counterparty risk for exchange-traded futures and centrally cleared swaps is mitigated by the daily exchange of margin and other safeguards against default through their respective clearinghouses.

Premier Income Trust 9

HOW CLOSED-END FUNDS DIFFER FROM OPEN-END FUNDS

Closed-end funds and open-end funds share many common characteristics but also have some key differences that you should understand as you consider your portfolio strategies.

More assets at work Open-end funds are subject to ongoing sales and redemptions that can generate transaction costs for long-term shareholders. Closed-end funds, however, are typically fixed pools of capital that do not need to hold cash in connection with sales and redemptions, allowing the funds to keep more assets actively invested.

Traded like stocks Closed-end fund shares are traded on stock exchanges and, as a result, their prices fluctuate because of the influence of several factors.

They have a market price Like an open-end fund, a closed-end fund has a per-share net asset value (NAV). However, closed-end funds also have a “market price” for their shares — which is how much you pay when you buy shares of the fund, and how much you receive when you sell them.

When looking at a closed-end fund’s performance, you will usually see that the NAV and the market price differ. The market price can be influenced by several factors that cause it to vary from the NAV, including fund distributions, changes in supply and demand for the fund’s shares, changing market conditions, and investor perceptions of the fund or its investment manager. A fund’s performance at market price typically differs from its results at NAV.

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Your fund’s performance

This section shows your fund’s performance, price, and distribution information for periods ended July 31, 2019, the end of its most recent fiscal year. In accordance with regulatory requirements for mutual funds, we also include performance information as of the most recent calendar quarter-end. Performance should always be considered in light of a fund’s investment strategy. Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return, net asset value, and market price will fluctuate, and you may have a gain or a loss when you sell your shares.

Fund performance Total return for periods ended 7/31/19

	Annual
	average
	Life of
	fund (since		Annual		Annual		Annual
	2/29/88)	10 years	average	5 years	average	3 years	average	1 year
NAV	6.66%	93.63%	6.83%	17.87%	3.34%	23.85%	7.39%	4.51%
Market price	6.85	108.71	7.64	33.42	5.94	36.75	11.00	9.18

Performance assumes reinvestment of distributions and does not account for taxes.

Performance includes the deduction of management fees and administrative expenses.

Comparative index returns For periods ended 7/31/19

	Annual
	average
	Life of
	fund (since		Annual		Annual		Annual
	2/29/88)	10 years	average	5 years	average	3 years	average	1 year
ICE BofAML U.S. Treasury
Bill Index	—*	5.46%	0.53%	4.72%	0.93%	4.37%	1.43%	2.41%
Bloomberg Barclays
Government Bond Index	5.76%	33.19	2.91	13.08	2.49	3.69	1.21	7.53
Lipper General Bond
Funds (closed-end)	7.34	192.97	10.19	35.93	6.21	26.64	8.09	6.79
category average†

Index and Lipper results should be compared to fund performance at net asset value.

* The fund’s primary benchmark (ICE BofAML U.S. Treasury Bill Index) was introduced on 6/30/92, which post-dates the inception of the fund’s class A shares.

Effective January 30, 2018, the ICE BofAML U.S. Treasury Bill Index replaced the Bloomberg Barclays Government Bond Index as the fund’s primary benchmark. In Putnam Management’s opinion, the new index is more appropriate to the fund’s flexible multisector investment approach.

† Over the 1-year, 3-year, 5-year, 10-year, and life-of-fund periods ended 7/31/19, there were 39, 30, 25, 16, and 3 funds, respectively, in this Lipper category.

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Fund price and distribution information For the 12-month period ended 7/31/19
Distributions
Number	12
Income	$0.384
Capital gains	—
Total	$0.384
Share value	NAV	Market price
7/31/18	$5.59	$5.25
7/31/19	5.44	5.32
Current dividend rate*	7.72%	7.89%

The classification of distributions, if any, is an estimate. Final distribution information will appear on your year-end tax forms.

* Most recent distribution, including any return of capital and excluding capital gains, annualized and divided by NAV or market price at end of period.

Fund performance as of most recent calendar quarter Total return for periods ended 6/30/19

	Annual
	average
	Life of
	fund (since		Annual		Annual		Annual
	2/29/88)	10 years	average	5 years	average	3 years	average	1 year
NAV	6.63%	106.52%	7.52%	16.71%	3.14%	24.41%	7.55%	3.36%
Market price	6.72	116.85	8.05	26.57	4.83	32.28	9.77	5.51

See the discussion following the fund performance table on page 11 for information about the calculation of fund performance.

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Consider these risks before investing

Emerging-market securities carry illiquidity and volatility risks. Lower-rated bonds may offer higher yields in return for more risk. Funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk and the risk that they may increase in value when interest rates decline and decline in value when interest rates rise. Bond investments are subject to interest-rate risk (the risk of bond prices falling if interest rates rise) and credit risk (the risk of an issuer defaulting on interest or principal payments). Interest-rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds. Risks associated with derivatives include increased investment exposure (which may be considered leverage) and, in the case of over-the-counter instruments, the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Unlike bonds, funds that invest in bonds have fees and expenses. The value of investments in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political, or financial market conditions; investor sentiment and market perceptions; government actions; geopolitical events or changes; and factors related to a specific issuer, geography, industry, or sector. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings. International investing involves currency, economic, and political risks. You can lose money by investing in the fund. The fund’s shares trade on a stock exchange at market prices, which may be lower than the fund’s net asset value.

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Terms and definitions

Important terms

Total return shows how the value of the fund’s shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the value of all your fund’s assets, minus any liabilities, divided by the number of outstanding shares.

Market price is the current trading price of one share of the fund. Market prices are set by transactions between buyers and sellers on exchanges such as the New York Stock Exchange.

Fixed-income terms

Current rate is the annual rate of return earned from dividends or interest of an investment. Current rate is expressed as a percentage of the price of a security, fund share, or principal investment.

Mortgage-backed security (MBS), also known as a mortgage “pass-through,” is a type of asset-backed security that is secured by a mortgage or collection of mortgages. The following are types of MBSs:

• Agency credit-risk transfer security (CRT) is backed by a reference pool of agency mortgages. Unlike a regular agency pass-through, the principal invested in a CRT is not backed by a U.S. government agency. To compensate investors for this risk, a CRT typically offers a higher yield than conventional pass-through securities. Similar to a CMBS, a CRT is structured into various tranches for investors, offering different levels of risk and yield based on the underlying reference pool.

• Agency “pass-through” has its principal and interest backed by a U.S. government agency, such as the Federal National Mortgage Association (Fannie Mae), Government National Mortgage Association (Ginnie Mae), and Federal Home Loan Mortgage Corporation (Freddie Mac).

• Collateralized mortgage obligation (CMO) represents claims to specific cash flows from pools of home mortgages. The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests in “tranches.” Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates. A CMO is highly sensitive to changes in interest rates and any resulting change in the rate at which homeowners sell their properties, refinance, or otherwise prepay loans. CMOs are subject to prepayment, market, and liquidity risks.

° Interest-only (IO) security is a type of CMO in which the underlying asset is the interest portion of mortgage, Treasury, or bond payments.

• Non-agency residential mortgage-backed security (RMBS) is an MBS not backed by Fannie Mae, Ginnie Mae, or Freddie Mac. One type of RMBS is an Alt-A mortgage-backed security.

• Commercial mortgage-backed security (CMBS) is secured by the loan on a commercial property.

Yield curve is a graph that plots the yields of bonds with equal credit quality against their differing maturity dates, ranging from shortest to longest. It is used as a benchmark for other debt, such as mortgage or bank lending rates.

Comparative indexes

Bloomberg Barclays Government Bond Index is an unmanaged index of U.S. Treasury and agency securities.

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Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

CMBX Index is an unmanaged index that tracks the performance of a basket of CMBS issued in a particular year.

ICE BofAML (Intercontinental Exchange Bank of America Merrill Lynch) U.S. Treasury Bill Index is an unmanaged index that tracks the performance of U.S. dollar-denominated U.S. Treasury bills publicly issued in the U.S. domestic market. Qualifying securities must have a remaining term of at least one month to final maturity and a minimum amount outstanding of $1 billion.

S&P 500 Index is an unmanaged index of common stock performance.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

ICE Data Indices, LLC (“ICE BofAML”), used with permission. ICE BofAML permits use of the ICE BofAML indices and related data on an “as is” basis; makes no warranties regarding same; does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the ICE BofAML indices or any data included in, related to, or derived therefrom; assumes no liability in connection with the use of the foregoing; and does not sponsor, endorse, or recommend Putnam Investments, or any of its products or services.

Lipper is a third-party industry-ranking entity that ranks mutual funds. Its rankings do not reflect sales charges. Lipper rankings are based on total return at net asset value relative to other funds that have similar current investment styles or objectives as determined by Lipper. Lipper may change a fund’s category assignment at its discretion. Lipper category averages reflect performance trends for funds within a category.

Other information for shareholders

Important notice regarding share repurchase program

In September 2018, the Trustees of your fund approved the renewal of a share repurchase program that had been in effect since 2005. This renewal allows your fund to repurchase, in the 12 months beginning October 10, 2019, up to 10% of the fund’s common shares outstanding as of October 9, 2018.

Important notice regarding delivery of shareholder documents

In accordance with Securities and Exchange Commission (SEC) regulations, Putnam sends a single copy of annual and semiannual shareholder reports, prospectuses, and proxy statements to Putnam shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call Putnam at 1-800-225-1581, and Putnam will begin sending individual copies within 30 days.

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2019, are available in the Individual Investors section of putnam.com and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain

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the fund’s Form N-PORT on the SEC’s website at www.sec.gov.

Prior to its use of Form N-PORT, the fund filed its complete schedule of its portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

Trustee and employee fund ownership

Putnam employees and members of the Board of Trustees place their faith, confidence, and, most importantly, investment dollars in Putnam mutual funds. As of July 31, 2019, Putnam employees had approximately $478,000,000 and the Trustees had approximately $72,000,000 invested in Putnam mutual funds. These amounts include investments by the Trustees’ and employees’ immediate family members as well as investments through retirement and deferred compensation plans.

Important notice regarding Putnam’s privacy policy

In order to conduct business with our shareholders, we must obtain certain personal information such as account holders’ names, addresses, Social Security numbers, and dates of birth. Using this information, we are able to maintain accurate records of accounts and transactions.

It is our policy to protect the confidentiality of our shareholder information, whether or not a shareholder currently owns shares of our funds. In particular, it is our policy not to sell information about you or your accounts to outside marketing firms. We have safeguards in place designed to prevent unauthorized access to our computer systems and procedures to protect personal information from unauthorized use.

Under certain circumstances, we must share account information with outside vendors who provide services to us, such as mailings and proxy solicitations. In these cases, the service providers enter into confidentiality agreements with us, and we provide only the information necessary to process transactions and perform other services related to your account. Finally, it is our policy to share account information with your financial representative, if you’ve listed one on your Putnam account.

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Summary of Putnam Closed-End Funds’ Amended and Restated Dividend Reinvestment Plans

Putnam High Income Securities Fund, Putnam Managed Municipal Income Trust, Putnam Master Intermediate Income Trust, Putnam Municipal Opportunities Trust and Putnam Premier Income Trust (each, a “Fund” and collectively, the “Funds”) each offer a dividend reinvestment plan (each, a “Plan” and collectively, the “Plans”). If you participate in a Plan, all income dividends and capital gain distributions are automatically reinvested in Fund shares by the Fund’s agent, Putnam Investor Services, Inc. (the “Agent”). If you are not participating in a Plan, every month you will receive all dividends and other distributions in cash, paid by check and mailed directly to you.

Upon a purchase (or, where applicable, upon registration of transfer on the shareholder records of a Fund) of shares of a Fund by a registered shareholder, each such shareholder will be deemed to have elected to participate in that Fund’s Plan. Each such shareholder will have all distributions by a Fund automatically reinvested in additional shares, unless such shareholder elects to terminate participation in a Plan by instructing the Agent to pay future distributions in cash. Shareholders who were not participants in a Plan as of January 31, 2010, will continue to receive distributions in cash but may enroll in a Plan at any time by contacting the Agent.

If you participate in a Fund’s Plan, the Agent will automatically reinvest subsequent distributions, and the Agent will send you a confirmation in the mail telling you how many additional shares were issued to your account.

To change your enrollment status or to request additional information about the Plans, you may contact the Agent either in writing, at P.O. Box 8383, Boston, MA 02266-8383, or by telephone at 1-800-225-1581 during normal East Coast business hours.

How you acquire additional shares through a Plan If the market price per share for your Fund’s shares (plus estimated brokerage commissions) is greater than or equal to their net asset value per share on the payment date for a distribution, you will be issued shares of the Fund at a value equal to the higher of the net asset value per share on that date or 95% of the market price per share on that date.

If the market price per share for your Fund’s shares (plus estimated brokerage commissions) is less than their net asset value per share on the payment date for a distribution, the Agent will buy Fund shares for participating accounts in the open market. The Agent will aggregate open-market purchases on behalf of all participants, and the average price (including brokerage commissions) of all shares purchased by the Agent will be the price per share allocable to each participant. The Agent will generally complete these open-market purchases within five business days following the payment date. If, before the Agent has completed open-market purchases, the market price per share (plus estimated brokerage commissions) rises to exceed the net asset value per share on the payment date, then the purchase price may exceed the net asset value per share, potentially resulting in the acquisition of fewer shares than if the distribution had been paid in newly issued shares.

How to withdraw from a Plan Participants may withdraw from a Fund’s Plan at any time by notifying the Agent, either in writing or by telephone. Such withdrawal will be effective immediately if notice is received by the Agent with sufficient time prior to any distribution record date; otherwise, such withdrawal will be effective with respect to any subsequent distribution following notice of withdrawal. There is no penalty for withdrawing from or not participating in a Plan.

Plan administration The Agent will credit all shares acquired for a participant under a Plan to the account in which the participant’s common shares are held. Each participant will

Premier Income Trust 17

be sent reasonably promptly a confirmation by the Agent of each acquisition made for his or her account.

About brokerage fees Each participant pays a proportionate share of any brokerage commissions incurred if the Agent purchases additional shares on the open market, in accordance with the Plans. There are no brokerage charges applied to shares issued directly by the Funds under the Plans.

About taxes and Plan amendments

Reinvesting dividend and capital gain distributions in shares of the Funds does not relieve you of tax obligations, which are the same as if you had received cash distributions. The Agent supplies tax information to you and to the IRS annually. Each Fund reserves the right to amend or terminate its Plan upon 30 days’ written notice. However, the Agent may assign its rights, and delegate its duties, to a successor agent with the prior consent of a Fund and without prior notice to Plan participants.

If your shares are held in a broker or nominee name If your shares are held in the name of a broker or nominee offering a dividend reinvestment service, consult your broker or nominee to ensure that an appropriate election is made on your behalf. If the broker or nominee holding your shares does not provide a reinvestment service, you may need to register your shares in your own name in order to participate in a Plan.

In the case of record shareholders such as banks, brokers or nominees that hold shares for others who are the beneficial owners of such shares, the Agent will administer the Plan on the basis of the number of shares certified by the record shareholder as representing the total amount registered in such shareholder’s name and held for the account of beneficial owners who are to participate in the Plan.

18 Premier Income Trust

Trustee approval of management contract

General conclusions

The Board of Trustees of The Putnam Funds oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with Putnam Investment Management, LLC (“Putnam Management”) and the sub-management contract with respect to your fund between Putnam Management and its affiliate, Putnam Investments Limited (“PIL”). The Board, with the assistance of its Contract Committee, requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. The Contract Committee consists solely of Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of The Putnam Funds (“Independent Trustees”).

At the outset of the review process, members of the Board’s independent staff and independent legal counsel discussed with representatives of Putnam Management the annual contract review materials furnished to the Contract Committee during the course of the previous year’s review, identifying possible changes in these materials that might be necessary or desirable for the coming year. Following these discussions and in consultation with the Contract Committee, the Independent Trustees’ independent legal counsel requested that Putnam Management and its affiliates furnish specified information, together with any additional information that Putnam Management considered relevant, to the Contract Committee. Over the course of several months ending in June 2019, the Contract Committee met on a number of occasions with representatives of Putnam Management, and separately in executive session, to consider the information that Putnam Management provided. Throughout this process, the Contract Committee was assisted by the members of the Board’s independent staff and by independent legal counsel for The Putnam Funds and the Independent Trustees.

In May 2019, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the continuance of the contracts. At the Trustees’ June 2019 meeting, the Contract Committee met in executive session with the other Independent Trustees to review a summary of the key financial, performance and other data that the Contract Committee considered in the course of its review. The Contract Committee then presented its written report, which summarized the key factors that the Committee had considered and set forth its recommendations. The Contract Committee recommended, and the Independent Trustees approved, the continuance of your fund’s management and sub-management contracts, effective July 1, 2019. (Because PIL is an affiliate of Putnam Management and Putnam Management remains fully responsible for all services provided by PIL, the Trustees have not attempted to evaluate PIL as a separate entity, and all subsequent references to Putnam Management below should be deemed to include reference to PIL as necessary or appropriate in the context.)

The Independent Trustees’ approval was based on the following conclusions:

• That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, and the costs incurred by Putnam Management in providing services to the fund; and

• That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the management arrangements for your fund and the other Putnam funds are the result of many years of review and discussion between the Independent Trustees and Putnam Management, that some aspects of the arrangements may receive greater scrutiny in some years than others, and that the Trustees’ conclusions may be based, in part, on their consideration of fee arrangements in previous years.

Premier Income Trust 19

Management fee schedules and total expenses

The Trustees reviewed the management fee schedules in effect for all Putnam funds, including fee levels and breakpoints. The Trustees also reviewed the total expenses of each Putnam fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to fund shareholders. (Two funds have implemented so-called “all-in” management fees covering substantially all routine fund operating costs.)

In reviewing fees and expenses, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management, changes in a fund’s investment strategy, changes in Putnam Management’s operating costs or profitability, or changes in competitive practices in the mutual fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not indicate that changes to the management fee structure for your fund would be appropriate at this time.

Under its management contract, your fund has the benefit of breakpoints in its management fee schedule that provide shareholders with economies of scale in the form of reduced fee rates as the fund’s assets under management increase. The Trustees noted, however, that because your fund is a closed-end management investment company, it has relatively stable levels of assets under management and is not expected to be affected significantly by breakpoints in its management fee schedule. The Trustees concluded that the fee schedule in effect for your fund represented an appropriate sharing of economies of scale between fund shareholders and Putnam Management.

The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by Broadridge Financial Solutions, Inc. (“Broadridge”). This comparative information included your fund’s percentile ranking for effective management fees and total expenses, which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the first quintile in effective management fees (determined for your fund and the other funds in the custom peer group based on fund asset size and the applicable contractual management fee schedule) and in the third quintile in total expenses as of December 31, 2018. The first quintile represents the least expensive funds and the fifth quintile the most expensive funds. The fee and expense data reported by Broadridge as of December 31, 2018 reflected the most recent fiscal year-end data available in Broadridge’s database at that time.

In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by Putnam Management and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds. In this regard, the Trustees also reviewed an analysis of Putnam Management’s revenues, expenses and profitability, allocated on a fund-by-fund basis, with respect to the funds’ management, distribution, and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability for each of the agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules in place represented reasonable compensation for the services being provided and represented an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the Putnam funds at that time.

The information examined by the Trustees in connection with their annual contract review for the Putnam funds included information regarding fees charged by Putnam Management and its affiliates to institutional clients, including defined benefit pension and profit-sharing plans and sub-advised mutual funds. This information included, in cases where an institutional product’s investment strategy corresponds with a fund’s strategy, comparisons of those fees with fees charged to the Putnam funds, as well as an assessment of the differences in the services provided to these different types of clients as compared to the services provided to the Putnam funds. The Trustees observed that the differences in fee rates between these clients and the Putnam funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate markets. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for mutual

20 Premier Income Trust

funds than for institutional clients, and the Trustees also considered the differences between the services that Putnam Management provides to the Putnam funds and those that it provides to its other clients. The Trustees did not rely on these comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under your fund’s management contract. The Trustees were assisted in their review of the Putnam funds’ investment process and performance by the work of the investment oversight committees of the Trustees and the full Board of Trustees, which meet on a regular basis with the funds’ portfolio teams and with the Chief Investment Officers and other senior members of Putnam Management’s Investment Division throughout the year. The Trustees concluded that Putnam Management generally provides a high-quality investment process — based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them, and in general Putnam Management’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period.

The Trustees considered that, after a strong start to the year, 2018 was a mixed year for The Putnam Funds, with the Putnam open-end Funds’ performance, on an asset-weighted basis, ranking in the 54th percentile of their Lipper Inc. (“Lipper”) peers (excluding those Putnam funds that are evaluated based on their total returns versus selected investment benchmarks). The Trustees also noted that The Putnam Funds were ranked by the Barron’s/Lipper Fund Families survey as the 41st-best performing mutual fund complex out of 57 complexes for the one-year period ended December 31, 2018 and the 29th-best performing mutual fund complex out of 55 complexes for the five-year period ended December 31, 2018. The Trustees observed that The Putnam Funds’ performance over the longer-term continued to be strong, ranking 6th out of 49 mutual fund complexes in the survey over the ten-year period ended 2018. In addition, the Trustees noted that 22 of the funds were four- or five-star rated by Morningstar Inc. at the end of 2018. They also noted, however, the disappointing investment performance of some funds for periods ended December 31, 2018 and considered information provided by Putnam Management regarding the factors contributing to the underperformance and actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor closely the performance of those funds, including the effectiveness of any efforts Putnam Management has undertaken to address underperformance and whether additional actions to address areas of underperformance are warranted.

For purposes of the Trustees’ evaluation of the Putnam Funds’ investment performance, the Trustees generally focus on a competitive industry ranking of each fund’s total net return over a one-year, three-year and five-year period. For a number of Putnam funds with relatively unique investment mandates for which Putnam Management informed the Trustees that meaningful competitive performance rankings are not considered to be available, the Trustees evaluated performance based on their total gross and net returns and comparisons of those returns with the returns of selected investment benchmarks. In the case of your fund, the Trustees considered that its common share cumulative total return performance at net asset value was in the following quartiles of its Lipper peer group (Lipper General Bond Funds (closed-end)) for the one-year, three-year and five-year periods ended December 31, 2018 (the first quartile representing the best-performing funds and the fourth quartile the worst-performing funds):

One-year period	3rd
Three-year period	4th
Five-year period	4th

Over the one-year, three-year and five-year periods ended December 31, 2018, there were 36, 30 and 25 funds, respectively, in your fund’s Lipper peer group. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)

The Trustees expressed concern about your fund’s fourth quartile performance over the three-year and five-year periods ended December 31, 2018 and considered the circumstances that may have contributed to this disappointing performance. The Trustees considered Putnam Management’s observation that the fund’s underperformance was partly due to the fund’s overweight exposure in 2015 and the first half of 2016 to securities with a short duration in an environment of falling

Premier Income Trust 21

interest rates. The Trustees also noted Putnam Management’s view that the fund’s international term structure positioning had detracted from the fund’s performance, particularly in the second quarter of 2015 (Greek debt crisis) and in June and July of 2016 (the U.K.’s vote to leave the European Union). In addition, the Trustees noted Putnam Management’s observations that the fund’s exposure to high yield corporate credit, commercial mortgage-backed securities, and emerging market debt detracted from performance in the fourth quarter of 2018, when the market favored less risky investments, and that the fund’s currency strategies weighed on performance in 2018 due to the fund’s long exposure to foreign currencies while the U.S. dollar strengthened. The Trustees also noted Putnam Management’s view that performance comparisons between the fund and its Lipper peer group were less precise due to the small size and heterogeneity of the peer group.

The Trustees considered that the fund had outperformed its benchmark in early 2019 and that Putnam Management remained confident in the fund’s portfolio managers. The Trustees also noted that the fund’s benchmark had also been changed in January 2018 to more closely reflect the fund’s investment approach. The Trustees considered Putnam Management’s continued efforts to support fund performance through initiatives including structuring compensation for portfolio managers and research analysts to enhance accountability for fund performance, emphasizing accountability in the portfolio management process, and affirming its commitment to a fundamental-driven approach to investing. The Trustees noted further that Putnam Management had made selective hires in 2018 to strengthen its investment team.

As a general matter, the Trustees believe that cooperative efforts between the Trustees and Putnam Management represent the most effective way to address investment performance concerns that may arise from time to time. The Trustees noted that investors in the Putnam funds have, in effect, placed their trust in the Putnam organization, under the oversight of the funds’ Trustees, to make appropriate decisions regarding the management of the funds. Based on Putnam Management’s willingness to take appropriate measures to address fund performance issues and Putnam Management’s responsiveness to Trustee concerns about investment performance, the Trustees concluded that it continues to be advisable to seek change within Putnam Management to address performance shortcomings. In the Trustees’ view, the alternative of engaging a new investment adviser for an under-performing fund, with all the attendant risks and disruptions, would not likely provide any greater assurance of improved investment performance.

Brokerage and soft-dollar allocations; investor servicing

The Trustees considered various potential benefits that Putnam Management may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to Putnam Management in managing the assets of the fund and of other clients. Subject to policies established by the Trustees, soft dollars generated by these means are used predominantly to acquire brokerage and research services (including third-party research and market data) that enhance Putnam Management’s investment capabilities and supplement Putnam Management’s internal research efforts. However, the Trustees noted that a portion of available soft dollars continues to be used to pay fund expenses. The Trustees indicated their continued intent to monitor regulatory and industry developments in this area with the assistance of their Brokerage Committee. The Trustees also indicated their continued intent to monitor the allocation of the Putnam funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.

Putnam Management may also receive benefits from payments that the funds make to Putnam Management’s affiliates for investor services. In conjunction with the annual review of your fund’s management and sub-management contracts, the Trustees reviewed your fund’s investor servicing agreement with Putnam Investor Services, Inc. (“PSERV”), which is an affiliate of Putnam Management. The Trustees concluded that the fees payable by the funds to PSERV for such services are fair and reasonable in relation to the nature and quality of such services, the fees paid by competitive funds, and the costs incurred by PSERV in providing such services. Furthermore, the Trustees were of the view that the services provided were required for the operation of the funds, and that they were of a quality at least equal to those provided by other providers.

22 Premier Income Trust

Audited financial statements

These sections of the report, as well as the accompanying Notes, preceded by the Report of Independent Registered Public Accounting Firm, constitute the fund’s audited financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal year.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

Premier Income Trust 23

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders
Putnam Premier Income Trust:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Putnam Premier Income Trust (the “fund”), including the fund’s portfolio, as of July 31, 2019, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the fund as of July 31, 2019, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2019, by correspondence with the custodian, brokers and transfer agent or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

KPMG has served as the auditor of one or more Putnam investment companies since 1999.

Boston, Massachusetts
September 19, 2019

24 Premier Income Trust

The fund’s portfolio 7/31/19

U.S. GOVERNMENT AND AGENCY	Principal
MORTGAGE OBLIGATIONS (54.9%)*	amount	Value
U.S. Government Guaranteed Mortgage Obligations (5.6%)
Government National Mortgage Association Pass-Through Certificates
5.50%, 5/20/49	$191,560	$210,542
5.00%, 7/20/49 ##	1,838,668	1,956,233
4.50%, TBA, 8/1/49	19,000,000	19,788,204
4.00%, TBA, 8/1/49	9,000,000	9,345,938
		31,300,917
U.S. Government Agency Mortgage Obligations (49.3%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
5.00%, 4/1/49	65,797	71,754
3.00%, 4/1/30 [i]	10,945	11,204
Federal National Mortgage Association Pass-Through Certificates
5.00%, 5/1/49	202,481	220,739
4.50%, 5/1/49	163,600	174,939
Uniform Mortgage-Backed Securities
5.50%, TBA, 8/1/49	5,000,000	5,358,203
4.00%, TBA, 8/1/49	64,000,000	66,255,002
3.50%, TBA, 8/1/49	99,000,000	101,382,188
3.00%, TBA, 8/1/49	87,000,000	87,781,643
2.50%, TBA, 8/1/49	16,000,000	15,802,499
		277,058,171
Total U.S. government and agency mortgage obligations (cost $307,711,332)		$308,359,088

	Principal
U.S. TREASURY OBLIGATIONS (0.4%)*	amount	Value
U.S. Treasury Notes
2.25%, 1/31/24 [i]	$109,000	$110,874
2.125%, 2/29/24 [i]	180,000	183,726
2.00%, 8/15/25 [i]	1,945,000	1,973,533
2.00%, 2/15/25 [i]	113,000	114,762
Total U.S. treasury obligations (cost $2,382,895)		$2,382,895

	Principal
MORTGAGE-BACKED SECURITIES (43.7%)*	amount	Value
Agency collateralized mortgage obligations (21.6%)
Federal Home Loan Mortgage Corporation
IFB Ser. 3408, Class EK, ((-4.024 x 1 Month US LIBOR) + 25.79%),
16.438%, 4/15/37	$66,546	$105,090
IFB Ser. 3072, Class SM, ((-3.667 x 1 Month US LIBOR) + 23.80%),
15.272%, 11/15/35	140,160	215,679
Ser. 4813, IO, 5.50%, 8/15/48	5,368,089	1,141,165
Ser. 4077, Class IK, IO, 5.00%, 7/15/42	4,007,792	624,815
Ser. 4122, Class TI, IO, 4.50%, 10/15/42	2,162,260	365,666
Ser. 4000, Class PI, IO, 4.50%, 1/15/42	1,209,142	186,041
Ser. 4024, Class PI, IO, 4.50%, 12/15/41	1,923,116	278,094
IFB Ser. 3852, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.65%),
4.325%, 4/15/40	4,218,266	455,404
Ser. 4546, Class TI, IO, 4.00%, 12/15/45	4,128,771	557,384
Ser. 4425, IO, 4.00%, 1/15/45	5,210,717	762,693

Premier Income Trust 25

	Principal
MORTGAGE-BACKED SECURITIES (43.7%)* cont.	amount	Value
Agency collateralized mortgage obligations cont.
Federal Home Loan Mortgage Corporation
Ser. 4452, Class QI, IO, 4.00%, 11/15/44	$4,528,297	$929,786
Ser. 4193, Class PI, IO, 4.00%, 3/15/43	3,139,870	379,258
Ser. 4062, Class DI, IO, 4.00%, 9/15/39	3,696,741	202,556
IFB Ser. 4678, Class MS, IO, ((-1 x 1 Month US LIBOR) + 6.10%),
3.775%, 4/15/47	2,392,953	486,047
Ser. 4604, Class QI, IO, 3.50%, 7/15/46	10,916,110	1,503,912
Ser. 4580, Class ID, IO, 3.50%, 8/15/45	7,178,720	896,141
Ser. 4560, Class PI, IO, 3.50%, 5/15/45	2,602,245	310,942
Ser. 4501, Class BI, IO, 3.50%, 10/15/43	4,759,710	479,494
Ser. 4105, Class HI, IO, 3.50%, 7/15/41	1,854,487	151,737
Ser. 304, Class C37, IO, 3.50%, 12/15/27	1,749,994	135,222
Ser. 4165, Class TI, IO, 3.00%, 12/15/42	8,095,891	616,364
Ser. 4183, Class MI, IO, 3.00%, 2/15/42	3,749,417	267,708
Ser. 4210, Class PI, IO, 3.00%, 12/15/41	2,121,862	93,892
Ser. 4510, Class HI, IO, 3.00%, 3/15/40	6,381,856	370,020
FRB Ser. 57, Class 1AX, IO, 0.373%, 7/25/43 W	2,351,580	23,516
Ser. 3326, Class WF, zero %, 10/15/35 W	1,951	1,567
Federal National Mortgage Association
IFB Ser. 06-62, Class PS, ((-6 x 1 Month US LIBOR) + 39.90%),
26.304%, 7/25/36	98,102	168,853
IFB Ser. 07-53, Class SP, ((-3.667 x 1 Month US LIBOR) + 24.20%),
15.891%, 6/25/37	115,263	174,497
IFB Ser. 08-24, Class SP, ((-3.667 x 1 Month US LIBOR) + 23.28%),
14.975%, 2/25/38	85,724	110,858
IFB Ser. 05-75, Class GS, ((-3 x 1 Month US LIBOR) + 20.25%),
13.452%, 8/25/35	76,601	100,279
IFB Ser. 05-83, Class QP, ((-2.6 x 1 Month US LIBOR) + 17.39%),
11.502%, 11/25/34	107,578	124,640
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2,
(1 Month US LIBOR + 5.00%), 7.266%, 7/25/25	741,347	789,652
Ser. 16-3, Class NI, IO, 6.00%, 2/25/46	4,346,737	948,292
Ser. 10-99, Class NI, IO, 6.00%, 9/25/40	4,320,056	838,058
Ser. 11-59, Class BI, IO, 6.00%, 8/25/40	2,190,056	82,649
Ser. 15-30, IO, 5.50%, 5/25/45	7,144,206	1,478,779
Ser. 374, Class 6, IO, 5.50%, 8/25/36	190,837	35,927
Ser. 378, Class 19, IO, 5.00%, 6/25/35	591,445	107,274
Ser. 12-127, Class BI, IO, 4.50%, 11/25/42	879,334	187,585
Ser. 12-30, Class HI, IO, 4.50%, 12/25/40	5,250,149	427,362
Ser. 366, Class 22, IO, 4.50%, 10/25/35	11,680	204
IFB Ser. 12-36, Class SN, IO, ((-1 x 1 Month US LIBOR) + 6.45%),
4.184%, 4/25/42	2,390,561	387,630
IFB Ser. 10-35, Class SG, IO, ((-1 x 1 Month US LIBOR) + 6.40%),
4.134%, 4/25/40	1,691,876	315,112
Ser. 17-7, Class JI, IO, 4.00%, 2/25/47	3,675,846	532,998
Ser. 17-15, Class LI, IO, 4.00%, 6/25/46	2,918,690	279,756
Ser. 15-88, Class QI, IO, 4.00%, 10/25/44	3,460,268	373,810
Ser. 13-58, Class DI, IO, 4.00%, 6/25/43	8,194,675	1,487,396
Ser. 13-41, Class IP, IO, 4.00%, 5/25/43	2,409,848	321,835
Ser. 13-44, Class PI, IO, 4.00%, 1/25/43	1,962,564	234,291

26 Premier Income Trust

	Principal
MORTGAGE-BACKED SECURITIES (43.7%)* cont.	amount	Value
Agency collateralized mortgage obligations cont.
Federal National Mortgage Association
Ser. 13-60, Class IP, IO, 4.00%, 10/25/42	$1,961,996	$243,484
IFB Ser. 13-18, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.15%),
3.884%, 10/25/41	1,686,377	127,718
IFB Ser. 16-96, Class ST, IO, ((-1 x 1 Month US LIBOR) + 6.10%),
3.834%, 12/25/46	6,561,280	1,099,014
IFB Ser. 16-78, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.10%),
3.834%, 5/25/39	21,514,530	3,592,346
Ser. 13-107, Class SB, IO, ((-1 x 1 Month US LIBOR) + 5.95%),
3.684%, 2/25/43	4,450,117	895,586
IFB Ser. 11-101, Class SA, IO, ((-1 x 1 Month US LIBOR) + 5.90%),
3.634%, 10/25/41	5,240,751	746,807
Ser. 16-102, Class JI, IO, 3.50%, 2/25/46	4,954,974	540,271
Ser. 12-145, Class TI, IO, 3.00%, 11/25/42	2,565,216	123,818
Ser. 13-35, Class IP, IO, 3.00%, 6/25/42	2,902,798	148,205
Ser. 13-53, Class JI, IO, 3.00%, 12/25/41	2,829,115	199,942
Ser. 13-23, Class PI, IO, 3.00%, 10/25/41	2,330,724	83,507
Ser. 99-51, Class N, PO, zero %, 9/17/29	11,361	10,367
Federal National Mortgage Association
IFB Ser. 18-20, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.25%),
3.984%, 3/25/48	8,701,717	1,537,593
IFB Ser. 17-32, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.15%),
3.884%, 5/25/47	20,035,007	3,343,442
IFB Ser. 19-43, Class JS, IO, ((-1 x 1 Month US LIBOR) + 0.00%),
3.684%, 8/25/49	9,163,569	1,557,807
Federal National Mortgage Association Grantor Trust Ser. 00-T6,
IO, 0.717%, 11/25/40 W	1,608,755	34,106
Government National Mortgage Association
Ser. 17-38, Class DI, IO, 5.00%, 3/16/47	2,016,914	413,387
Ser. 16-42, IO, 5.00%, 2/20/46	5,322,808	1,061,337
Ser. 18-127, Class ID, IO, 5.00%, 7/20/45	8,393,934	1,069,975
Ser. 18-127, Class IC, IO, 5.00%, 10/20/44	8,516,374	1,754,032
Ser. 14-76, IO, 5.00%, 5/20/44	2,075,135	417,548
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43	1,618,856	342,712
Ser. 12-146, IO, 5.00%, 12/20/42	1,441,385	302,922
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	2,166,339	454,822
Ser. 10-20, Class UI, IO, 5.00%, 2/20/40	1,524,133	323,639
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	6,796,900	1,438,904
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	3,481,019	718,761
Ser. 17-26, Class MI, IO, 5.00%, 11/20/39	6,976,701	1,431,472
Ser. 15-79, Class GI, IO, 5.00%, 10/20/39	1,289,741	248,473
Ser. 18-94, Class AI, IO, 4.50%, 7/20/48	5,491,585	925,575
Ser. 16-37, Class IW, IO, 4.50%, 2/20/46	2,710,176	470,893
Ser. 16-104, Class GI, IO, 4.50%, 1/20/46	6,310,148	821,076
Ser. 18-127, Class IB, IO, 4.50%, 6/20/45	4,420,147	462,745
Ser. 15-167, Class BI, IO, 4.50%, 4/16/45	1,985,766	417,706
Ser. 13-182, Class IQ, IO, 4.50%, 12/16/43	2,962,462	585,086
Ser. 14-100, Class LI, IO, 4.50%, 10/16/43	3,844,280	552,462
Ser. 13-34, Class IH, IO, 4.50%, 3/20/43	2,929,666	557,599
Ser. 14-108, Class IP, IO, 4.50%, 12/20/42	624,237	77,199

Premier Income Trust 27

	Principal
MORTGAGE-BACKED SECURITIES (43.7%)* cont.	amount	Value
Agency collateralized mortgage obligations cont.
Government National Mortgage Association
Ser. 17-42, Class IC, IO, 4.50%, 8/20/41	$2,650,243	$498,274
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40	3,031,283	526,071
Ser. 10-35, Class DI, IO, 4.50%, 3/20/40	4,846,387	905,838
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	2,685,958	502,159
Ser. 13-151, Class IB, IO, 4.50%, 2/20/40	3,078,415	583,633
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	1,862,087	354,169
Ser. 09-121, Class BI, IO, 4.50%, 12/16/39	1,589,444	352,666
Ser. 17-11, Class PI, IO, 4.00%, 12/20/46	3,259,103	325,910
Ser. 16-29, IO, 4.00%, 2/16/46	2,577,720	463,990
Ser. 15-186, Class AI, IO, 4.00%, 12/20/45	6,685,447	1,086,920
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	4,005,312	783,039
Ser. 15-187, Class JI, IO, 4.00%, 3/20/45	4,450,608	734,459
Ser. 15-64, Class YI, IO, 4.00%, 11/20/44	4,189,614	586,546
Ser. 14-149, Class IP, IO, 4.00%, 7/16/44	11,803,335	1,836,599
Ser. 17-93, Class TI, IO, 4.00%, 3/20/44	8,994,393	921,925
Ser. 14-4, Class IC, IO, 4.00%, 1/20/44	1,475,203	258,601
Ser. 14-100, Class NI, IO, 4.00%, 6/20/43	6,447,536	621,855
Ser. 13-165, Class IL, IO, 4.00%, 3/20/43	1,484,658	250,014
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42	1,278,424	233,644
Ser. 12-47, Class CI, IO, 4.00%, 3/20/42	3,313,163	586,548
IFB Ser. 13-129, Class SN, IO, ((-1 x 1 Month US LIBOR) + 6.15%),
3.879%, 9/20/43	1,146,927	199,680
FRB Ser. 1162, Class FL2, IO, ((-1 x 1 Month US LIBOR) + 0.00%),
3.784%, 8/20/49 ##	1,120,000	170,800
IFB Ser. 19-78, Class SJ, IO, ((-1 x 1 Month US LIBOR) + 6.05%),
3.779%, 6/20/49	1,125,610	154,771
IFB Ser. 10-90, Class ES, IO, ((-1 x 1 Month US LIBOR) + 5.95%),
3.679%, 7/20/40	11,370,600	1,872,010
Ser. 17-165, Class IM, IO, 3.50%, 11/20/47	4,029,216	429,956
Ser. 17-118, Class KI, IO, 3.50%, 10/20/46	2,760,917	227,776
Ser. 16-48, Class MI, IO, 3.50%, 4/16/46	3,411,826	351,759
Ser. 18-127, Class IE, IO, 3.50%, 1/20/46	7,016,258	816,131
Ser. 15-111, Class IJ, IO, 3.50%, 8/20/45	4,595,230	593,327
Ser. 16-75, Class EI, IO, 3.50%, 8/20/45	6,999,762	904,198
Ser. 13-76, IO, 3.50%, 5/20/43	5,397,871	798,507
Ser. 13-28, IO, 3.50%, 2/20/43	1,653,426	226,751
Ser. 13-54, Class JI, IO, 3.50%, 2/20/43	2,584,662	344,277
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43	3,830,157	505,121
Ser. 13-14, IO, 3.50%, 12/20/42	8,415,381	882,269
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42	2,604,946	335,986
Ser. 12-136, Class BI, IO, 3.50%, 11/20/42	3,435,598	578,098
Ser. 12-140, Class IC, IO, 3.50%, 11/20/42	4,324,591	755,125
Ser. 12-128, Class IA, IO, 3.50%, 10/20/42	5,028,843	863,099
Ser. 12-113, Class ID, IO, 3.50%, 9/20/42	1,950,786	343,141
Ser. 15-62, Class IL, IO, 3.50%, 2/16/42	5,275,674	520,961
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40	5,505,213	586,856
Ser. 15-96, Class NI, IO, 3.50%, 1/20/39	3,731,751	268,824
Ser. 14-44, Class IA, IO, 3.50%, 5/20/28	8,794,072	727,622

28 Premier Income Trust

	Principal
MORTGAGE-BACKED SECURITIES (43.7%)* cont.	amount	Value
Agency collateralized mortgage obligations cont.
Government National Mortgage Association
IFB Ser. 14-119, Class SA, IO, ((-1 x 1 Month US LIBOR) + 5.60%),
3.329%, 8/20/44	$4,926,463	$738,970
Ser. 18-H05, Class AI, IO, 2.415%, 2/20/68 W	6,173,819	831,536
Ser. 18-H02, Class EI, IO, 2.413%, 1/20/68 W	15,370,498	2,046,198
Ser. 18-H03, Class XI, IO, 2.383%, 2/20/68 W	10,431,579	1,365,494
Ser. 17-H06, Class BI, IO, 2.362%, 2/20/67 W	10,436,545	1,190,810
Ser. 17-H16, Class JI, IO, 2.361%, 8/20/67 W	20,518,459	2,872,584
Ser. 18-H05, Class BI, IO, 2.36%, 2/20/68 W	10,842,520	1,446,799
Ser. 17-H12, Class QI, IO, 2.359%, 5/20/67 W	9,266,679	1,053,075
Ser. 17-H16, Class FI, IO, 2.357%, 8/20/67 W	7,754,025	920,791
Ser. 17-H02, Class BI, IO, 2.351%, 1/20/67 W	6,546,851	797,426
Ser. 16-H18, Class QI, IO, 2.338%, 6/20/66 W	7,163,420	837,948
Ser. 16-H22, Class AI, IO, 2.337%, 10/20/66 W	10,282,379	1,110,805
Ser. 18-H15, Class KI, IO, 2.283%, 8/20/68 W	9,073,969	1,236,328
Ser. 16-H23, Class NI, IO, 2.276%, 10/20/66 W	28,438,834	3,145,335
Ser. 17-H08, Class NI, IO, 2.231%, 3/20/67 W	13,824,248	1,523,432
Ser. 16-H16, Class EI, IO, 2.187%, 6/20/66 W	7,507,831	813,849
Ser. 16-H03, Class AI, IO, 2.143%, 1/20/66 W	8,356,488	772,975
Ser. 15-H10, Class BI, IO, 2.079%, 4/20/65 W	6,346,141	587,151
Ser. 16-H09, Class BI, IO, 2.048%, 4/20/66 W	11,075,205	1,129,416
Ser. 17-H19, Class MI, IO, 2.043%, 4/20/67 W	5,206,484	569,589
Ser. 16-H17, Class KI, IO, 2.016%, 7/20/66 W	5,145,768	559,602
Ser. 16-H03, Class DI, IO, 2.005%, 12/20/65 W	8,828,638	761,470
Ser. 15-H20, Class CI, IO, 1.998%, 8/20/65 W	9,390,030	951,135
Ser. 15-H15, Class BI, IO, 1.997%, 6/20/65 W	5,509,478	536,651
Ser. 17-H11, Class DI, IO, 1.927%, 5/20/67 W	9,652,418	1,073,832
Ser. 16-H02, Class HI, IO, 1.914%, 1/20/66 W	10,978,538	876,087
Ser. 15-H24, Class AI, IO, 1.914%, 9/20/65 W	8,197,011	752,412
Ser. 15-H25, Class EI, IO, 1.867%, 10/20/65 W	7,363,616	642,844
Ser. 17-H09, IO, 1.861%, 4/20/67 W	12,570,704	1,200,389
Ser. 15-H20, Class AI, IO, 1.853%, 8/20/65 W	8,135,592	715,932
FRB Ser. 15-H08, Class CI, IO, 1.811%, 3/20/65 W	6,306,372	524,640
Ser. 16-H10, Class AI, IO, 1.794%, 4/20/66 W	18,346,254	1,244,940
Ser. 17-H16, Class IH, IO, 1.779%, 7/20/67 W	13,823,871	1,274,340
Ser. 15-H23, Class BI, IO, 1.753%, 9/20/65 W	9,386,835	763,150
Ser. 16-H06, Class DI, IO, 1.716%, 7/20/65	12,876,762	979,587
Ser. 16-H24, Class CI, IO, 1.709%, 10/20/66 W	6,743,089	547,896
Ser. 17-H16, Class IG, IO, 1.704%, 7/20/67 W	18,427,975	1,773,693
Ser. 16-H14, IO, 1.699%, 6/20/66 W	7,895,798	546,847
Ser. 13-H08, Class CI, IO, 1.675%, 2/20/63 W	10,931,380	580,456
Ser. 16-H06, Class CI, IO, 1.654%, 2/20/66 W	11,807,471	759,362
Ser. 14-H21, Class BI, IO, 1.559%, 10/20/64 W	10,598,989	732,390
Ser. 15-H26, Class CI, IO, 0.503%, 8/20/65 W	19,714,012	236,568
Ser. 06-36, Class OD, PO, zero %, 7/16/36	3,853	3,297
Government National Mortgage Association IFB Ser. 19-83,
Class SY, IO, ((-1 x 1 Month US LIBOR) + 0.00%), 3.775%, 7/20/49	16,438,000	2,445,153
		121,523,357

Premier Income Trust 29

	Principal
MORTGAGE-BACKED SECURITIES (43.7%)* cont.	amount	Value
Commercial mortgage-backed securities (8.7%)
Banc of America Commercial Mortgage Trust 144A FRB Ser. 07-5,
Class XW, IO, zero %, 2/10/51 W	$7,645,888	$76
Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 07-T26, Class AJ, 5.464%, 1/12/45 W	1,882,000	1,674,980
Ser. 05-PWR7, Class D, 5.304%, 2/11/41 W	1,026,000	1,027,775
Ser. 05-PWR7, Class B, 5.214%, 2/11/41 W	1,082,622	1,088,035
Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class B, 5.775%, 3/11/39 W	1,064,979	755,976
FRB Ser. 06-PW11, Class C, 5.775%, 3/11/39 (In default) † W	805,492	101,709
FRB Ser. 07-T28, Class D, 5.534%, 9/11/42 W	828,000	467,800
FRB Ser. 06-PW14, Class XW, IO, 0.31%, 12/11/38 W	1,100,913	5,922
CD Mortgage Trust 144A FRB Ser. 07-CD5, Class XS, IO,
zero %, 11/15/44 W	3,304,047	33
CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class E, 5.748%, 12/15/47 W	1,068,000	1,071,479
FRB Ser. 11-C2, Class F, 5.25%, 12/15/47 W	2,275,000	2,173,656
COMM Mortgage Trust 144A
FRB Ser. 14-CR17, Class E, 4.85%, 5/10/47 W	682,000	634,260
FRB Ser. 12-CR3, Class E, 4.752%, 10/15/45 W	613,000	553,484
Ser. 12-CR3, Class F, 4.75%, 10/15/45 W	1,755,510	1,385,079
FRB Ser. 14-CR19, Class D, 4.718%, 8/10/47 W	1,030,000	1,012,294
Credit Suisse Commercial Mortgage Trust FRB Ser. 06-C5, Class AX,
IO, 0.88%, 12/15/39 W	2,253,891	11,042
Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 07-C4,
Class C, 5.719%, 9/15/39 W	26,697	26,697
Crest, Ltd. 144A Ser. 03-2A, Class E2, 8.00%, 12/28/38
(Cayman Islands)	229,547	232,456
CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D,
3.793%, 4/15/50 W	1,390,000	1,313,225
GS Mortgage Securities Corp. II 144A FRB Ser. 05-GG4, Class XC, IO,
1.368%, 7/10/39 W	870,847	87
GS Mortgage Securities Trust 144A FRB Ser. 14-GC24, Class D,
4.533%, 9/10/47 W	2,730,000	2,255,884
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 14-C18, Class D, 4.812%, 2/15/47 W	2,670,000	2,503,675
FRB Ser. 13-C14, Class E, 4.702%, 8/15/46 W	1,277,000	1,123,981
FRB Ser. C14, Class D, 4.702%, 8/15/46 W	1,385,000	1,317,967
FRB Ser. 14-C18, Class E, 4.312%, 2/15/47 W	914,000	763,980
FRB Ser. 14-C25, Class D, 3.944%, 11/15/47 W	2,147,000	1,885,384
Ser. 14-C25, Class E, 3.332%, 11/15/47 W	1,823,000	1,287,038
JPMorgan Chase Commercial Mortgage Securities Trust FRB
Ser. 13-LC11, Class D, 4.168%, 4/15/46 W	948,000	845,584
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class E, 6.183%, 2/12/51 W	757,000	734,290
FRB Ser. 11-C3, Class F, 5.664%, 2/15/46 W	1,113,000	1,039,032
FRB Ser. 12-C6, Class E, 5.147%, 5/15/45 W	1,115,000	1,058,252
FRB Ser. 12-C8, Class E, 4.65%, 10/15/45 W	273,000	268,744
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46 W	1,807,000	1,533,433
FRB Ser. 07-CB20, Class X1, IO, zero %, 2/12/51 W	4,983,695	50

30 Premier Income Trust

	Principal
MORTGAGE-BACKED SECURITIES (43.7%)* cont.	amount	Value
Commercial mortgage-backed securities cont.
LSTAR Commercial Mortgage Trust 144A FRB Ser. 15-3, Class C,
3.106%, 4/20/48 W	$977,000	$921,614
Mezz Cap Commercial Mortgage Trust 144A FRB Ser. 07-C5, Class X,
IO, 5.811%, 12/15/49 W	473,964	625
ML-CFC Commercial Mortgage Trust FRB Ser. 06-4, Class C,
5.324%, 12/12/49 W	1,204,928	962,259
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 13-C11, Class D, 4.354%, 8/15/46 W	1,900,000	997,500
FRB Ser. 13-C10, Class E, 4.082%, 7/15/46 W	2,860,000	2,555,164
FRB Ser. 13-C10, Class F, 4.082%, 7/15/46 W	1,988,000	1,652,259
Ser. 14-C17, Class E, 3.50%, 8/15/47	1,025,000	802,547
Morgan Stanley Capital I Trust
Ser. 07-HQ11, Class C, 5.558%, 2/12/44 W	803,807	220,774
Ser. 06-HQ10, Class B, 5.448%, 11/12/41 W	1,189,862	1,083,983
Morgan Stanley Capital I Trust 144A FRB Ser. 08-T29, Class F,
6.107%, 1/11/43 W	467,420	479,012
STRIPS CDO 144A Ser. 03-1A, Class N, IO, 5.00%, 3/24/20 (Cayman
Islands) (In default) † W	376,000	38
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E,
8.00%, 12/28/38	1,081,996	81,479
UBS-Barclays Commercial Mortgage Trust 144A
Ser. 12-C2, Class F, 4.891%, 5/10/63 W	1,476,000	1,088,506
FRB Ser. 12-C4, Class D, 4.481%, 12/10/45 W	706,000	700,022
Wachovia Bank Commercial Mortgage Trust FRB Ser. 07-C34, IO,
0.109%, 5/15/46 W	3,986,246	40
Wachovia Bank Commercial Mortgage Trust 144A FRB Ser. 04-C15,
Class G, 5.395%, 10/15/41 W	1,500,000	1,093,245
Wells Fargo Commercial Mortgage Trust 144A
FRB Ser. 13-LC12, Class D, 4.285%, 7/15/46 W	456,000	421,545
Ser. 14-LC16, Class D, 3.938%, 8/15/50	2,218,000	1,682,637
WF-RBS Commercial Mortgage Trust 144A
Ser. 11-C4, Class F, 5.00%, 6/15/44 W	2,560,000	2,024,164
FRB Ser. 12-C9, Class E, 4.811%, 11/15/45 W	739,000	664,016
FRB Ser. 12-C10, Class D, 4.438%, 12/15/45 W	1,141,000	971,058
Ser. 13-C12, Class E, 3.50%, 3/15/48	412,000	345,485
		48,901,331
Residential mortgage-backed securities (non-agency) (13.4%)
Bear Stearns Alt-A Trust FRB Ser. 05-7, Class 21A1,
4.481%, 9/25/35 W	380,079	358,132
Chevy Chase Funding LLC Mortgage-Backed Certificates 144A FRB
Ser. 06-4A, Class A2, (1 Month US LIBOR + 0.18%), 2.446%, 11/25/47	1,113,080	970,507
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 07-AR5, Class 1A1A, 4.738%, 4/25/37 W	367,890	372,783
FRB Ser. 07-AMC3, Class A2D, (1 Month US LIBOR + 0.35%),
2.616%, 3/25/37	2,575,339	2,252,450
Countrywide Alternative Loan Trust
FRB Ser. 06-OA10, Class 1A1, (1 Month US LIBOR + 0.96%),
3.469%, 8/25/46	454,253	428,790
FRB Ser. 06-OA7, Class 1A2, (1 Month US LIBOR + 0.94%),
3.449%, 6/25/46	784,461	722,186

Premier Income Trust 31

	Principal
MORTGAGE-BACKED SECURITIES (43.7%)* cont.	amount	Value
Residential mortgage-backed securities (non-agency) cont.
Countrywide Alternative Loan Trust
FRB Ser. 06-OA7, Class 1A1, 3.115%, 6/25/46 W	$1,343,287	$1,182,630
FRB Ser. 05-38, Class A3, (1 Month US LIBOR + 0.35%),
2.616%, 9/25/35	897,542	850,351
FRB Ser. 06-45T1, Class 2A7, (1 Month US LIBOR + 0.34%),
2.606%, 2/25/37	804,161	410,968
FRB Ser. 05-59, Class 1A1, (1 Month US LIBOR + 0.33%),
2.602%, 11/20/35	2,194,967	2,093,326
FRB Ser. 07-OH1, Class A1D, (1 Month US LIBOR + 0.21%),
2.476%, 4/25/47	824,674	725,635
FRB Ser. 06-OA10, Class 2A1, (1 Month US LIBOR + 0.19%),
2.456%, 8/25/46	714,434	664,423
FRB Ser. 06-OA10, Class 3A1, (1 Month US LIBOR + 0.19%),
2.456%, 8/25/46	938,381	891,462
FRB Ser. 06-OA10, Class 4A1, (1 Month US LIBOR + 0.19%),
2.456%, 8/25/46	4,745,047	4,229,105
Deutsche Alt-A Securities Mortgage Loan Trust FRB Ser. 06-AR4,
Class A2, (1 Month US LIBOR + 0.19%), 2.456%, 12/25/36	913,903	553,610
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 15-HQA2, Class B,
(1 Month US LIBOR + 10.50%), 12.766%, 5/25/28	828,687	1,099,754
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class B,
(1 Month US LIBOR + 10.00%), 12.404%, 7/25/28	2,021,649	2,705,085
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class B,
(1 Month US LIBOR + 9.35%), 11.616%, 4/25/28	1,297,188	1,699,219
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class B,
(1 Month US LIBOR + 7.55%), 9.816%, 12/25/27	1,039,846	1,265,696
Structured Agency Credit Risk Debt FRN Ser. 16-HQA1, Class M3,
(1 Month US LIBOR + 6.35%), 8.616%, 9/25/28	250,000	285,505
Structured Agency Credit Risk Debt FRN Ser. 17-DNA1, Class B1,
(1 Month US LIBOR + 4.95%), 7.216%, 7/25/29	570,000	644,134
Structured Agency Credit Risk Debt FRN Ser. 16-HQA3, Class M3,
(1 Month US LIBOR + 3.85%), 6.116%, 3/25/29	640,000	684,968
Structured Agency Credit Risk Debt FRN Ser. 18-HQA1, Class M2,
(1 Month US LIBOR + 2.30%), 4.566%, 9/25/30	2,843,000	2,856,303
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Debt FRN Ser. 18-DNA2, Class B1,
(1 Month US LIBOR + 3.70%), 5.966%, 12/25/30	1,500,000	1,570,529
Structured Agency Credit Risk Trust FRN Ser. 19-DNA1, Class M2,
(1 Month US LIBOR + 2.65%), 5.054%, 1/25/49	500,000	509,273
Seasoned Credit Risk Transfer Trust Ser. 19-2, Class M,
4.75%, 8/25/58 W	685,000	670,085
Structured Agency Credit Risk Debt FRN Ser. 19-DNA2, Class M2,
(1 Month US LIBOR + 2.45%), 4.716%, 3/25/49	614,000	621,100
Structured Agency Credit Risk Trust FRN Ser. 18-DNA2, Class M2,
(1 Month US LIBOR + 2.15%), 4.416%, 12/25/30	84,000	84,302
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2B,
(1 Month US LIBOR + 12.75%), 15.016%, 10/25/28	238,972	340,223
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B,
(1 Month US LIBOR + 12.25%), 14.516%, 9/25/28	2,311,415	3,359,128

32 Premier Income Trust

	Principal
MORTGAGE-BACKED SECURITIES (43.7%)* cont.	amount	Value
Residential mortgage-backed securities (non-agency) cont.
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B,
(1 Month US LIBOR + 11.75%), 14.016%, 10/25/28	$1,298,453	$1,852,885
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1B,
(1 Month US LIBOR + 11.75%), 14.016%, 8/25/28	842,078	1,208,758
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2B,
(1 Month US LIBOR + 10.75%), 13.016%, 1/25/29	269,299	355,863
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2,
(1 Month US LIBOR + 5.90%), 8.166%, 10/25/28	3,770,094	4,126,343
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2,
(1 Month US LIBOR + 5.70%), 7.966%, 4/25/28	3,633,549	4,018,695
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2,
(1 Month US LIBOR + 5.55%), 7.816%, 4/25/28	511,121	552,361
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2B1,
(1 Month US LIBOR + 5.50%), 7.766%, 9/25/29	1,459,000	1,696,264
Connecticut Avenue Securities FRB Ser. 15-C03, Class 1M2,
(1 Month US LIBOR + 5.00%), 7.266%, 7/25/25	3,223,357	3,517,335
Connecticut Avenue Securities FRB Ser. 17-C03, Class 1B1,
(1 Month US LIBOR + 4.85%), 7.116%, 10/25/29	2,230,000	2,510,418
Connecticut Avenue Securities FRB Ser. 18-C05, Class 1B1,
(1 Month US LIBOR + 4.25%), 6.516%, 1/25/31	630,000	671,618
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2,
(1 Month US LIBOR + 4.25%), 6.516%, 4/25/29	167,000	181,184
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2,
(1 Month US LIBOR + 4.00%), 6.266%, 5/25/25	66,485	70,668
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2M2,
(1 Month US LIBOR + 3.65%), 5.916%, 9/25/29	500,000	529,320
Connecticut Avenue Securities FRB Ser. 17-C05, Class 1B1,
(1 Month US LIBOR + 3.60%), 5.866%, 1/25/30	314,000	331,331
Connecticut Avenue Securities FRB Ser. 18-C01, Class 1B1,
(1 Month US LIBOR + 3.55%), 5.816%, 7/25/30	1,772,000	1,839,453
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1M2,
(1 Month US LIBOR + 3.55%), 5.816%, 7/25/29	286,000	302,428
Connecticut Avenue Securities FRB Ser. 17-C06, Class 2M2,
(1 Month US LIBOR + 2.80%), 5.066%, 2/25/30	310,000	319,498
Connecticut Avenue Securities FRB Ser. 18-C04, Class 2M2,
(1 Month US LIBOR + 2.55%), 4.816%, 12/25/30	650,000	662,273
Connecticut Avenue Securities FRB Ser. 18-C01, Class 1M2,
(1 Month US LIBOR + 2.25%), 4.516%, 7/25/30	172,000	173,798
Connecticut Avenue Securities FRB Ser. 18-C06, Class 2M2,
(1 Month US LIBOR + 2.10%), 4.366%, 3/25/31	251,000	251,552
Federal National Mortgage Association
Connecticut Avenue Securities Trust FRB Ser. 17-C07, Class 2B1,
(1 Month US LIBOR + 0.00%), 6.716%, 5/25/30	180,000	195,849
Connecticut Avenue Securities Trust FRB Ser. 17-C07, Class 2M2,
(1 Month US LIBOR + 2.50%), 4.766%, 5/25/30	1,700,000	1,728,199
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 19-R03, Class 1B1,
(1 Month US LIBOR + 4.10%), 6.366%, 9/25/31	578,000	616,774
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2M2,
(1 Month US LIBOR + 2.45%), 4.716%, 7/25/31	185,000	187,161
Connecticut Avenue Securities Trust FRB Ser. 19-R02, Class 1M2,
(1 Month US LIBOR + 2.30%), 4.566%, 8/25/31	293,000	294,428

Premier Income Trust 33

	Principal
MORTGAGE-BACKED SECURITIES (43.7%)* cont.	amount	Value
Residential mortgage-backed securities (non-agency) cont.
GSR Mortgage Loan Trust FRB Ser. 07-OA1, Class 2A3A, (1 Month
US LIBOR + 0.31%), 2.576%, 5/25/37	$1,018,741	$751,174
HarborView Mortgage Loan Trust FRB Ser. 05-2, Class 1A, (1 Month
US LIBOR + 0.52%), 2.818%, 5/19/35	560,824	356,266
JPMorgan Alternative Loan Trust FRB Ser. 07-A2, Class 12A1, IO,
(1 Month US LIBOR + 0.20%), 2.466%, 6/25/37	895,799	541,179
Legacy Mortgage Asset Trust 144A FRB Ser. 19-GS2, Class A2,
4.25%, 1/25/59	730,000	730,000
Morgan Stanley Re-REMIC Trust 144A FRB Ser. 10-R4, Class 4B,
(1 Month US LIBOR + 0.23%), 3.188%, 2/26/37	866,829	772,686
MortgageIT Trust FRB Ser. 05-3, Class M2, (1 Month US LIBOR +
0.80%), 3.061%, 8/25/35	267,216	258,781
Oaktown Re, Ltd. 144A
FRB Ser. 17-1A, Class B1, (1 Month US LIBOR + 6.00%), 8.016%,
4/25/27 (Bermuda)	550,000	586,231
FRB Ser. 18-1A, Class M2, (1 Month US LIBOR + 2.85%), 5.116%,
7/25/28 (Bermuda)	2,230,000	2,236,272
Radnor Re, Ltd. 144A FRB Ser. 18-1, Class M2, (1 Month US LIBOR +
2.70%), 4.966%, 3/25/28 (Bermuda)	620,000	621,163
Structured Asset Mortgage Investments II Trust
FRB Ser. 06-AR7, Class A1A, (1 Month US LIBOR + 0.21%),
2.476%, 8/25/36	1,015,014	959,188
FRB Ser. 07-AR1, Class 2A1, (1 Month US LIBOR + 0.18%),
2.446%, 1/25/37	1,164,636	1,090,053
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR14, Class 1A2, 4.175%, 12/25/35 W	352,317	353,362
FRB Ser. 05-AR10, Class 1A3, 4.109%, 9/25/35 W	870,487	884,623
FRB Ser. 05-AR13, Class A1C3, (1 Month US LIBOR + 0.49%),
2.756%, 10/25/45	727,465	723,266
FRB Ser. 05-AR19, Class A1C4, (1 Month US LIBOR + 0.40%),
2.666%, 12/25/45	633,786	619,517
Wells Fargo Mortgage Backed Securities Trust
FRB Ser. 06-AR5, Class 1A1, 5.196%, 4/25/36 W	307,566	315,255
FRB Ser. 06-AR2, Class 1A1, 4.964%, 3/25/36 W	310,661	312,040
		75,407,174
Total mortgage-backed securities (cost $247,562,375)		$245,831,862

	Principal
CORPORATE BONDS AND NOTES (24.4%)*	amount	Value
Basic materials (2.6%)
Allegheny Technologies, Inc. sr. unsec. unsub. notes
7.875%, 8/15/23	$459,000	$494,573
Allegheny Technologies, Inc. sr. unsec. unsub. notes
5.95%, 1/15/21	107,000	109,541
Axalta Coating Systems, LLC 144A company guaranty sr. unsec.
unsub. notes 4.875%, 8/15/24	720,000	741,600
Beacon Roofing Supply, Inc. company guaranty sr. unsec. unsub.
notes 6.375%, 10/1/23	242,000	249,865
Beacon Roofing Supply, Inc. 144A company guaranty sr. unsec.
notes 4.875%, 11/1/25	212,000	209,880

34 Premier Income Trust

	Principal
CORPORATE BONDS AND NOTES (24.4%)* cont.	amount	Value
Basic materials cont.
Big River Steel, LLC/BRS Finance Corp. 144A company guaranty sr.
notes 7.25%, 9/1/25	$498,000	$530,370
BMC East, LLC 144A company guaranty sr. notes 5.50%, 10/1/24	415,000	423,416
Boise Cascade Co. 144A company guaranty sr. unsec. notes
5.625%, 9/1/24	547,000	560,675
Builders FirstSource, Inc. 144A company guaranty sr. unsub. notes
5.625%, 9/1/24	233,000	241,155
Builders FirstSource, Inc. 144A sr. notes 6.75%, 6/1/27	195,000	205,238
BWAY Holding Co. 144A sr. notes 5.50%, 4/15/24	275,000	274,574
Cemex Finance, LLC 144A company guaranty sr. notes 6.00%,
4/1/24 (Mexico)	485,000	497,731
Cemex SAB de CV 144A company guaranty sr. sub. notes 5.70%,
1/11/25 (Mexico)	200,000	204,000
Chemours Co. (The) company guaranty sr. unsec. notes
5.375%, 5/15/27	122,000	107,360
Chemours Co. (The) company guaranty sr. unsec. unsub. notes
7.00%, 5/15/25	136,000	133,398
Compass Minerals International, Inc. 144A company guaranty sr.
unsec. notes 4.875%, 7/15/24	586,000	561,095
First Quantum Minerals, Ltd. 144A company guaranty sr. unsec.
notes 6.875%, 3/1/26 (Canada)	295,000	278,775
Freeport-McMoRan, Inc. company guaranty sr. unsec. notes
6.875%, 2/15/23 (Indonesia)	290,000	305,225
Freeport-McMoRan, Inc. company guaranty sr. unsec. unsub.
notes 5.45%, 3/15/43 (Indonesia)	65,000	60,301
GCP Applied Technologies, Inc. 144A sr. unsec. notes
5.50%, 4/15/26	739,000	757,475
Greif, Inc. 144A company guaranty sr. unsec. notes 6.50%, 3/1/27	401,000	418,043
Ingevity Corp. 144A sr. unsec. notes 4.50%, 2/1/26	458,000	445,405
James Hardie International Finance DAC 144A sr. unsec. bonds
5.00%, 1/15/28 (Ireland)	200,000	201,060
Joseph T Ryerson & Son, Inc. 144A sr. notes 11.00%, 5/15/22	141,000	148,952
Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes
4.875%, 9/15/24	283,000	288,660
Mercer International, Inc. company guaranty sr. unsec. notes
7.75%, 12/1/22 (Canada)	106,000	108,915
Mercer International, Inc. sr. unsec. notes 7.375%,
1/15/25 (Canada)	65,000	67,262
Mercer International, Inc. sr. unsec. notes 6.50%, 2/1/24 (Canada)	214,000	216,140
Mercer International, Inc. sr. unsec. notes 5.50%, 1/15/26 (Canada)	160,000	153,600
NCI Building Systems, Inc. 144A company guaranty sr. unsec. sub.
notes 8.00%, 4/15/26	297,000	290,689
Novelis Corp. 144A company guaranty sr. unsec. bonds
5.875%, 9/30/26	190,000	196,888
Novelis Corp. 144A company guaranty sr. unsec. notes
6.25%, 8/15/24	1,015,000	1,063,213
PQ Corp. 144A company guaranty sr. unsec. notes 5.75%, 12/15/25	455,000	460,688
Smurfit Kappa Treasury Funding DAC company guaranty sr. unsec.
unsub. notes 7.50%, 11/20/25 (Ireland)	403,000	475,540
Starfruit Finco BV/Starfruit US Holdco, LLC 144A sr. unsec. notes
8.00%, 10/1/26 (Netherlands)	180,000	177,525

Premier Income Trust 35

	Principal
CORPORATE BONDS AND NOTES (24.4%)* cont.	amount	Value
Basic materials cont.
Steel Dynamics, Inc. company guaranty sr. unsec. notes
5.00%, 12/15/26	$132,000	$137,940
Steel Dynamics, Inc. company guaranty sr. unsec. notes
4.125%, 9/15/25	47,000	47,193
Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes
5.50%, 10/1/24	110,000	113,543
Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes
5.25%, 4/15/23	45,000	45,900
Syngenta Finance NV 144A company guaranty sr. unsec. unsub.
notes 5.182%, 4/24/28 (Switzerland)	575,000	603,453
Syngenta Finance NV 144A company guaranty sr. unsec. unsub.
notes 4.892%, 4/24/25 (Switzerland)	325,000	340,390
Teck Resources, Ltd. company guaranty sr. unsec. unsub. notes
3.75%, 2/1/23 (Canada)	63,000	63,897
TopBuild Corp. 144A company guaranty sr. unsec. notes
5.625%, 5/1/26	354,000	362,408
Tronox Finance PLC 144A company guaranty sr. unsec. notes
5.75%, 10/1/25 (United Kingdom)	125,000	117,656
U.S. Concrete, Inc. company guaranty sr. unsec. unsub. notes
6.375%, 6/1/24	324,000	336,960
Univar USA, Inc. 144A company guaranty sr. unsec. notes
6.75%, 7/15/23	271,000	275,065
WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes
5.625%, 10/1/24	270,000	291,600
Zekelman Industries, Inc. 144A company guaranty sr. notes
9.875%, 6/15/23	489,000	515,284
		14,910,116
Capital goods (1.9%)
Allison Transmission, Inc. 144A company guaranty sr. unsec. notes
4.75%, 10/1/27	757,000	757,946
Amsted Industries, Inc. 144A company guaranty sr. unsec. sub.
notes 5.625%, 7/1/27	190,000	198,075
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A
company guaranty sr. sub. notes 4.125%, 8/15/26 (Ireland)	265,000	265,331
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A
company guaranty sr. unsec. notes 5.25%, 8/15/27 (Ireland)	265,000	265,331
Berry Global Escrow Corp. 144A notes 5.625%, 7/15/27	125,000	131,406
Berry Global Escrow Corp. 144A sr. notes 4.875%, 7/15/26	125,000	130,000
Berry Global, Inc. company guaranty notes 5.50%, 5/15/22	240,000	242,700
Berry Global, Inc. company guaranty unsub. notes 5.125%, 7/15/23	429,000	438,116
Berry Global, Inc. 144A notes 4.50%, 2/15/26	85,000	85,213
Bombardier, Inc. 144A sr. unsec. notes 8.75%, 12/1/21 (Canada)	110,000	120,450
Briggs & Stratton Corp. company guaranty sr. unsec. notes
6.875%, 12/15/20	369,000	383,760
Clean Harbors, Inc. 144A sr. unsec. bonds 5.125%, 7/15/29	100,000	105,405
Clean Harbors, Inc. 144A sr. unsec. notes 4.875%, 7/15/27	175,000	180,031
Crown Americas, LLC/Crown Americas Capital Corp. VI company
guaranty sr. unsec. notes 4.75%, 2/1/26	315,000	323,820
Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds
7.375%, 12/15/26	347,000	407,725

36 Premier Income Trust

		Principal
CORPORATE BONDS AND NOTES (24.4%)* cont.		amount	Value
Capital goods cont.
Gates Global, LLC/Gates Global Co. 144A company guaranty sr.
unsec. notes 6.00%, 7/15/22		$343,000	$342,571
Great Lakes Dredge & Dock Corp. company guaranty sr. unsec.
notes 8.00%, 5/15/22		408,000	435,418
Hulk Finance Corp. 144A sr. unsec. notes 7.00%, 6/1/26 (Canada)		233,000	241,155
Nordex SE sr. unsec. notes Ser. REGS, 6.50%, 2/1/23 (Germany)	EUR	200,000	225,733
Novafives SAS sr. notes Ser. REGS, 5.00%, 6/15/25 (France)	EUR	200,000	207,906
Oshkosh Corp. company guaranty sr. unsec. sub. notes
5.375%, 3/1/25		$215,000	223,600
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A
company guaranty sr. notes 6.25%, 5/15/26		268,000	277,300
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A
company guaranty sr. unsec. notes 8.50%, 5/15/27		250,000	254,063
RBS Global, Inc./Rexnord, LLC 144A sr. unsec. notes
4.875%, 12/15/25		675,000	685,125
Staples, Inc. 144A sr. notes 7.50%, 4/15/26		585,000	598,163
Stevens Holding Co, Inc. 144A company guaranty sr. unsec. notes
6.125%, 10/1/26		695,000	736,700
Tennant Co. company guaranty sr. unsec. unsub. notes
5.625%, 5/1/25		230,000	238,625
TransDigm, Inc. company guaranty sr. unsec. sub. notes
6.375%, 6/15/26		361,000	367,660
TransDigm, Inc. 144A company guaranty sr. notes 6.25%, 3/15/26		1,372,000	1,438,885
Trivium Packaging Finance BV 144A company guaranty sr. notes
5.50%, 8/15/26 (Netherlands)		200,000	206,250
Trivium Packaging Finance BV 144A company guaranty sr. unsec.
notes 8.50%, 8/15/27 (Netherlands)		200,000	211,058
			10,725,521
Communication services (2.2%)
Altice Financing SA 144A company guaranty sr. notes 6.625%,
2/15/23 (Luxembourg)		400,000	410,000
Altice France SA 144A sr. bonds 6.25%, 5/15/24 (France)		263,000	270,890
Altice Luxembourg SA 144A company guaranty sr. unsec. notes
7.75%, 5/15/22 (Luxembourg)		200,000	203,500
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company
guaranty sr. unsec. bonds 5.50%, 5/1/26		850,000	888,250
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company
guaranty sr. unsec. notes 5.875%, 4/1/24		203,000	210,866
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec.
bonds 5.375%, 6/1/29		835,000	865,269
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec.
notes 5.75%, 2/15/26		112,000	117,988
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec.
unsub. notes 5.125%, 5/1/23		618,000	632,770
CommScope Technologies, LLC 144A company guaranty sr. unsec.
notes 6.00%, 6/15/25		423,000	384,930
CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24		270,000	281,813
CSC Holdings, LLC 144A sr. unsec. unsub. notes 7.50%, 4/1/28		200,000	220,250
CSC Holdings, LLC 144A sr. unsec. unsub. notes 5.125%, 12/15/21		666,000	666,000
DISH DBS Corp. company guaranty sr. unsec. unsub. notes
5.875%, 11/15/24		314,000	292,026

Premier Income Trust 37

		Principal
CORPORATE BONDS AND NOTES (24.4%)* cont.		amount	Value
Communication services cont.
Equinix, Inc. sr. unsec. notes 5.375%, 5/15/27 R		$372,000	$399,323
Equinix, Inc. sr. unsec. unsub. notes 5.875%, 1/15/26 R		85,000	90,287
Frontier Communications Corp. 144A company guaranty notes
8.50%, 4/1/26		180,000	175,896
Intelsat Connect Finance SA 144A company guaranty sr. unsec.
notes 9.50%, 2/15/23 (Luxembourg)		230,000	206,356
Intelsat Jackson Holdings SA 144A company guaranty sr. notes
8.00%, 2/15/24 (Bermuda)		15,000	15,583
Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes
5.625%, 2/1/23		218,000	220,834
Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes
5.25%, 3/15/26		598,000	622,668
Quebecor Media, Inc. sr. unsec. unsub. notes 5.75%,
1/15/23 (Canada)		88,000	93,720
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes
6.875%, 11/15/28		278,000	305,800
Sprint Communications, Inc. sr. unsec. notes 7.00%, 8/15/20		238,000	246,925
Sprint Corp. company guaranty sr. unsec. sub. notes
7.875%, 9/15/23		404,000	450,460
Sprint Corp. company guaranty sr. unsec. sub. notes
7.25%, 9/15/21		465,000	499,294
Sprint Spectrum Co., LLC/Sprint Spectrum Co. II, LLC/Sprint
Spectrum Co. III, LLC 144A company guaranty sr. notes
3.36%, 9/20/21		163,125	163,614
T-Mobile USA, Inc. company guaranty sr. unsec. notes
6.375%, 3/1/25		505,000	523,306
T-Mobile USA, Inc. company guaranty sr. unsec. notes
6.00%, 3/1/23		291,000	296,031
T-Mobile USA, Inc. company guaranty sr. unsec. notes
5.375%, 4/15/27		74,000	78,625
T-Mobile USA, Inc. company guaranty sr. unsec. notes
4.00%, 4/15/22		100,000	101,750
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. bonds
4.75%, 2/1/28		295,000	303,113
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes
4.50%, 2/1/26		125,000	127,344
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
company guaranty sr. bonds Ser. REGS, 6.25%, 1/15/29 (Germany)	EUR	639,000	786,314
Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5.00%,
7/15/22 (Canada)		$662,000	692,618
Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%,
4/15/27 (Canada)		170,000	178,075
Virgin Media Secured Finance PLC 144A company guaranty sr.
bonds 5.00%, 4/15/27 (United Kingdom)	GBP	255,000	320,844
Ziggo BV 144A company guaranty sr. notes 5.50%,
1/15/27 (Netherlands)		$150,000	153,563
			12,496,895
Consumer cyclicals (4.2%)
American Builders & Contractors Supply Co., Inc. 144A company
guaranty sr. unsec. notes 5.875%, 5/15/26		85,000	90,206
American Builders & Contractors Supply Co., Inc. 144A sr. unsec.
notes 5.75%, 12/15/23		198,000	204,435

38 Premier Income Trust

		Principal
CORPORATE BONDS AND NOTES (24.4%)* cont.		amount	Value
Consumer cyclicals cont.
Boyd Gaming Corp. company guaranty sr. unsec. notes
6.00%, 8/15/26		$350,000	$365,750
Brookfield Residential Properties, Inc./Brookfield Residential
US Corp. 144A company guaranty sr. unsec. notes 6.125%,
7/1/22 (Canada)		94,000	95,763
Cinemark USA, Inc. company guaranty sr. unsec. notes
5.125%, 12/15/22		165,000	167,445
Cinemark USA, Inc. company guaranty sr. unsec. sub. notes
4.875%, 6/1/23		420,000	425,300
Clear Channel Worldwide Holdings, Inc. company guaranty sr.
unsec. unsub. notes 6.50%, 11/15/22		280,000	285,880
Codere Finance 2 Luxembourg SA company guaranty sr. notes
Ser. REGS, 6.75%, 11/1/21 (Luxembourg)	EUR	200,000	224,584
CRC Escrow Issuer, LLC/CRC Finco, Inc. 144A company guaranty sr.
unsec. notes 5.25%, 10/15/25		$465,000	463,977
Diamond Sports Group, LLC/Diamond Sports Finance Co. 144A sr.
notes 5.375%, 8/15/26 ##		281,000	285,566
Diamond Sports Group, LLC/Diamond Sports Finance Co. 144A sr.
unsec. notes 6.625%, 8/15/27 ##		125,000	127,734
Eldorado Resorts, Inc. company guaranty sr. unsec. notes
6.00%, 9/15/26		50,000	53,981
Eldorado Resorts, Inc. company guaranty sr. unsec. unsub. notes
7.00%, 8/1/23		163,000	170,335
Entercom Media Corp. 144A company guaranty notes
6.50%, 5/1/27		600,000	634,500
Entercom Media Corp. 144A company guaranty sr. unsec. notes
7.25%, 11/1/24		228,000	238,830
Gartner, Inc. 144A company guaranty sr. unsec. notes
5.125%, 4/1/25		530,000	545,238
Gray Television, Inc. 144A sr. unsec. notes 7.00%, 5/15/27		519,000	567,656
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes
4.625%, 5/15/24		320,000	332,067
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp.
company guaranty sr. unsec. notes 4.875%, 4/1/27		450,000	466,313
Howard Hughes Corp. (The) 144A sr. unsec. notes 5.375%, 3/15/25		388,000	397,700
iHeartCommunications, Inc. company guaranty sr. notes
6.375%, 5/1/26		210,373	223,458
iHeartCommunications, Inc. company guaranty sr. unsec. notes
8.375%, 5/1/27		419,740	441,776
IHS Markit, Ltd. sr. unsec. sub. bonds 4.75%, 8/1/28
(United Kingdom)		145,000	160,225
IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25
(United Kingdom)		600,000	644,250
IHS Markit, Ltd. 144A company guaranty sr. unsec. notes 4.00%,
3/1/26 (United Kingdom)		75,000	78,000
Iron Mountain, Inc. 144A company guaranty sr. unsec. bonds
5.25%, 3/15/28 R		73,000	73,548
Iron Mountain, Inc. 144A company guaranty sr. unsec. notes
4.875%, 9/15/27 R		591,000	588,045
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company
guaranty sr. notes 6.75%, 11/15/21		505,000	516,120

Premier Income Trust 39

	Principal
CORPORATE BONDS AND NOTES (24.4%)* cont.	amount	Value
Consumer cyclicals cont.
JC Penney Corp., Inc. company guaranty sr. unsec. unsub. bonds
7.40%, 4/1/37	$235,000	$56,400
Jeld-Wen, Inc. 144A company guaranty sr. unsec. notes
4.875%, 12/15/27	170,000	166,388
Jeld-Wen, Inc. 144A company guaranty sr. unsec. notes
4.625%, 12/15/25	195,000	191,831
Lennar Corp. company guaranty sr. unsec. sub. notes
5.875%, 11/15/24	180,000	197,100
Lions Gate Capital Holdings, LLC 144A company guaranty sr.
unsec. notes 5.875%, 11/1/24	404,000	421,170
Lions Gate Capital Holdings, LLC 144A sr. unsec. notes
6.375%, 2/1/24	255,000	269,025
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec.
sub. notes 5.625%, 3/15/26	679,000	718,891
Masonite International Corp. 144A company guaranty sr. unsec.
notes 5.375%, 2/1/28	100,000	102,579
Mattamy Group Corp. 144A sr. unsec. notes 6.875%,
12/15/23 (Canada)	353,000	366,238
Mattamy Group Corp. 144A sr. unsec. notes 6.50%,
10/1/25 (Canada)	257,000	268,244
Meredith Corp. company guaranty sr. unsec. notes 6.875%, 2/1/26	265,000	280,900
MGM Resorts International company guaranty sr. unsec. unsub.
notes 6.625%, 12/15/21	337,000	364,803
Navistar International Corp. 144A sr. unsec. notes 6.625%, 11/1/25	534,000	548,018
Nexstar Broadcasting, Inc. 144A company guaranty sr. unsec.
notes 5.625%, 8/1/24	272,000	282,540
Nexstar Escrow, Inc. 144A sr. unsec. notes 5.625%, 7/15/27	100,000	103,875
Nielsen Co. Luxembourg SARL (The) 144A company guaranty sr.
unsec. notes 5.00%, 2/1/25 (Luxembourg)	177,000	170,805
Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty
sr. unsec. sub. notes 5.00%, 4/15/22	476,000	475,262
Outfront Media Capital, LLC/Outfront Media Capital Corp.
company guaranty sr. unsec. sub. notes 5.875%, 3/15/25	315,000	323,937
Owens Corning company guaranty sr. unsec. notes 4.20%, 12/1/24	296,000	307,105
Penske Automotive Group, Inc. company guaranty sr. unsec. sub.
notes 5.75%, 10/1/22	439,000	443,728
Penske Automotive Group, Inc. company guaranty sr. unsec. sub.
notes 5.50%, 5/15/26	241,000	249,435
Penske Automotive Group, Inc. company guaranty sr. unsec. sub.
notes 5.375%, 12/1/24	290,000	297,975
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes
7.875%, 6/15/32	264,000	315,810
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes
5.50%, 3/1/26	400,000	431,000
Refinitiv US Holdings, Inc. 144A company guaranty sr. notes
6.25%, 5/15/26	224,000	240,800
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.
144A sr. notes 6.125%, 8/15/21	515,000	522,725
Sabre GLBL, Inc. 144A company guaranty sr. notes 5.375%, 4/15/23	339,000	346,658
Scientific Games International, Inc. company guaranty sr. unsec.
notes 10.00%, 12/1/22	580,000	604,662

40 Premier Income Trust

	Principal
CORPORATE BONDS AND NOTES (24.4%)* cont.	amount	Value
Consumer cyclicals cont.
Scientific Games International, Inc. 144A company guaranty sr.
notes 5.00%, 10/15/25	$150,000	$153,375
Sinclair Television Group, Inc. 144A company guaranty sr. unsec.
sub. notes 5.625%, 8/1/24	158,000	162,495
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27	819,000	841,523
Six Flags Entertainment Corp. 144A company guaranty sr. unsec.
bonds 5.50%, 4/15/27	495,000	520,988
Six Flags Entertainment Corp. 144A company guaranty sr. unsec.
unsub. notes 4.875%, 7/31/24	600,000	613,500
Spectrum Brands, Inc. company guaranty sr. unsec. sub. notes
6.625%, 11/15/22	12,000	12,255
Standard Industries, Inc. 144A sr. unsec. notes 6.00%, 10/15/25	333,000	350,066
Standard Industries, Inc. 144A sr. unsec. notes 5.375%, 11/15/24	410,000	420,246
Standard Industries, Inc. 144A sr. unsec. notes 4.75%, 1/15/28	25,000	24,711
Tribune Media Co. company guaranty sr. unsec. notes
5.875%, 7/15/22	282,000	286,653
Univision Communications, Inc. 144A company guaranty sr. notes
5.125%, 5/15/23	495,000	491,436
Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. notes
6.00%, 2/1/23	420,000	420,000
WMG Acquisition Corp. 144A company guaranty sr. notes
5.00%, 8/1/23	52,000	52,910
Wolverine World Wide, Inc. 144A company guaranty sr. unsec.
bonds 5.00%, 9/1/26	229,000	229,000
Wyndham Hotels & Resorts, Inc. 144A company guaranty sr. unsec.
notes 5.375%, 4/15/26	250,000	260,625
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company
guaranty sr. unsec. sub. notes 5.25%, 5/15/27	612,000	627,300
		23,403,669
Consumer staples (1.0%)
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty
notes 5.00%, 10/15/25 (Canada)	385,000	393,181
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr.
notes 4.625%, 1/15/22 (Canada)	170,000	170,425
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr.
sub. notes 4.25%, 5/15/24 (Canada)	275,000	281,056
Energizer Holdings, Inc. 144A company guaranty sr. unsec. notes
7.75%, 1/15/27	25,000	27,143
Energizer Holdings, Inc. 144A company guaranty sr. unsec. sub.
notes 6.375%, 7/15/26	100,000	104,250
Go Daddy Operating Co, LLC/GD Finance Co., Inc. 144A company
guaranty sr. unsec. notes 5.25%, 12/1/27	125,000	130,156
Golden Nugget, Inc. 144A company guaranty sr. unsec. sub. notes
8.75%, 10/1/25	229,000	239,878
Golden Nugget, Inc. 144A sr. unsec. notes 6.75%, 10/15/24	505,000	519,837
IAA, Inc. 144A sr. unsec. notes 5.50%, 6/15/27	50,000	52,281
Itron, Inc. 144A company guaranty sr. unsec. notes 5.00%, 1/15/26	737,000	752,661
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC
144A company guaranty sr. unsec. notes 5.25%, 6/1/26	295,000	306,269
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC
144A company guaranty sr. unsec. notes 5.00%, 6/1/24	295,000	304,588

Premier Income Trust 41

	Principal
CORPORATE BONDS AND NOTES (24.4%)* cont.	amount	Value
Consumer staples cont.
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC
144A company guaranty sr. unsec. notes 4.75%, 6/1/27	$180,000	$184,275
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec.
unsub. notes 4.875%, 11/1/26	350,000	363,125
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec.
unsub. notes 4.625%, 11/1/24	85,000	88,380
Match Group, Inc. 144A sr. unsec. bonds 5.00%, 12/15/27	586,000	614,568
Netflix, Inc. sr. unsec. notes 4.875%, 4/15/28	265,000	273,778
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28	510,000	559,725
Netflix, Inc. 144A sr. unsec. bonds 6.375%, 5/15/29	135,000	151,160
Newell Brands, Inc. sr. unsec. unsub. notes 4.20%, 4/1/26	235,000	235,183
Resideo Funding, Inc. 144A company guaranty sr. unsec. notes
6.125%, 11/1/26	180,000	190,125
		5,942,044
Energy (5.0%)
Aker BP ASA 144A sr. unsec. notes 6.00%, 7/1/22 (Norway)	300,000	309,000
Aker BP ASA 144A sr. unsec. notes 5.875%, 3/31/25 (Norway)	220,000	231,550
Aker BP ASA 144A sr. unsec. notes 4.75%, 6/15/24 (Norway)	150,000	154,500
Antero Midstream Partners LP/Antero Midstream Finance Corp.
144A sr. unsec. notes 5.75%, 1/15/28	195,000	182,081
Antero Resources Corp. company guaranty sr. unsec. notes
5.625%, 6/1/23	213,000	201,285
Antero Resources Corp. company guaranty sr. unsec. sub. notes
5.375%, 11/1/21	324,000	319,846
Antero Resources Corp. company guaranty sr. unsec. sub. notes
5.125%, 12/1/22	38,000	36,290
Apergy Corp. company guaranty sr. unsec. notes 6.375%, 5/1/26	389,000	396,780
Ascent Resources Utica Holdings, LLC/ARU Finance Corp. 144A sr.
unsec. notes 10.00%, 4/1/22	268,000	264,650
Ascent Resources Utica Holdings, LLC/ARU Finance Corp. 144A sr.
unsec. notes 7.00%, 11/1/26	96,000	76,800
California Resources Corp. company guaranty sr. unsec. sub. notes
5.00%, 1/15/20	65,000	62,400
California Resources Corp. 144A company guaranty notes
8.00%, 12/15/22	450,000	315,000
Cenovus Energy, Inc. sr. unsec. bonds 6.75%, 11/15/39 (Canada)	214,000	255,998
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes
5.875%, 3/31/25	608,000	668,861
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes
5.125%, 6/30/27	836,000	910,111
Chesapeake Energy Corp. company guaranty sr. unsec. notes
8.00%, 6/15/27	114,000	91,200
Chesapeake Energy Corp. company guaranty sr. unsec. notes
8.00%, 1/15/25	253,000	216,315
Chesapeake Energy Corp. company guaranty sr. unsec. notes
5.75%, 3/15/23	23,000	19,780
Covey Park Energy, LLC/Covey Park Finance Corp. 144A company
guaranty sr. unsec. notes 7.50%, 5/15/25	368,000	257,600
Denbury Resources, Inc. 144A company guaranty notes
9.00%, 5/15/21	261,000	245,993

42 Premier Income Trust

	Principal
CORPORATE BONDS AND NOTES (24.4%)* cont.	amount	Value
Energy cont.
Denbury Resources, Inc. 144A company guaranty sub. notes
7.75%, 2/15/24	$103,000	$75,448
Diamondback Energy, Inc. company guaranty sr. unsec. unsub.
notes 5.375%, 5/31/25	634,000	665,700
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec.
bonds 5.75%, 1/30/28	499,000	528,940
Energy Transfer Partners LP company guaranty sr. unsec. notes
5.875%, 1/15/24	356,000	395,382
Energy Transfer Partners LP jr. unsec. sub. FRB Ser. B, 6.625%,
perpetual maturity	575,000	546,250
Hess Infrastructure Partners LP/Hess Infrastructure Partners
Finance Corp. 144A sr. unsec. notes 5.625%, 2/15/26	543,000	564,550
Holly Energy Partners LP/Holly Energy Finance Corp. 144A
company guaranty sr. unsec. notes 6.00%, 8/1/24	510,000	531,675
Indigo Natural Resources, LLC 144A sr. unsec. notes
6.875%, 2/15/26	288,000	242,640
MEG Energy Corp. 144A company guaranty sr. unsec. notes 7.00%,
3/31/24 (Canada)	50,000	47,739
MEG Energy Corp. 144A company guaranty sr. unsec. notes
6.375%, 1/30/23 (Canada)	97,000	92,635
MEG Energy Corp. 144A notes 6.50%, 1/15/25 (Canada)	528,000	528,000
Nabors Industries, Inc. company guaranty sr. unsec. notes
5.75%, 2/1/25	315,000	275,625
Nabors Industries, Inc. company guaranty sr. unsec. notes
5.50%, 1/15/23	40,000	37,400
Nine Energy Service, Inc. 144A sr. unsec. notes 8.75%, 11/1/23	130,000	127,075
Noble Holding International, Ltd. company guaranty sr. unsec.
unsub. notes 7.75%, 1/15/24	124,000	96,410
Oasis Petroleum, Inc. company guaranty sr. unsec. sub. notes
6.875%, 1/15/23	196,000	193,060
Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes
6.875%, 3/15/22	168,000	167,219
Oasis Petroleum, Inc. 144A sr. unsec. notes 6.25%, 5/1/26	275,000	259,875
Pertamina Persero PT 144A sr. unsec. unsub. notes 4.875%,
5/3/22 (Indonesia)	270,000	284,637
Pertamina Persero PT 144A sr. unsec. unsub. notes 4.30%,
5/20/23 (Indonesia)	400,000	418,516
Petrobras Global Finance BV company guaranty sr. unsec. unsub.
bonds 7.375%, 1/17/27 (Brazil)	3,117,000	3,683,359
Petrobras Global Finance BV company guaranty sr. unsec. unsub.
notes 6.125%, 1/17/22 (Brazil)	3,254,000	3,502,118
Petrobras Global Finance BV company guaranty sr. unsec. unsub.
notes 5.999%, 1/27/28 (Brazil)	1,060,000	1,155,400
Petrobras Global Finance BV company guaranty sr. unsec. unsub.
notes 5.299%, 1/27/25 (Brazil)	2,906,000	3,120,318
Petroleos de Venezuela SA company guaranty sr. unsec. bonds
Ser. REGS, 6.00%, 11/15/26 (Venezuela) (In default) †	689,000	96,460
Petroleos de Venezuela SA company guaranty sr. unsec. unsub.
notes 5.375%, 4/12/27 (Venezuela) (In default) †	972,000	136,080
Petroleos de Venezuela SA 144A company guaranty sr. unsec.
notes 6.00%, 11/15/26 (Venezuela) (In default) †	2,345,000	328,300

Premier Income Trust 43

	Principal
CORPORATE BONDS AND NOTES (24.4%)* cont.	amount	Value
Energy cont.
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes
6.375%, 1/23/45 (Mexico)	$1,025,000	$899,350
Precision Drilling Corp. 144A company guaranty sr. unsec. notes
7.125%, 1/15/26 (Canada)	313,000	297,350
Regency Energy Partners LP/Regency Energy Finance Corp.
company guaranty sr. unsec. notes 5.00%, 10/1/22	195,000	206,718
Rose Rock Midstream LP/Rose Rock Finance Corp. company
guaranty sr. unsec. sub. notes 5.625%, 7/15/22	233,000	229,214
SESI, LLC company guaranty sr. unsec. notes 7.75%, 9/15/24	116,000	69,600
SESI, LLC company guaranty sr. unsec. unsub. notes
7.125%, 12/15/21	188,000	137,710
Seventy Seven Energy, Inc. escrow sr. unsec. notes
6.50%, 7/15/22 F	45,000	5
SM Energy Co. sr. unsec. sub. notes 5.00%, 1/15/24	110,000	100,925
SM Energy Co. sr. unsec. unsub. notes 6.125%, 11/15/22	211,000	206,253
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A
company guaranty sr. unsec. notes 5.50%, 1/15/28	340,000	337,348
Targa Resources Partners LP/Targa Resources Partners Finance
Corp. company guaranty sr. unsec. unsub. notes 5.00%, 1/15/28	155,000	157,131
Targa Resources Partners LP/Targa Resources Partners Finance
Corp. 144A company guaranty sr. unsec. notes 6.875%, 1/15/29	80,000	88,216
Targa Resources Partners LP/Targa Resources Partners Finance
Corp. 144A company guaranty sr. unsec. notes 6.50%, 7/15/27	410,000	446,396
Transocean Pontus, Ltd. 144A company guaranty sr. notes 6.125%,
8/1/25 (Cayman Islands)	203,175	209,778
Transocean Poseidon, Ltd. 144A company guaranty sr. notes
6.875%, 2/1/27	137,000	146,250
Transocean Sentry Ltd. 144A company guaranty sr. notes 5.375%,
5/15/23 (Cayman Islands)	395,000	395,988
Transocean, Inc. 144A company guaranty sr. unsec. notes
9.00%, 7/15/23	10,000	10,522
Valaris PLC sr. unsec. notes 7.75%, 2/1/26 (United Kingdom)	223,000	162,790
Whiting Petroleum Corp. sr. unsec. notes 6.625%, 1/15/26	102,000	96,135
WPX Energy, Inc. sr. unsec. notes 8.25%, 8/1/23	60,000	67,500
WPX Energy, Inc. sr. unsec. notes 5.75%, 6/1/26	288,000	295,920
WPX Energy, Inc. sr. unsec. unsub. notes 6.00%, 1/15/22	320,000	331,600
		28,209,550
Financials (3.5%)
Alliance Data Systems Corp. 144A company guaranty sr. unsec.
notes 5.375%, 8/1/22	778,000	788,456
Ally Financial, Inc. company guaranty sr. unsec. notes
8.00%, 11/1/31	1,028,000	1,373,922
Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25	369,000	411,896
American International Group, Inc. jr. unsec. sub. FRB
8.175%, 5/15/58	163,000	218,339
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%,
perpetual maturity	148,000	161,690
Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%,
perpetual maturity	185,000	205,859
CBRE Services, Inc. company guaranty sr. unsec. notes
5.25%, 3/15/25	175,000	193,681

44 Premier Income Trust

		Principal
CORPORATE BONDS AND NOTES (24.4%)* cont.		amount	Value
Financials cont.
CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23		$195,000	$209,138
CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25		578,000	633,633
CIT Group, Inc. sr. unsec. unsub. notes 5.00%, 8/15/22		82,000	86,920
CNO Financial Group, Inc. sr. unsec. notes 5.25%, 5/30/29		225,000	243,000
CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25		678,000	730,545
Credit Acceptance Corp. 144A company guaranty sr. unsec. notes
6.625%, 3/15/26		125,000	134,850
Dresdner Funding Trust I jr. unsec. sub. notes 8.151%, 6/30/31		500,000	678,750
Dresdner Funding Trust I 144A jr. unsec. sub. notes 8.151%, 6/30/31		200,000	271,500
ESH Hospitality, Inc. 144A company guaranty sr. unsec. notes
5.25%, 5/1/25 R		220,000	226,325
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%,
4/17/28 (Canada)		170,000	181,192
Freedom Mortgage Corp. 144A sr. unsec. notes 8.125%, 11/15/24		120,000	104,400
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec.
notes 5.25%, 6/1/25		250,000	268,438
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec.
unsub. notes 5.375%, 4/15/26		185,000	201,302
goeasy, Ltd. 144A company guaranty sr. unsec. notes 7.875%,
11/1/22 (Canada)		214,000	223,095
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company
guaranty sr. unsec. notes 6.75%, 2/1/24		210,000	219,450
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company
guaranty sr. unsec. notes 6.25%, 2/1/22		205,000	210,662
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company
guaranty sr. unsec. notes 5.875%, 2/1/22		440,000	444,400
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 144A
company guaranty sr. unsec. notes 6.25%, 5/15/26		100,000	103,250
International Lease Finance Corp. sr. unsec. unsub. notes
5.875%, 8/15/22		20,000	21,718
Intesa Sanpaolo SpA 144A company guaranty jr. unsec. sub. FRB
7.70%, perpetual maturity (Italy)		200,000	199,500
iStar, Inc. sr. unsec. notes 6.00%, 4/1/22 R		360,000	369,000
iStar, Inc. sr. unsec. unsub. notes 5.25%, 9/15/22 R		125,000	127,021
Liberty Mutual Insurance Co. 144A unsec. sub. notes
7.697%, 10/15/97		670,000	954,062
LPL Holdings, Inc. 144A company guaranty sr. unsec. notes
5.75%, 9/15/25		450,000	466,875
MGM Growth Properties Operating Partnership LP/MGP Finance
Co-Issuer, Inc. company guaranty sr. unsec. notes 4.50%, 1/15/28 R		115,000	114,856
Miller Homes Group Holdings PLC company guaranty sr. notes
Ser. REGS, 5.50%, 10/15/24 (United Kingdom)	GBP	175,000	216,212
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr.
unsec. notes 9.125%, 7/15/26		$305,000	318,725
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr.
unsec. notes 8.125%, 7/15/23		220,000	227,700
Nationstar Mortgage, LLC/Nationstar Capital Corp. company
guaranty sr. unsec. unsub. notes 6.50%, 7/1/21		284,000	283,182
Provident Funding Associates LP/PFG Finance Corp. 144A sr.
unsec. notes 6.375%, 6/15/25		300,000	289,500

Premier Income Trust 45

		Principal
CORPORATE BONDS AND NOTES (24.4%)* cont.		amount	Value
Financials cont.
Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 8.00%,
perpetual maturity (United Kingdom)		$200,000	$214,250
Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7.648%,
perpetual maturity (United Kingdom)		306,000	403,538
Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7.50%,
perpetual maturity (United Kingdom)		410,000	416,663
Royal Bank of Scotland Group PLC sr. unsec. unsub. notes 3.875%,
9/12/23 (United Kingdom)		235,000	239,300
Springleaf Finance Corp. company guaranty sr. unsec. unsub.
notes 6.875%, 3/15/25		745,000	833,342
Starwood Property Trust, Inc. sr. unsec. notes 4.75%, 3/15/25 R		330,000	334,884
Taylor Morrison Communities, Inc. 144A sr. unsec. notes
5.75%, 1/15/28		125,000	129,541
TMX Finance, LLC/TitleMax Finance Corp. 144A sr. notes
11.125%, 4/1/23		178,000	162,425
UBS Group Funding Switzerland AG company guaranty jr. unsec.
sub. FRN Ser. REGS, 6.875%, perpetual maturity (Switzerland)		200,000	213,095
VTB Bank OJSC Via VTB Capital SA 144A unsec. sub. bonds 6.95%,
10/17/22 (Russia)		4,200,000	4,462,500
			19,522,582
Health care (1.9%)
Bausch Health Americas, Inc. 144A company guaranty sr. unsec.
notes 9.25%, 4/1/26		305,000	341,600
Bausch Health Americas, Inc. 144A sr. unsec. notes 8.50%, 1/31/27		611,000	675,155
Bausch Health Cos., Inc. company guaranty sr. unsec. notes
Ser. REGS, 4.50%, 5/15/23	EUR	270,000	302,399
Bausch Health Cos., Inc. 144A company guaranty sr. notes
5.50%, 11/1/25		$90,000	93,600
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes
9.00%, 12/15/25		255,000	285,699
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes
7.25%, 5/30/29		235,000	244,254
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes
7.00%, 1/15/28		115,000	119,169
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes
6.125%, 4/15/25		370,000	380,638
Bausch Health Cos., Inc. 144A company guaranty sr. unsub. notes
7.00%, 3/15/24		355,000	374,525
Bausch Health Cos., Inc. 144A company guaranty sr. unsub. notes
6.50%, 3/15/22		270,000	279,923
Bausch Health Cos., Inc. 144A sr. notes 5.75%, 8/15/27		95,000	99,988
Centene Corp. sr. unsec. unsub. notes 6.125%, 2/15/24		395,000	413,763
Centene Corp. sr. unsec. unsub. notes 4.75%, 5/15/22		305,000	308,602
Centene Escrow I Corp. 144A sr. unsec. notes 5.375%, 6/1/26		135,000	142,594
CHS/Community Health Systems, Inc. company guaranty sr. notes
6.25%, 3/31/23		1,051,000	1,006,333
CHS/Community Health Systems, Inc. company guaranty sr.
unsec. notes 6.875%, 2/1/22		235,000	160,975
CHS/Community Health Systems, Inc. 144A company guaranty sr.
notes 8.00%, 3/15/26		125,000	119,844
HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26		256,000	284,068

46 Premier Income Trust

	Principal
CORPORATE BONDS AND NOTES (24.4%)* cont.	amount	Value
Health care cont.
HCA, Inc. company guaranty sr. sub. notes 5.00%, 3/15/24	$270,000	$292,890
HCA, Inc. company guaranty sr. unsec. unsub. notes
7.50%, 2/15/22	128,000	141,760
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC
144A company guaranty sr. unsec. notes 6.375%, 8/1/23	370,000	383,413
Kinetic Concepts, Inc./KCI USA, Inc. 144A company guaranty sub.
notes 12.50%, 11/1/21	233,000	254,553
Molina Healthcare, Inc. company guaranty sr. unsec. notes
5.375%, 11/15/22	270,000	281,899
Molina Healthcare, Inc. 144A company guaranty sr. unsec. notes
4.875%, 6/15/25	70,000	71,050
Service Corp. International sr. unsec. bonds 5.125%, 6/1/29	350,000	368,922
Service Corp. International sr. unsec. notes 4.625%, 12/15/27	100,000	102,500
Service Corp. International sr. unsec. unsub. notes 5.375%, 5/15/24	1,075,000	1,103,294
Tenet Healthcare Corp. company guaranty sr. notes
4.625%, 7/15/24	660,000	671,220
Tenet Healthcare Corp. company guaranty sr. sub. notes
6.00%, 10/1/20	393,000	404,299
Tenet Healthcare Corp. 144A company guaranty notes
6.25%, 2/1/27	125,000	129,750
Teva Pharmaceutical Finance Netherlands III BV company
guaranty sr. unsec. notes 6.75%, 3/1/28 (Israel)	385,000	344,575
Teva Pharmaceutical Finance Netherlands III BV company
guaranty sr. unsec. notes 6.00%, 4/15/24 (Israel)	250,000	230,988
WellCare Health Plans, Inc. sr. unsec. notes 5.25%, 4/1/25	165,000	171,222
WellCare Health Plans, Inc. 144A sr. unsec. notes 5.375%, 8/15/26	110,000	116,339
		10,701,803
Technology (1.0%)
Avaya, Inc. 144A escrow notes 7.00%, 4/1/20	1,318,000	—
CommScope Finance, LLC 144A sr. notes 6.00%, 3/1/26	160,000	161,752
CommScope Finance, LLC 144A sr. notes 5.50%, 3/1/24	75,000	75,938
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A
company guaranty sr. notes 6.02%, 6/15/26	1,065,000	1,177,510
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A
company guaranty sr. unsec. notes 7.125%, 6/15/24	483,000	510,774
First Data Corp. 144A notes 5.75%, 1/15/24	761,000	782,917
First Data Corp. 144A sr. notes 5.375%, 8/15/23	375,000	385,013
Nutanix, Inc. cv. sr. unsec. notes zero %, 1/15/23	204,000	184,140
Qorvo, Inc. company guaranty sr. unsec. unsub. notes
5.50%, 7/15/26	210,000	221,193
SS&C Technologies, Inc. 144A company guaranty sr. unsec. notes
5.50%, 9/30/27	584,000	607,360
Dun & Bradstreet Corp. (The) 144A sr. notes 6.875%, 8/15/26	125,000	133,244
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes
5.625%, 10/1/25	821,000	800,475
Western Digital Corp. company guaranty sr. unsec. notes
4.75%, 2/15/26	400,000	395,500
		5,435,816

Premier Income Trust 47

	Principal
CORPORATE BONDS AND NOTES (24.4%)* cont.	amount	Value
Transportation (0.1%)
Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr.
unsec. notes 6.375%, 4/1/23	$502,000	$512,040
		512,040
Utilities and power (1.0%)
AES Corp./Virginia (The) sr. unsec. unsub. notes 5.50%, 4/15/25	965,000	1,001,188
AES Corp./Virginia (The) sr. unsec. unsub. notes 5.125%, 9/1/27	135,000	142,911
AES Corp./Virginia (The) sr. unsec. unsub. notes 4.875%, 5/15/23	160,000	162,600
AES Corp./Virginia (The) sr. unsec. unsub. notes 4.50%, 3/15/23	135,000	138,375
Calpine Corp. sr. unsec. sub. notes 5.75%, 1/15/25	584,000	580,905
Calpine Corp. 144A company guaranty sr. notes 5.25%, 6/1/26	188,000	189,884
Calpine Corp. 144A company guaranty sr. sub. notes
5.875%, 1/15/24	85,000	86,806
Colorado Interstate Gas Co., LLC company guaranty sr. unsec.
notes 6.85%, 6/15/37	615,000	720,540
NRG Energy, Inc. company guaranty sr. unsec. notes
7.25%, 5/15/26	206,000	222,480
NRG Energy, Inc. company guaranty sr. unsec. notes
6.625%, 1/15/27	247,000	263,349
NRG Energy, Inc. company guaranty sr. unsec. notes
5.75%, 1/15/28	320,000	340,800
NRG Energy, Inc. 144A company guaranty sr. bonds 4.45%, 6/15/29	175,000	180,453
NRG Energy, Inc. 144A company guaranty sr. notes 3.75%, 6/15/24	110,000	112,557
NRG Energy, Inc. 144A sr. unsec. bonds 5.25%, 6/15/29	260,000	274,300
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc.
escrow company guaranty sr. notes 11.50%, 10/1/20 F	205,000	308
Vistra Energy Corp. 144A company guaranty sr. unsec. notes
8.125%, 1/30/26	169,000	181,253
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes
5.00%, 7/31/27	165,000	168,919
Vistra Operations Co., LLC 144A sr. bonds 4.30%, 7/15/29	115,000	115,651
Vistra Operations Co., LLC 144A sr. notes 3.55%, 7/15/24	65,000	65,450
Vistra Operations Co., LLC 144A sr. unsec. notes 5.625%, 2/15/27	152,000	160,360
Vistra Operations Co., LLC 144A sr. unsec. notes 5.50%, 9/1/26	369,000	386,528
		5,495,617
Total corporate bonds and notes (cost $134,943,529)		$137,355,653

FOREIGN GOVERNMENT AND AGENCY	Principal
BONDS AND NOTES (12.8%)*	amount	Value
Argentina (Republic of) sr. unsec. unsub. bonds 6.625%,
7/6/28 (Argentina)	$460,000	$370,300
Argentina (Republic of) sr. unsec. unsub. notes 7.50%,
4/22/26 (Argentina)	385,000	330,619
Argentina (Republic of) sr. unsec. unsub. notes 6.875%,
1/26/27 (Argentina)	3,493,000	2,886,091
Argentina (Republic of) sr. unsec. unsub. notes 4.625%,
1/11/23 (Argentina)	650,000	542,750
Argentina (Republic of) 144A sr. unsec. notes 7.125%,
8/1/27 (Argentina)	2,375,000	1,840,625
Brazil (Federal Republic of) sr. unsec. unsub. bonds 4.625%,
1/13/28 (Brazil)	2,255,000	2,391,430

48 Premier Income Trust

FOREIGN GOVERNMENT AND AGENCY		Principal
BONDS AND NOTES (12.8%)* cont.		amount	Value
Brazil (Federal Republic of) sr. unsec. unsub. notes 4.25%,
1/7/25 (Brazil)		$1,370,000	$1,443,638
Buenos Aires (Province of) sr. unsec. unsub. bonds Ser. REGS,
7.875%, 6/15/27 (Argentina)		900,000	668,250
Buenos Aires (Province of) sr. unsec. unsub. notes Ser. REGS,
6.50%, 2/15/23 (Argentina)		700,000	571,375
Buenos Aires (Province of) unsec. FRN (Argentina Deposit Rates
BADLAR + 3.83%), 54.142%, 5/31/22 (Argentina)	ARS	17,110,000	343,114
Buenos Aires (Province of) 144A sr. unsec. unsub. bonds 7.875%,
6/15/27 (Argentina)		$1,990,000	1,480,063
Buenos Aires (Province of) 144A sr. unsec. unsub. notes 10.875%,
1/26/21 (Argentina)		66,667	62,333
Buenos Aires (Province of) 144A sr. unsec. unsub. notes 9.125%,
3/16/24 (Argentina)		3,308,000	2,770,836
Cordoba (Province of) sr. unsec. unsub. notes Ser. REGS, 7.45%,
9/1/24 (Argentina)		2,664,000	2,117,880
Cordoba (Province of) 144A sr. unsec. unsub. notes 7.125%,
6/10/21 (Argentina)		1,233,000	1,095,533
Dominican (Republic of) sr. unsec. unsub. notes 7.50%, 5/6/21
(Dominican Republic)		116,667	122,938
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 8.625%,
4/20/27 (Dominican Republic)		445,000	538,450
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.875%,
1/29/26 (Dominican Republic)		1,150,000	1,308,125
Dominican (Republic of) 144A sr. unsec. unsub. bonds 5.50%,
1/27/25 (Dominican Republic)		1,650,000	1,755,188
Egypt (Arab Republic of) sr. unsec. notes Ser. REGS, 6.125%,
1/31/22 (Egypt)		635,000	662,769
Egypt (Arab Republic of) sr. unsec. notes Ser. REGS, 5.577%,
2/21/23 (Egypt)		310,000	320,850
Egypt (Arab Republic of) sr. unsec. unsub. notes Ser. REGS, 5.875%,
6/11/25 (Egypt)		880,000	915,182
Egypt (Arab Republic of) 144A sr. unsec. notes 5.577%,
2/21/23 (Egypt)		1,010,000	1,046,794
El Salvador (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.875%,
1/30/25 (El Salvador)		700,000	719,250
Hellenic (Republic of) sr. unsec. notes 4.375%, 8/1/22 (Greece)	EUR	2,332,000	2,860,820
Hellenic (Republic of) sr. unsec. notes 3.45%, 4/2/24 (Greece)	EUR	1,411,000	1,729,625
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3.00% (3.00%, 2/24/20), 2/24/40 (Greece) ††	EUR	61,000	75,969
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/36 (Greece) ††	EUR	468,000	582,530
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/33 (Greece) ††	EUR	141,000	174,941
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/32 (Greece) ††	EUR	178,000	222,989
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/31 (Greece) ††	EUR	468,000	584,509
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/30 (Greece) ††	EUR	3,840,211	4,761,929
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/29 (Greece) ††	EUR	137,295	172,122

Premier Income Trust 49

FOREIGN GOVERNMENT AND AGENCY		Principal
BONDS AND NOTES (12.8%)* cont.		amount	Value
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/28 (Greece) ††	EUR	4,094,435	$5,056,277
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/27 (Greece) ††	EUR	398,000	485,482
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/26 (Greece) ††	EUR	1,556,500	1,909,428
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/25 (Greece) ††	EUR	114,000	139,186
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/23 (Greece) ††	EUR	1,269,807	1,534,746
Indonesia (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.75%,
1/8/26 (Indonesia)		$2,370,000	2,601,075
Indonesia (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.125%,
1/15/25 (Indonesia)		760,000	805,610
Indonesia (Republic of) 144A sr. unsec. notes 4.75%,
1/8/26 (Indonesia)		300,000	329,251
Indonesia (Republic of) 144A sr. unsec. unsub. bonds 6.625%,
2/17/37 (Indonesia)		1,555,000	2,042,928
Indonesia (Republic of) 144A sr. unsec. unsub. notes 4.35%,
1/8/27 (Indonesia)		1,265,000	1,367,755
Indonesia (Republic of) 144A sr. unsec. unsub. notes 3.375%,
4/15/23 (Indonesia)		1,355,000	1,385,496
Ivory Coast (Republic of) sr. unsec. unsub. bonds Ser. REGS,
6.125%, 6/15/33 (Ivory Coast)		840,000	790,650
Ivory Coast (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.375%,
3/3/28 (Ivory Coast)		630,000	632,350
Ivory Coast (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.375%,
7/23/24 (Ivory Coast)		300,000	305,250
Ivory Coast (Republic of) 144A sr. unsec. bonds 6.125%, 6/15/33
(Ivory Coast)		1,385,000	1,306,924
Ivory Coast (Republic of) 144A sr. unsec. unsub. bonds 5.25%,
3/22/30 (Ivory Coast)	EUR	760,000	850,634
Mexico (Government of) sr. unsec. bonds 5.55%, 1/21/45 (Mexico)		$5,014,000	5,801,905
Russia (Federation of) 144A sr. unsec. notes 4.50%, 4/4/22 (Russia)		265,000	276,433
Russia (Federation of) 144A sr. unsec. unsub. bonds 4.375%,
3/21/29 (Russia)		200,000	209,494
Senegal (Republic of) unsec. bonds Ser. REGS, 6.25%,
5/23/33 (Senegal)		625,000	618,750
South Africa (Republic of) sr. unsec. unsub. notes 4.85%, 9/27/27
(South Africa)		805,000	817,886
United Mexican States sr. unsec. notes 4.00%, 10/2/23 (Mexico)		1,040,000	1,089,341
United Mexican States sr. unsec. unsub. notes 4.15%,
3/28/27 (Mexico)		3,080,000	3,208,827
Venezuela (Bolivarian Republic of) sr. unsec. bonds 7.00%, 3/31/38
(Venezuela)		650,000	94,250
Venezuela (Republic of) sr. unsec. notes 9.00%, 5/7/23 (Venezuela)
(In default) †		1,652,000	239,540
Venezuela (Republic of) sr. unsec. notes 7.65%, 4/21/25
(Venezuela) (In default) †		439,000	63,655
Venezuela (Republic of) sr. unsec. unsub. notes 8.25%, 10/13/24
(Venezuela) (In default) †		2,674,000	387,730
Total foreign government and agency bonds and notes (cost $70,365,526)			$71,820,670

50 Premier Income Trust

PURCHASED SWAP OPTIONS OUTSTANDING (4.5%)*
Counterparty			Notional/
Fixed right % to receive or (pay)/	Expiration		Contract
Floating rate index/Maturity date	date/strike		amount	Value
Bank of America N.A.
2.785/3 month USD-LIBOR-BBA/Jan-47	Jan-27/2.785		$8,145,400	$1,005,713
(2.785)/3 month USD-LIBOR-BBA/Jan-47	Jan-27/2.785		8,145,400	454,758
2.3075/3 month USD-LIBOR-BBA/Jun-52	Jun-22/2.3075		3,515,900	315,306
(2.3075)/3 month USD-LIBOR-BBA/Jun-52	Jun-22/2.3075		3,515,900	241,613
(2.401)/3 month USD-LIBOR-BBA/Sep-29	Sep-19/2.401		51,748,200	12,420
Goldman Sachs International
2.988/3 month USD-LIBOR-BBA/Feb-39	Feb-29/2.988		7,048,900	584,001
(2.983)/3 month USD-LIBOR-BBA/May-52	May-22/2.983		12,300,800	274,554
(2.988)/3 month USD-LIBOR-BBA/Feb-39	Feb-29/2.988		7,048,900	251,293
(2.011)/3 month USD-LIBOR-BBA/Aug-29	Aug-19/2.011		51,748,200	69,343
(2.281)/3 month USD-LIBOR-BBA/Aug-29	Aug-19/2.281		51,748,200	52
JPMorgan Chase Bank N.A.
3.162/3 month USD-LIBOR-BBA/Nov-33	Nov-20/3.162		26,351,000	3,328,656
1.758/6 month EUR-EURIBOR-Reuters/Sep-49	Sep-19/1.758	EUR	6,794,000	2,557,051
1.376/6 month EUR-EURIBOR-Reuters/Sep-29	Sep-19/1.376	EUR	17,032,000	2,554,774
1.288/6 month EUR-EURIBOR-Reuters/Feb-50	Feb-20/1.288	EUR	10,069,900	2,429,348
3.096/3 month USD-LIBOR-BBA/Nov-29	Nov-19/3.096		$21,080,800	2,205,473
2.795/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.795		6,980,300	508,864
2.7575/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.7575		6,980,300	496,509
(2.7575)/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.7575		6,980,300	275,303
(2.795)/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.795		6,980,300	267,276
(3.162)/3 month USD-LIBOR-BBA/Nov-33	Nov-20/3.162		26,351,000	61,661
(1.288)/6 month EUR-EURIBOR-Reuters/Feb-50	Feb-20/1.288	EUR	10,069,900	12,151
(3.096)/3 month USD-LIBOR-BBA/Nov-29	Nov-19/3.096		$21,080,800	422
(3.095)/3 month USD-LIBOR-BBA/Nov-21	Nov-19/3.095		52,701,900	53
(-0.096)/6 month EUR-EURIBOR-Reuters/Aug-24	Aug-19/-0.096	EUR	45,981,000	51
Morgan Stanley & Co. International PLC
3.00/3 month USD-LIBOR-BBA/Feb-73	Feb-48/3.00		$6,990,700	1,317,677
3.00/3 month USD-LIBOR-BBA/Apr-72	Apr-47/3.00		6,990,700	1,313,413
3.00/3 month USD-LIBOR-BBA/Apr-72	Apr-47/3.00		6,990,700	1,312,853
2.75/3 month USD-LIBOR-BBA/May-73	May-48/2.75		6,990,700	1,099,078
2.7725/3 month USD-LIBOR-BBA/Feb-31	Feb-21/2.7725		13,275,300	991,665
2.764/3 month USD-LIBOR-BBA/Feb-31	Feb-21/2.764		13,275,300	983,301
(2.904)/3 month USD-LIBOR-BBA/May-51	May-21/2.904		5,271,800	76,810
(2.7725)/3 month USD-LIBOR-BBA/Feb-31	Feb-21/2.7725		13,275,300	76,731
(2.764)/3 month USD-LIBOR-BBA/Feb-31	Feb-21/2.764		13,275,300	75,536
(2.265)/3 month USD-LIBOR-BBA/Oct-29	Oct-19/2.265		51,748,200	50,196
(3.0975)/3 month USD-LIBOR-BBA/Nov-21	Nov-19/3.0975		52,701,900	53
UBS AG
(-0.337)/6 month EUR-EURIBOR-Reuters/Jan-22	Jan-20/-0.337	EUR	91,962,100	31,559
(-0.397)/6 month EUR-EURIBOR-Reuters/Aug-21	Aug-19/-0.397	EUR	229,905,200	5,090
Total purchased swap options outstanding (cost $17,596,488)				$25,240,607

Premier Income Trust 51

PURCHASED OPTIONS	Expiration
OUTSTANDING (0.1%)*	date/strike	Notional		Contract
Counterparty	price	amount		amount	Value
HSBC Bank USA, National
Association
AUD/JPY (Put)	Sep-19/JPY 73.00	18,479,610	AUD	27,022,900	$89,848
JPMorgan Chase Bank N.A.
Uniform Mortgage-Backed
Securities 30 yr 3.00% TBA
commitments (Call)	Aug-19/$100.81	$48,000,000		$48,000,000	93,504
Uniform Mortgage-Backed
Securities 30 yr 3.50% TBA
commitments (Put)	Aug-19/102.07	20,000,000		20,000,000	1,720
Uniform Mortgage-Backed
Securities 30 yr 3.00% TBA
commitments (Put)	Oct-19/100.49	26,000,000		26,000,000	87,854
Uniform Mortgage-Backed
Securities 30 yr 3.00% TBA
commitments (Put)	Oct-19/100.30	26,000,000		26,000,000	71,162
Uniform Mortgage-Backed
Securities 30 yr 3.00% TBA
commitments (Put)	Oct-19/100.12	26,000,000		26,000,000	57,252
Total purchased options outstanding (cost $918,036)					$401,340

	Principal
CONVERTIBLE BONDS AND NOTES (3.8%)*	amount	Value
Capital goods (0.2%)
Fortive Corp. 144A cv. company guaranty sr. unsec. notes
0.875%, 2/15/22	$524,000	$538,435
Horizon Global Corp. cv. sr. unsec. unsub. notes 2.75%, 7/1/22	47,000	29,186
II-VI, Inc. cv. sr. unsec. notes 0.25%, 9/1/22	309,000	337,715
		905,336
Communication services (0.3%)
8x8, Inc. 144A cv. sr. unsec. notes 0.50%, 2/1/24	191,000	220,316
DISH Network Corp. cv. sr. unsec. notes 3.375%, 8/15/26	500,000	458,169
GCI Liberty, Inc. 144A cv. sr. unsec. bonds 1.75%, 9/30/46	404,000	471,502
Intelsat SA cv. company guaranty sr. unsec. notes 4.50%,
6/15/25 (Luxembourg)	105,000	159,952
RingCentral, Inc. cv. sr. unsec. notes zero %, 3/15/23	175,000	310,780
Vonage Holdings Corp. 144A cv. sr. unsec. notes 1.75%, 6/1/24	162,000	172,002
		1,792,721
Consumer cyclicals (0.6%)
Euronet Worldwide, Inc. 144A cv. sr. unsec. bonds 0.75%, 3/15/49	306,000	360,445
FTI Consulting, Inc. 144A cv. sr. unsec. notes 2.00%, 8/15/23	216,000	260,645
Liberty Media Corp. cv. sr. unsec. bonds 1.375%, 10/15/23	386,000	461,542
Liberty Media Corp. cv. sr. unsec. notes 1.00%, 1/30/23	237,000	285,853
Live Nation Entertainment, Inc. cv. sr. unsec. notes 2.50%, 3/15/23	425,000	527,510
Marriott Vacations Worldwide Corp. cv. sr. unsec. notes
1.50%, 9/15/22	345,000	341,519
Priceline Group, Inc. (The) cv. sr. unsec. bonds 0.90%, 9/15/21	497,000	572,215
Quotient Technology, Inc. cv. sr. unsec. notes 1.75%, 12/1/22	144,000	139,930
Square, Inc. cv. sr. unsec. notes 0.50%, 5/15/23	268,000	340,945
		3,290,604

52 Premier Income Trust

	Principal
CONVERTIBLE BONDS AND NOTES (3.8%)* cont.	amount	Value
Consumer staples (0.3%)
Chegg, Inc. 144A cv. sr. unsec. notes 0.125%, 3/15/25	$471,000	$522,590
IAC Financeco 2, Inc. 144A cv. company guaranty sr. unsec. notes
0.875%, 6/15/26	490,000	512,750
Liberty Expedia Holdings, Inc. cv. sr. unsec. unsub. bonds
1.00%, 6/30/47	250,000	248,298
Wayfair, Inc. 144A cv. sr. unsec. notes 1.125%, 11/1/24	231,000	314,899
Zillow Group, Inc. cv. sr. unsec. notes 1.50%, 7/1/23	301,000	305,626
		1,904,163
Energy (0.1%)
CHC Group, LLC/CHC Finance Ltd. cv. notes Ser. AI, zero %, 10/1/20
(acquired 2/2/17, cost $58,386)	84,334	24,457
Chesapeake Energy Corp. cv. company guaranty sr. unsec. notes
5.50%, 9/15/26	160,000	114,125
Oasis Petroleum, Inc. cv. sr. unsec. notes 2.625%, 9/15/23	233,000	203,192
Transocean, Inc. cv. company guaranty sr. unsec. sub. notes
0.50%, 1/30/23	215,000	207,520
		549,294
Financials (0.2%)
Blackstone Mortgage Trust, Inc. cv. sr. unsec. notes
4.75%, 3/15/23 R	222,000	230,675
Encore Capital Group, Inc. cv. company guaranty sr. unsec. unsub.
notes 3.25%, 3/15/22	183,000	190,508
IH Merger Sub, LLC cv. company guaranty sr. unsec. notes
3.50%, 1/15/22 R	194,000	242,357
JPMorgan Chase Financial Co., LLC cv. company guaranty sr.
unsec. notes 0.25%, 5/1/23	272,000	283,152
Redfin Corp. cv. sr. unsec. notes 1.75%, 7/15/23	112,000	104,355
		1,051,047
Health care (0.6%)
BioMarin Pharmaceutical, Inc. cv. sr. unsec. sub. notes
0.599%, 8/1/24	273,000	277,541
CONMED Corp. 144A cv. sr. unsec. notes 2.625%, 2/1/24	181,000	211,970
DexCom, Inc. 144A cv. sr. unsec. notes 0.75%, 12/1/23	434,000	521,071
Exact Sciences Corp. cv. sr. unsec. notes 0.375%, 3/15/27	206,000	254,410
Illumina, Inc. 144A cv. sr. unsec. notes zero %, 8/15/23	131,000	141,082
Insulet Corp. cv. sr. unsec. notes 1.375%, 11/15/24	187,000	271,272
Ironwood Pharmaceuticals, Inc. cv. sr. unsec. notes 2.25%, 6/15/22	151,000	159,642
Jazz Investments I, Ltd. cv. company guaranty sr. unsec. sub. notes
1.50%, 8/15/24 (Ireland)	460,000	450,487
Neurocrine Biosciences, Inc. cv. sr. unsec. notes 2.25%, 5/15/24	150,000	215,488
Pacira Pharmaceuticals, Inc./Delaware cv. sr. unsec. sub. notes
2.375%, 4/1/22	226,000	232,409
Supernus Pharmaceuticals, Inc. cv. sr. unsec. notes 0.625%, 4/1/23	222,000	217,045
Tabula Rasa HealthCare, Inc. 144A cv. sr. unsec. sub. notes
1.75%, 2/15/26	157,000	175,429
Teladoc Health, Inc. cv. sr. unsec. notes 1.375%, 5/15/25	226,000	339,565
Wright Medical Group, Inc. cv. company guaranty sr. unsec. notes
1.625%, 6/15/23	203,000	220,318
		3,687,729

Premier Income Trust 53

	Principal
CONVERTIBLE BONDS AND NOTES (3.8%)* cont.	amount	Value
Technology (1.4%)
Akamai Technologies, Inc. cv. sr. unsec. notes 0.125%, 5/1/25	$548,000	$618,213
Carbonite, Inc. cv. sr. unsec. unsub. notes 2.50%, 4/1/22	114,000	115,949
DocuSign, Inc. 144A cv. sr. unsec. notes 0.50%, 9/15/23	314,000	330,841
Envestnet, Inc. cv. sr. unsec. sub. notes 1.75%, 12/15/19	213,000	247,808
Five9, Inc. cv. sr. unsec. notes 0.125%, 5/1/23	114,000	155,308
Guidewire Software, Inc. cv. sr. unsec. sub. notes 1.25%, 3/15/25	239,000	267,884
Inphi Corp. cv. sr. unsec. notes 0.75%, 9/1/21	263,000	326,411
J2 Global, Inc. cv. sr. unsec. notes 3.25%, 6/15/29	146,000	204,468
LivePerson, Inc. 144A cv. sr. unsec. notes 0.75%, 3/1/24	107,000	119,847
Lumentum Holdings, Inc. cv. sr. unsec. unsub. notes
0.25%, 3/15/24	185,000	221,523
Microchip Technology, Inc. cv. sr. unsec. sub. notes
1.625%, 2/15/27	228,000	290,985
New Relic, Inc. cv. sr. unsec. notes 0.50%, 5/1/23	270,000	296,550
Nuance Communications, Inc. cv. sr. unsec. notes 1.25%, 4/1/25	335,000	335,532
ON Semiconductor Corp. cv. company guaranty sr. unsec. unsub.
notes 1.625%, 10/15/23	385,000	492,146
Palo Alto Networks, Inc. 144A cv. sr. unsec. notes 0.75%, 7/1/23	496,000	544,844
Pluralsight, Inc. 144A cv. sr. unsec. notes 0.375%, 3/1/24	414,000	450,011
Rapid7, Inc. 144A cv. sr. unsec. notes 1.25%, 8/1/23	118,000	187,768
Splunk, Inc. 144A cv. sr. unsec. notes 1.125%, 9/15/25	585,000	676,284
Twitter, Inc. cv. sr. unsec. unsub. bonds 1.00%, 9/15/21	472,000	462,717
Verint Systems, Inc. cv. sr. unsec. notes 1.50%, 6/1/21	195,000	215,460
Viavi Solutions, Inc. cv. sr. unsec. notes 1.75%, 6/1/23	216,000	265,883
Wix.com, Ltd. cv. sr. unsec. notes zero %, 7/1/23, (Israel)	200,000	252,706
Workday, Inc. cv. sr. unsec. notes 0.25%, 10/1/22	291,000	425,600
Zendesk, Inc. cv. sr. unsec. notes 0.25%, 3/15/23	231,000	338,253
		7,842,991
Transportation (—%)
Air Transport Services Group, Inc. cv. sr. unsec. notes
1.125%, 10/15/24	173,000	171,886
		171,886
Utilities and power (0.1%)
NRG Energy, Inc. cv. company guaranty sr. unsec. bonds
2.75%, 6/1/48	392,000	413,766
		413,766
Total convertible bonds and notes (cost $20,956,028)		$21,609,537

	Principal
SENIOR LOANS (3.0%)*c	amount	Value
Basic materials (0.2%)
Alpha 3 BV bank term loan FRN Ser. B1, (BBA LIBOR USD 3 Month
+ 3.00%), 5.33%, 1/31/24	$284,190	$277,441
Diamond (BC) BV bank term loan FRN (BBA LIBOR USD 3 Month
+ 3.00%), 5.256%, 9/6/24	93,762	84,855
Messer Industries USA, Inc. bank term loan FRN Ser. B, (BBA LIBOR
USD 3 Month + 2.50%), 4.83%, 3/1/26	173,565	172,770

54 Premier Income Trust

	Principal
SENIOR LOANS (3.0%)*c cont.	amount	Value
Basic materials cont.
Pisces Midco, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD
3 Month + 3.75%), 6.119%, 4/12/25	$110,000	$107,250
Starfruit US Holdco, LLC bank term loan FRN Ser. B, (BBA LIBOR
USD 3 Month + 3.25%), 5.61%, 10/1/25	425,000	417,828
		1,060,144
Capital goods (0.6%)
Berry Global Group, Inc. bank term loan FRN Ser. U, (BBA LIBOR
USD 3 Month + 2.50%), 4.902%, 5/17/26	250,000	249,625
BWAY Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month
+ 3.25%), 5.59%, 4/3/24	632,100	621,302
Gates Global, LLC bank term loan FRN Ser. B, (BBA LIBOR USD
3 Month + 2.75%), 4.984%, 3/31/24	171,416	170,398
GFL Environmental, Inc. bank term loan FRN Ser. B, (BBA LIBOR
USD 3 Month + 3.00%), 5.234%, 5/31/25	864,282	856,359
Reynolds Group Holdings, Inc. bank term loan FRN (BBA LIBOR
USD 3 Month + 3.00%), 4.984%, 2/5/23	316,083	315,970
Staples, Inc. bank term loan FRN (BBA LIBOR USD 3 Month
+ 5.00%), 7.332%, 4/12/26	390,000	379,763
Titan Acquisition, Ltd. (United Kingdom) bank term loan FRN
Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 5.234%, 3/28/25	473,567	450,776
Vertiv Intermediate Holding II Corp. bank term loan FRN Ser. B,
(BBA LIBOR USD 3 Month + 4.00%), 6.33%, 11/15/23	290,000	275,500
		3,319,693
Communication services (0.3%)
Asurion, LLC bank term loan FRN Ser. B7, (BBA LIBOR USD 3 Month
+ 3.00%), 5.234%, 11/3/24	249,370	249,916
Intelsat Jackson Holdings SA bank term loan FRN Ser. B3, (BBA
LIBOR USD 3 Month + 3.75%), 5.991%, 11/27/23	615,000	615,615
Sprint Communications, Inc. bank term loan FRN Ser. B, (BBA
LIBOR USD 3 Month + 3.00%), 5.25%, 2/3/24	1,103,596	1,102,907
		1,968,438
Consumer cyclicals (1.1%)
Cineworld Finance US, Inc. bank term loan FRN Ser. B, (BBA LIBOR
USD 3 Month + 2.25%), 4.484%, 2/28/25	195,758	194,926
CPG International, Inc. bank term loan FRN (BBA LIBOR USD
3 Month + 3.75%), 5.933%, 5/5/24	277,954	274,827
Diamond Sports Group, LLC bank term loan FRN Ser. B, (BBA
LIBOR USD 3 Month + 3.25%), 3.25%, 7/18/26	215,000	215,134
Golden Nugget, Inc./NV bank term loan FRN Ser. B, (BBA LIBOR
USD 3 Month + 2.75%), 5.02%, 10/4/23	199,461	199,461
iHeartCommunications, Inc. bank term loan FRN (BBA LIBOR USD
3 Month + 4.00%), 6.23%, 5/1/26	373,505	376,306
Jo-Ann Stores, LLC bank term loan FRN (BBA LIBOR USD 3 Month
+ 9.25%), 11.509%, 5/21/24	434,761	371,721
Jo-Ann Stores, LLC bank term loan FRN (BBA LIBOR USD 3 Month
+ 5.00%), 7.259%, 10/16/23	168,926	144,714
Navistar, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month
+ 3.50%), 5.83%, 11/6/24	876,867	876,209
Nexstar Broadcasting, Inc. bank term loan FRN Ser. B, (BBA LIBOR
USD 3 Month + 2.75%), 2.75%, 6/19/26	320,000	319,400

Premier Income Trust 55

	Principal
SENIOR LOANS (3.0%)*c cont.	amount	Value
Consumer cyclicals cont.
PetSmart, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month
+ 3.00%), 6.38%, 3/11/22	$225,000	$220,851
Refinitiv US Holdings, Inc. bank term loan FRN Ser. B, (BBA LIBOR
USD 3 Month + 3.75%), 5.984%, 10/1/25	944,255	943,468
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD
3 Month + 8.00%), 10.25%, 2/28/26	220,000	187,000
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD
3 Month + 3.25%), 5.50%, 2/28/25	521,680	485,162
Scientific Games International, Inc. bank term loan FRN Ser. B5,
(BBA LIBOR USD 3 Month + 2.75%), 4.984%, 8/14/24	140,000	139,213
Talbots, Inc. (The) bank term loan FRN Ser. B, (BBA LIBOR USD
3 Month + 7.00%), 9.33%, 11/28/22	262,120	258,844
Travelport Finance Luxembourg Sarl bank term loan FRN Ser. B,
(BBA LIBOR USD 3 Month + 5.00%), 7.541%, 3/18/26	790,000	767,288
Werner Finco LP bank term loan FRN Ser. B, (BBA LIBOR USD
3 Month + 4.00%), 6.33%, 7/24/24	242,139	234,875
		6,209,399
Consumer staples (0.4%)
Albertson’s, LLC bank term loan FRN Ser. B7, (BBA LIBOR USD
3 Month + 3.00%), 5.234%, 11/16/25	250,371	250,606
Ascend Learning, LLC bank term loan FRN Ser. B, (BBA LIBOR USD
3 Month + 3.00%), 5.234%, 7/12/24	612,066	608,750
Brand Industrial Services, Inc. bank term loan FRN (BBA LIBOR
USD 3 Month + 4.25%), 6.613%, 6/21/24	816,380	785,153
IRB Holding Corp. bank term loan FRN Ser. B, (BBA LIBOR USD
3 Month + 3.25%), 5.55%, 2/5/25	224,432	223,197
Revlon Consumer Products Corp. bank term loan FRN Ser. B, (BBA
LIBOR USD 3 Month + 3.50%), 6.022%, 9/7/23	207,380	172,384
		2,040,090
Energy (0.1%)
California Resources Corp. bank term loan FRN (BBA LIBOR USD
3 Month + 4.75%), 6.991%, 12/31/22	175,000	166,979
FTS International, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD
3 Month + 4.75%), 6.984%, 4/16/21	14,014	13,961
HFOTCO, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month
+ 2.75%), 4.99%, 6/26/25	440,550	438,347
Lower Cadence Holdings, LLC bank term loan FRN Ser. B, (BBA
LIBOR USD 3 Month + 4.00%), 6.269%, 5/9/26	214,000	213,643
		832,930
Health care (0.1%)
Air Methods Corp. bank term loan FRN Ser. B, (BBA LIBOR USD
3 Month + 3.50%), 5.83%, 4/21/24	181,300	153,199
Ortho-Clinical Diagnostics, Inc. bank term loan FRN Ser. B, (BBA
LIBOR USD 3 Month + 3.25%), 5.563%, 6/1/25	260,985	253,482
		406,681

56 Premier Income Trust

	Principal
SENIOR LOANS (3.0%)*c cont.	amount	Value
Technology (0.2%)
Avaya, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month
+ 4.25%), 6.575%, 12/15/24	$556,525	$535,307
Plantronics, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD
3 Month + 2.50%), 4.734%, 7/2/25	380,000	380,000
Rackspace Hosting, Inc. bank term loan FRN (BBA LIBOR USD
3 Month + 3.00%), 5.576%, 11/3/23	139,649	129,425
		1,044,732
Total senior loans (cost $17,253,746)		$16,882,107

	Principal
ASSET-BACKED SECURITIES (1.5%)*	amount	Value
Mello Warehouse Securitization Trust 144A
FRB Ser. 18-W1, Class A, (1 Month US LIBOR + 0.85%),
3.116%, 11/25/51	$455,000	$455,000
FRB Ser. 19-1, Class A, (1 Month US LIBOR + 0.80%),
3.066%, 6/25/52	366,000	366,000
Nationstar HECM Loan Trust 144A Ser. 18-1A, Class M5,
6.00%, 2/25/28 W	770,000	766,535
RMF Buyout Issuance Trust 144A Ser. 19-1, Class M5,
6.00%, 7/25/29 W	544,000	529,692
Station Place Securitization Trust 144A
FRB Ser. 19-3, Class A, (1 Month US LIBOR + 0.70%),
3.083%, 6/24/20	2,770,000	2,770,000
FRB Ser. 19-WL1, Class A, (1 Month US LIBOR + 0.65%),
zero %, 8/25/52	770,000	770,000
FRB Ser. 19-7, Class A, (1 Month US LIBOR + 0.70%),
zero %, 9/24/20	2,722,000	2,722,000
Total asset-backed securities (cost $8,364,013)		$8,379,227

COMMON STOCKS (0.1%)*	Shares	Value
Advanz Pharma Corp. (Canada) †	1,070	$14,252
Avaya Holdings Corp. †	14,007	168,644
CHC Group, LLC (Units) (acquired 3/23/17, cost $23,780) †	1,640	82
Clear Channel Outdoor Holdings, Inc. †	35,498	107,559
GenOn Energy, Inc.	892	163,236
iHeartMedia, Inc. Class A †	15,096	225,838
MWO Holdings, LLC (Units) F	169	5,717
Nine Point Energy F	1,515	3,030
Tervita Corp. (Canada) †	449	2,273
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)	21,073	16,226
Tribune Media Co. Class 1C	92,963	51,130
Total common stocks (cost $1,410,384)		$757,987

PREFERRED STOCKS (0.1%)*)	Shares	Value
GMAC Capital Trust I Ser. 2, $1.91 cum. ARP	16,265	$428,745
Total preferred stocks (cost $412,195)		$428,745

CONVERTIBLE PREFERRED STOCKS (—%)*	Shares	Value
Nine Point Energy 6.75% cv. pfd. F	32	$6,400
Total convertible preferred stocks (cost $32,000)		$6,400

Premier Income Trust 57

	Principal amount/
SHORT-TERM INVESTMENTS (11.2%)*		shares	Value
Putnam Short Term Investment Fund 2.48% L	Shares	42,110,406	$42,110,406
State Street Institutional U.S. Government Money Market Fund,
Premier Class 2.26% P	Shares	3,742,000	3,742,000
U.S. Treasury Bills 2.427%, 8/8/19 # Δ §		$1,874,000	1,873,288
U.S. Treasury Bills 2.246%, 8/6/19 # Δ §		5,685,000	5,683,413
U.S. Treasury Bills 2.135%, 8/13/19 # Δ §		2,343,000	2,341,388
U.S. Treasury Bills 2.120%, 8/20/19 Δ §		3,371,000	3,367,390
U.S. Treasury Bills 2.064%, 12/5/19 Δ §		1,278,000	1,268,900
U.S. Treasury Bills 2.047%, 12/12/19 Δ §		2,774,000	2,753,187
Total short-term investments (cost $63,139,960)			$63,139,972

TOTAL INVESTMENTS
Total investments (cost $893,048,507)	$902,596,090

Key to holding’s currency abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD/$	United States Dollar

Key to holding’s abbreviations
ARP	Adjustable Rate Preferred Stock: the rate shown is the current interest rate at the close of the reporting period
bp	Basis Points
DAC	Designated Activity Company
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period.
Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
OJSC	Open Joint Stock Company
OTC	Over-the-counter
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.
TBA	To Be Announced Commitments

58 Premier Income Trust

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from August 1, 2018 through July 31, 2019 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.

* Percentages indicated are based on net assets of $562,064,205.

† This security is non-income-producing.

 †† The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

 ΔΔ This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $24,539, or less than 0.1% of net assets.

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $340,812 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).

Δ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $9,105,166 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).

§ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $7,234,045 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).

## Forward commitment, in part or in entirety (Note 1).

c Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 7).

F This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities’ valuation inputs (Note 1).

i This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts (Note 1).

L Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

P This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts and TBA commitments. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

R Real Estate Investment Trust.

W The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.

At the close of the reporting period, the fund maintained liquid assets totaling $324,041,215 to cover certain derivative contracts, delayed delivery securities and the settlement of certain securities.

Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA commitments.

The dates shown on debt obligations are the original maturity dates.

Premier Income Trust 59

DIVERSIFICATION BY COUNTRY
Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any
(as a percentage of Portfolio Value):
United States	87.5%	Indonesia	1.1%
Greece	2.3	Canada	0.6
Brazil	1.7	Russia	0.6
Argentina	1.7	Other	3.2
Mexico	1.3	Total	100.0%

FORWARD CURRENCY CONTRACTS at 7/31/19 (aggregate face value $223,225,910)
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)
Bank of America N.A.
	Australian Dollar	Buy	10/16/19	$3,218,799	$3,293,667	$(74,868)
	Brazilian Real	Buy	10/2/19	2,290,077	2,336,473	(46,396)
	British Pound	Buy	9/18/19	2,259,867	2,334,701	(74,834)
	Canadian Dollar	Buy	10/16/19	1,160,314	1,169,895	(9,581)
	Czech Koruna	Buy	9/18/19	29,961	30,815	(854)
	Euro	Sell	9/18/19	2,730,996	2,774,757	43,761
	Japanese Yen	Buy	8/21/19	2,460,091	2,467,841	(7,750)
	Japanese Yen	Sell	8/21/19	2,460,091	2,461,157	1,066
	Mexican Peso	Buy	10/16/19	2,289,658	2,270,981	18,677
	New Zealand Dollar	Buy	10/16/19	1,134,996	1,172,058	(37,062)
	Norwegian Krone	Buy	9/18/19	6,655,581	6,771,906	(116,325)
	Russian Ruble	Buy	9/18/19	2,270,731	2,283,859	(13,128)
Barclays Bank PLC
	Canadian Dollar	Sell	10/16/19	5,162,956	5,196,499	33,543
	Euro	Sell	9/18/19	5,187,859	5,278,994	91,135
	New Zealand Dollar	Sell	10/16/19	1,987,754	2,020,967	33,213
	Norwegian Krone	Buy	9/18/19	7,732,753	7,857,391	(124,638)
Citibank, N.A.
	Australian Dollar	Sell	10/16/19	1,000,973	1,025,742	24,769
	Brazilian Real	Buy	10/2/19	2,305,410	2,287,130	18,280
	Canadian Dollar	Buy	10/16/19	2,306,972	2,334,527	(27,555)
	Euro	Buy	9/18/19	2,268,070	2,327,579	(59,509)
	Japanese Yen	Buy	8/21/19	8,128,465	8,185,276	(56,811)
	Japanese Yen	Sell	8/21/19	8,162,015	8,057,290	(104,725)
	New Zealand Dollar	Sell	10/16/19	1,385,076	1,408,594	23,518
Credit Suisse International
	Euro	Buy	9/18/19	18,335	21,382	(3,047)
Goldman Sachs International
	Australian Dollar	Sell	10/16/19	3,049,468	3,131,032	81,564
	British Pound	Buy	9/18/19	128,961	132,798	(3,837)
	Euro	Sell	9/18/19	1,796,588	1,832,209	35,621
	Indian Rupee	Buy	11/20/19	2,304,348	2,270,531	33,817
	Japanese Yen	Sell	8/21/19	4,629,811	4,537,883	(91,928)
	New Taiwan Dollar	Sell	8/21/19	4,631,805	4,650,704	18,899
	New Zealand Dollar	Sell	10/16/19	1,376,067	1,384,628	8,561

60 Premier Income Trust

FORWARD CURRENCY CONTRACTS at 7/31/19 (aggregate face value $223,225,910) cont.
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)
Goldman Sachs International cont.
	Norwegian Krone	Buy	9/18/19	$4,779,944	$4,847,507	$(67,563)
	Russian Ruble	Buy	9/18/19	2,270,730	2,278,670	(7,940)
	South Korean Won	Sell	11/20/19	4,539,769	4,639,413	99,644
	Swedish Krona	Sell	9/18/19	9,248,974	9,433,486	184,512
HSBC Bank USA, National Association
	Australian Dollar	Sell	10/16/19	433,680	460,117	26,437
	British Pound	Buy	9/18/19	2,844,703	2,935,155	(90,452)
	Euro	Sell	9/18/19	1,188,873	1,209,497	20,624
	Indonesian Rupiah	Buy	11/20/19	2,306,070	2,270,745	35,325
	Japanese Yen	Sell	8/21/19	1,694,702	1,664,884	(29,818)
	New Zealand Dollar	Buy	10/16/19	2,206,797	2,245,748	(38,951)
	South Korean Won	Sell	11/20/19	2,269,884	2,327,753	57,869
	Swedish Krona	Sell	9/18/19	2,345,611	2,393,260	47,649
JPMorgan Chase Bank N.A.
	Canadian Dollar	Sell	10/16/19	4,263,718	4,291,156	27,438
	Euro	Sell	9/18/19	4,570,143	4,671,311	101,168
	Japanese Yen	Buy	8/21/19	4,657,703	4,665,827	(8,124)
	Japanese Yen	Sell	8/21/19	4,657,703	4,669,883	12,180
	Mexican Peso	Buy	10/16/19	2,289,658	2,282,349	7,309
	New Zealand Dollar	Sell	10/16/19	3,449,702	3,489,401	39,699
	Norwegian Krone	Buy	9/18/19	82,272	83,596	(1,324)
	Swedish Krona	Sell	9/18/19	2,264,168	2,329,553	65,385
	Swiss Franc	Buy	9/18/19	746,188	743,562	2,626
NatWest Markets PLC
	Australian Dollar	Buy	10/16/19	6,640,315	6,775,235	(134,920)
	Canadian Dollar	Buy	10/16/19	2,312,662	2,337,661	(24,999)
	Euro	Sell	9/18/19	3,210,590	3,290,796	80,206
	Indian Rupee	Buy	11/20/19	2,304,348	2,272,299	32,049
	Japanese Yen	Buy	8/21/19	1,368,450	1,371,166	(2,716)
	Japanese Yen	Sell	8/21/19	1,368,450	1,341,197	(27,253)
	New Taiwan Dollar	Sell	8/21/19	2,315,904	2,326,594	10,690
	Norwegian Krone	Buy	9/18/19	2,260,607	2,317,377	(56,770)
	Swedish Krona	Sell	9/18/19	2,250,301	2,341,981	91,680
State Street Bank and Trust Co.
	Australian Dollar	Buy	10/16/19	2,300,229	2,345,975	(45,746)
	Australian Dollar	Sell	10/16/19	2,291,523	2,347,882	56,359
	British Pound	Sell	9/18/19	329,107	343,034	13,927
	Canadian Dollar	Buy	10/16/19	1,160,316	1,169,894	(9,578)
	Euro	Sell	9/18/19	5,135,410	5,259,096	123,686
	Israeli Shekel	Buy	10/16/19	314,785	312,290	2,495
	Japanese Yen	Sell	8/21/19	4,844,000	4,705,000	(139,000)
	Norwegian Krone	Buy	9/18/19	3,896,936	3,997,688	(100,752)
	Swedish Krona	Sell	9/18/19	4,201,792	4,304,481	102,689

Premier Income Trust 61

FORWARD CURRENCY CONTRACTS at 7/31/19 (aggregate face value $223,225,910) cont.
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)
UBS AG
	Australian Dollar	Sell	10/16/19	$611,649	$625,771	$14,122
	Euro	Sell	9/18/19	4,796,939	4,873,478	76,539
	Japanese Yen	Sell	8/21/19	1,140,452	1,029,414	(111,038)
	Swedish Krona	Sell	9/18/19	3,519,747	3,597,228	77,481
WestPac Banking Corp.
	Australian Dollar	Buy	10/16/19	6,290,137	6,414,384	(124,247)
	Canadian Dollar	Sell	10/16/19	100,607	101,436	829
	Euro	Sell	9/18/19	181,237	182,414	1,177
Unrealized appreciation						1,878,218
Unrealized (depreciation)						(1,874,039)
Total						$4,179

* The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 7/31/19
					Unrealized
	Number of	Notional		Expiration	appreciation/
	contracts	amount	Value	date	(depreciation)
Euro-Dollar 90 day (Long)	534	$534,000,000	$130,542,975	Sep-19	$(107,040)
Euro-Dollar 90 day (Short)	534	534,000,000	131,257,200	Mar-21	10,386
Euro-Schatz 2 yr (Short)	114	14,175,190	14,175,196	Sep-19	(33,039)
U.S. Treasury Bond Ultra 30 yr (Long)	19	3,373,688	3,373,688	Sep-19	137,114
U.S. Treasury Note 2 yr (Long)	117	25,085,531	25,085,531	Sep-19	69,729
U.S. Treasury Note 5 yr (Short)	212	24,921,594	24,921,594	Sep-19	(235,669)
Unrealized appreciation					217,229
Unrealized (depreciation)					(375,748)
Total					$(158,519)

WRITTEN SWAP OPTIONS OUTSTANDING at 7/31/19 (premiums $13,272,679)
Counterparty			Notional/
Fixed Obligation % to receive or (pay)/	Expiration		Contract
Floating rate index/Maturity date	date/strike		amount	Value
Goldman Sachs International
2.191/3 month USD-LIBOR-BBA/Aug-29	Aug-19/2.191		$51,748,200	$1,035
2.101/3 month USD-LIBOR-BBA/Aug-29	Aug-19/2.101		51,748,200	10,867
1.722/3 month GBP-LIBOR-BBA/Feb-39	Feb-29/1.722	GBP	4,577,200	245,865
2.823/3 month USD-LIBOR-BBA/May-27	May-22/2.823		$49,203,000	261,760
(1.722)/3 month GBP-LIBOR-BBA/Feb-39	Feb-29/1.722	GBP	4,577,200	480,764
JPMorgan Chase Bank N.A.
3.415/3 month USD-LIBOR-BBA/Nov-21	Nov-19/3.415		$105,403,900	105
2.975/3 month USD-LIBOR-BBA/Nov-23	Nov-20/2.975		26,351,000	10,277
(-0.296)/6 month EUR-EURIBOR-Reuters/Aug-24	Aug-19/-0.296	EUR	45,981,000	137,942
1.667/6 month EUR-EURIBOR-Reuters/Feb-36	Feb-26/1.667	EUR	10,069,900	243,013
3.229/3 month USD-LIBOR-BBA/Nov-33	Nov-23/3.229		$26,351,000	349,678
(2.975)/3 month USD-LIBOR-BBA/Nov-23	Nov-20/2.975		26,351,000	951,535

62 Premier Income Trust

WRITTEN SWAP OPTIONS OUTSTANDING at 7/31/19 (premiums $13,272,679) cont.
Counterparty			Notional/
Fixed Obligation % to receive or (pay)/	Expiration		Contract
Floating rate index/Maturity date	date/strike		amount	Value
JPMorgan Chase Bank N.A. cont.
(1.667)/6 month EUR-EURIBOR-Reuters/Feb-36	Feb-26/1.667	EUR	10,069,900	$1,286,631
(3.229)/3 month USD-LIBOR-BBA/Nov-33	Nov-23/3.229		$26,351,000	2,685,957
(1.733)/6 month EUR-EURIBOR-Reuters/Sep-39	Sep-19/1.733	EUR	18,614,000	4,995,647
Morgan Stanley & Co. International PLC
2.265/3 month USD-LIBOR-BBA/Aug-29	Aug-19/2.265		$51,748,200	52
3.3975/3 month USD-LIBOR-BBA/Nov-21	Nov-19/3.3975		105,403,900	105
2.7225/3 month USD-LIBOR-BBA/Feb-30	Feb-20/2.7225		9,654,800	8,013
2.715/3 month USD-LIBOR-BBA/Feb-30	Feb-20/2.715		9,654,800	9,365
2.664/3 month USD-LIBOR-BBA/May-26	May-21/2.664		21,087,000	71,274
3.01/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01		3,620,600	96,380
2.97/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97		3,620,600	99,494
(2.97)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97		3,620,600	297,577
(3.01)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01		3,620,600	305,470
(2.715)/3 month USD-LIBOR-BBA/Feb-30	Feb-20/2.715		9,654,800	679,119
(2.7225)/3 month USD-LIBOR-BBA/Feb-30	Feb-20/2.7225		9,654,800	684,718
(2.75)/3 month USD-LIBOR-BBA/May-49	May-25/2.75		6,990,700	950,246
(3.00)/3 month USD-LIBOR-BBA/Apr-48	Apr-24/3.00		6,990,700	1,150,529
(3.00)/3 month USD-LIBOR-BBA/Apr-48	Apr-24/3.00		6,990,700	1,150,809
(3.00)/3 month USD-LIBOR-BBA/Jan-49	Jan-25/3.00		6,990,700	1,156,122
UBS AG
0.271/6 month EUR-EURIBOR-Reuters/Aug-29	Aug-19/0.271	EUR	45,981,000	509
0.498/6 month EUR-EURIBOR-Reuters/Jan-30	Jan-20/0.498	EUR	18,392,400	24,636
Total				$18,345,494

WRITTEN OPTIONS OUTSTANDING at 7/31/19 (premiums $786,820)
	Expiration	Notional		Contract
Counterparty	date/strike price	amount		amount	Value
HSBC Bank USA, National Association
AUD/JPY (Put)	Sep-19/JPY 69.00	27,719,449	AUD	40,534,400	$10,755
JPMorgan Chase Bank N.A.
Uniform Mortgage-Backed
Securities 30 yr 3.00% TBA
commitments (Put)	Aug-19/$100.81	$48,000,000		$48,000,000	44,736
Uniform Mortgage-Backed
Securities 30 yr 3.50% TBA
commitments (Call)	Aug-19/102.07	20,000,000		20,000,000	72,800
Uniform Mortgage-Backed
Securities 30 yr 3.00% TBA
commitments (Put)	Oct-19/99.96	26,000,000		26,000,000	47,528
Uniform Mortgage-Backed
Securities 30 yr 3.00% TBA
commitments (Put)	Oct-19/99.77	26,000,000		26,000,000	37,882
Uniform Mortgage-Backed
Securities 30 yr 3.00% TBA
commitments (Put)	Oct-19/99.59	26,000,000		26,000,000	30,056

Premier Income Trust 63

WRITTEN OPTIONS OUTSTANDING at 7/31/19 (premiums $786,820) cont.
	Expiration	Notional	Contract
Counterparty	date/strike price	amount	amount	Value
JPMorgan Chase Bank N.A. cont.
Uniform Mortgage-Backed
Securities 30 yr 3.00% TBA
commitments (Put)	Oct-19/$99.43	$26,000,000	$26,000,000	$24,726
Uniform Mortgage-Backed
Securities 30 yr 3.00% TBA
commitments (Put)	Oct-19/99.24	26,000,000	26,000,000	19,448
Uniform Mortgage-Backed
Securities 30 yr 3.00% TBA
commitments (Put)	Oct-19/99.05	26,000,000	26,000,000	15,184
Total				$303,115

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 7/31/19
Counterparty
Fixed right or obligation % to receive			Notional/	Premium	Unrealized
or (pay)/Floating rate index/	Expiration		Contract	receivable/	appreciation/
Maturity date	date/strike		amount	(payable)	(depreciation)
Bank of America N.A.
1.304/6 month EUR-EURIBOR-
Reuters/Jun-54 (Purchased)	Jun-24/1.304	EUR	4,782,000	$(774,972)	$448,374
1.053/6 month EUR-EURIBOR-
Reuters/Jun-54 (Purchased)	Jun-24/1.053	EUR	5,057,900	(576,785)	429,507
2.2275/3 month USD-LIBOR-BBA/
May-24 (Purchased)	May-22/2.2275		$56,560,700	(521,772)	267,532
(1.304)/6 month EUR-EURIBOR-
Reuters/Jun-54 (Purchased)	Jun-24/1.304	EUR	4,782,000	(387,486)	(123,184)
(1.053)/6 month EUR-EURIBOR-
Reuters/Jun-54 (Purchased)	Jun-24/1.053	EUR	5,057,900	(576,785)	(189,081)
(2.2275)/3 month USD-LIBOR-BBA/
May-24 (Purchased)	May-22/2.2275		$56,560,700	(521,772)	(255,654)
Barclays Bank PLC
1.11125/6 month JPY-LIBOR-BBA/
Aug-43 (Purchased)	Aug-23/1.11125	JPY	264,236,800	(133,657)	232,880
(1.11125)/6 month JPY-LIBOR-BBA/
Aug-43 (Purchased)	Aug-23/1.11125	JPY	264,236,800	(133,657)	(117,946)
Citibank, N.A.
2.689/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.689		$2,064,000	(265,740)	27,885
(1.765)/3 month USD-LIBOR-BBA/
Jun-25 (Purchased)	Jun-20/1.765		53,025,600	(710,543)	(87,492)
1.765/3 month USD-LIBOR-BBA/
Jun-25 (Purchased)	Jun-20/1.765		53,025,600	(710,543)	(117,717)
(2.689)/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.689		2,064,000	(265,740)	(126,895)
(1.746)/3 month USD-LIBOR-BBA/
Sep-24 (Written)	Sep-19/1.746		53,025,600	384,436	199,376
1.746/3 month USD-LIBOR-BBA/
Sep-24 (Written)	Sep-19/1.746		53,025,600	384,436	50,905

64 Premier Income Trust

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 7/31/19 cont.
Counterparty
Fixed right or obligation % to receive			Notional/	Premium	Unrealized
or (pay)/Floating rate index/	Expiration		Contract	receivable/	appreciation/
Maturity date	date/strike		amount	(payable)	(depreciation)
Goldman Sachs International
2.8175/3 month USD-LIBOR-BBA/
Mar-47 (Purchased)	Mar-27/2.8175		$1,629,100	$(205,674)	$24,844
(1.755)/3 month USD-LIBOR-BBA/
Jun-25 (Purchased)	Jun-20/1.755		53,025,600	(713,194)	(75,296)
(2.8175)/3 month USD-LIBOR-BBA/
Mar-47 (Purchased)	Mar-27/2.8175		1,629,100	(205,674)	(92,191)
1.755/3 month USD-LIBOR-BBA/
Jun-25 (Purchased)	Jun-20/1.755		53,025,600	(713,194)	(130,973)
(1.736)/3 month USD-LIBOR-BBA/
Sep-24 (Written)	Sep-19/1.736		53,025,600	384,436	205,209
1.736/3 month USD-LIBOR-BBA/
Sep-24 (Written)	Sep-19/1.736		53,025,600	384,436	32,346
JPMorgan Chase Bank N.A.
1.921/6 month EUR-EURIBOR-
Reuters/Oct-48 (Purchased)	Oct-28/1.921	EUR	2,828,800	(361,757)	450,996
2.8325/3 month USD-LIBOR-BBA/
Feb-52 (Purchased)	Feb-22/2.8325		$8,145,400	(1,137,301)	234,588
2.50/3 month USD-LIBOR-BBA/
Nov-39 (Purchased)	Nov-29/2.50		3,439,600	(198,809)	45,231
2.902/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.902		2,064,000	(319,094)	32,219
(2.902)/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.902		2,064,000	(221,467)	(111,766)
(2.50)/3 month USD-LIBOR-BBA/
Nov-39 (Purchased)	Nov-29/2.50		3,439,600	(357,718)	(120,317)
(1.921)/6 month EUR-EURIBOR-
Reuters/Oct-48 (Purchased)	Oct-28/1.921	EUR	2,828,800	(361,757)	(232,826)
(2.8325)/3 month USD-LIBOR-BBA/
Feb-52 (Purchased)	Feb-22/2.8325		$8,145,400	(1,137,301)	(880,437)
Morgan Stanley & Co. International PLC
3.27/3 month USD-LIBOR-BBA/
Oct-53 (Purchased)	Oct-23/3.27		2,738,700	(312,486)	370,135
2.505/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.505		2,064,000	(222,086)	26,564
(2.505)/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.505		2,064,000	(316,205)	(146,544)
(3.27)/3 month USD-LIBOR-BBA/
Oct-53 (Purchased)	Oct-23/3.27		2,738,700	(312,486)	(225,998)
2.39/3 month USD-LIBOR-BBA/
Jun-34 (Written)	Jun-24/2.39		18,392,400	968,360	202,500
(2.39)/3 month USD-LIBOR-BBA/
Jun-34 (Written)	Jun-24/2.39		18,392,400	968,360	(65,293)
Unrealized appreciation					3,281,091
Unrealized (depreciation)					(3,099,610)
Total					$181,481

Premier Income Trust 65

TBA SALE COMMITMENTS OUTSTANDING at 7/31/19 (proceeds receivable $39,686,758)
	Principal	Settlement
Agency	amount	date	Value
Government National Mortgage Association, 4.50%, 8/1/49	$3,000,000	8/21/19	$3,124,453
Uniform Mortgage-Backed Securities, 4.50%, 8/1/49	8,000,000	8/13/19	8,386,875
Uniform Mortgage-Backed Securities, 3.00%, 8/1/49	28,000,000	8/13/19	28,251,564
Total			$39,762,892

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 7/31/19
		Upfront
		premium				Unrealized
		received	Termination	Payments	Payments	appreciation/
Notional amount	Value	(paid)	date	made by fund	received by fund	(depreciation)
$9,011,000	$466,950 E	$(101)	2/27/28	3 month USD-	3.11% —	$466,849
				LIBOR-BBA —	Semiannually
				Quarterly
10,713,000	524,658 E	(120)	3/7/28	3 month USD-	3.05125% —	524,538
				LIBOR-BBA —	Semiannually
				Quarterly
4,357,000	1,112,403	(149)	11/8/48	3 month USD-	3.312% —	1,119,190
				LIBOR-BBA —	Semiannually
				Quarterly
26,351,000	2,592,042	(373)	1/3/29	3.065% —	3 month USD-	(2,605,734)
				Semiannually	LIBOR-BBA —
					Quarterly
14,545,700	1,458,046	(206)	3/4/29	3 month USD-	3.073% —	1,581,716
				LIBOR-BBA —	Semiannually
				Quarterly
79,052,900	219,530	(39,718)	1/22/20	3 month USD-	2.86% —	186,320
				LIBOR-BBA —	Semiannually
				Quarterly
2,258,100	35,800 E	(13)	2/2/24	3 month USD-	2.5725% —	35,787
				LIBOR-BBA —	Semiannually
				Quarterly
5,844,400	87,754 E	(33)	2/2/24	2.528% —	3 month USD-	(87,786)
				Semiannually	LIBOR-BBA —
					Quarterly
3,794,500	247,159	(50)	2/13/29	2.6785% —	3 month USD-	(273,261)
				Semiannually	LIBOR-BBA —
					Quarterly
87,173,000	4,193,806	(516,094)	6/19/26	3 month USD-	2.60% —	3,690,314
				LIBOR-BBA —	Semiannually
				Quarterly
12,234,100	286,058 E	(2,476)	12/2/23	3 month USD-	2.536% —	283,582
				LIBOR-BBA —	Semiannually
				Quarterly
4,229,500	66,856 E	(723)	2/2/24	3 month USD-	2.57% —	66,133
				LIBOR-BBA —	Semiannually
				Quarterly
1,191,046	92,499 E	(17)	3/5/30	3 month USD-	2.806% —	92,482
				LIBOR-BBA —	Semiannually
				Quarterly

66 Premier Income Trust

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 7/31/19 cont.
		Upfront
		premium				Unrealized
		received	Termination	Payments	Payments	appreciation/
Notional amount	Value	(paid)	date	made by fund	received by fund	(depreciation)
$3,175,800	$200,469 E	$(45)	3/16/30	2.647% —	3 month USD-	$(200,514)
				Semiannually	LIBOR-BBA —
					Quarterly
47,869,000	1,516,203 E	(44,811)	3/21/29	3 month USD-	2.776% —	1,471,392
				LIBOR-BBA —	Semiannually
				Quarterly
2,450,500	244,109 E	(84)	3/28/52	2.67% —	3 month USD-	(244,193)
				Semiannually	LIBOR-BBA —
					Quarterly
7,620,100	82,739 E	(42)	2/2/24	3 month USD-	2.3075% —	82,697
				LIBOR-BBA —	Semiannually
				Quarterly
11,185,500	123,879 E	(62)	2/9/24	3 month USD-	2.32% —	123,817
				LIBOR-BBA —	Semiannually
				Quarterly
2,997,900	346,138 E	(102)	11/29/53	2.793% —	3 month USD-	(346,240)
				Semiannually	LIBOR-BBA —
					Quarterly
13,309,100	1,426,988	(160,163)	6/12/49	3 month USD-	2.647% —	1,269,752
				LIBOR-BBA —	Semiannually
				Quarterly
2,948,300	288,465	(101)	6/12/49	2.6059% —	3 month USD-	(289,048)
				Semiannually	LIBOR-BBA —
					Quarterly
1,672,800	148,060	(57)	6/12/49	2.565% —	3 month USD-	(148,298)
				Semiannually	LIBOR-BBA —
					Quarterly
2,404,600	197,194	(82)	6/12/49	2.5365% —	3 month USD-	(197,443)
				Semiannually	LIBOR-BBA —
					Quarterly
2,352,400	210,356	(80)	6/12/49	3 month USD-	2.569% —	210,544
				LIBOR-BBA —	Semiannually
				Quarterly
2,875,100	236,106	(98)	6/12/49	2.537% —	3 month USD-	(236,406)
				Semiannually	LIBOR-BBA —
					Quarterly
2,666,000	216,804	(91)	6/12/49	2.5335% —	3 month USD-	(217,070)
				Semiannually	LIBOR-BBA —
					Quarterly
2,195,500	155,751	(75)	6/12/49	2.488% —	3 month USD-	(155,833)
				Semiannually	LIBOR-BBA —
					Quarterly
10,498,400	487,756	143,995	7/2/49	2.38% —	3 month USD-	(343,593)
				Semiannually	LIBOR-BBA —
					Quarterly
20,996,700	543,836	(147,693)	7/2/49	3 month USD-	2.29% —	394,284
				LIBOR-BBA —	Semiannually
				Quarterly

Premier Income Trust 67

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 7/31/19 cont.
		Upfront
		premium				Unrealized
		received	Termination	Payments	Payments	appreciation/
Notional amount	Value	(paid)	date	made by fund	received by fund	(depreciation)
$899,100	$25,012	$(31)	6/12/49	2.299% —	3 month USD-	$(24,815)
				Semiannually	LIBOR-BBA —
					Quarterly
1,995,000	26,597 E	(44)	11/20/39	3 month USD-	2.55% —	26,553
				LIBOR-BBA —	Semiannually
				Quarterly
7,072,400	124,057 E	(100)	12/7/30	2.184% —	3 month USD-	(124,157)
				Semiannually	LIBOR-BBA —
					Quarterly
20,996,700	220,822	141,449	7/17/29	2.065% —	3 month USD-	(76,084)
				Semiannually	LIBOR-BBA —
					Quarterly
1,023,600	20,249	(35)	7/17/49	2.263% —	3 month USD-	(20,202)
				Semiannually	LIBOR-BBA —
					Quarterly
1,417,300	7,291	(48)	7/17/49	2.199% —	3 month USD-	(7,191)
				Semiannually	LIBOR-BBA —
					Quarterly
28,762,000	131,212 E	46,487	9/18/29	2.00% —	3 month USD-	(84,724)
				Semiannually	LIBOR-BBA —
					Quarterly
31,427,000	86,141 E	55,564	9/18/24	3 month USD-	1.75% —	(30,578)
				LIBOR-BBA —	Semiannually
				Quarterly
1,259,800	21,752	(43)	7/17/49	3 month USD-	2.252% —	21,603
				LIBOR-BBA —	Semiannually
				Quarterly
4,598,100	28,830 E	(52)	6/5/29	3 month USD-	2.2225% —	28,778
				LIBOR-BBA —	Semiannually
				Quarterly
384,600	7,555 E	(13)	6/22/52	2.3075% —	3 month USD-	(7,569)
				Semiannually	LIBOR-BBA —
					Quarterly
8,603,800	77,176 E	(122)	6/22/30	2.0625% —	3 month USD-	(77,298)
				Semiannually	LIBOR-BBA —
					Quarterly
1,732,200	6,931	(59)	7/17/49	2.194% —	3 month USD-	(6,805)
				Semiannually	LIBOR-BBA —
					Quarterly
1,333,300	19,666	(45)	7/17/49	3 month USD-	2.241% —	19,503
				LIBOR-BBA —	Semiannually
				Quarterly
525,775,000	1,937,481 E	622,890	9/18/21	1.70% —	3 month USD-	2,559,703
				Semiannually	LIBOR-BBA —
					Quarterly
202,280,000	71,607 E	1,208,925	9/18/24	1.80% —	3 month USD-	1,280,532
				Semiannually	LIBOR-BBA —
					Quarterly

68 Premier Income Trust

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 7/31/19 cont.
		Upfront
		premium				Unrealized
		received	Termination	Payments	Payments	appreciation/
Notional amount	Value	(paid)	date	made by fund	received by fund	(depreciation)
$3,623,000	$61,616 E	$62,791	9/18/49	2.25% —	3 month USD-	$1,175
				Semiannually	LIBOR-BBA —
					Quarterly
164,434,900	1,504,086 E	(2,047,817)	9/18/29	3 month USD-	2.05% —	(543,728)
				LIBOR-BBA —	Semiannually
				Quarterly
8,219,000	2,679	(109)	6/26/29	1.9451% —	3 month USD-	6,202
				Semiannually	LIBOR-BBA —
					Quarterly
8,219,000	2,901	(109)	6/26/29	1.9448% —	3 month USD-	6,426
				Semiannually	LIBOR-BBA —
					Quarterly
1,679,700	2,879	(57)	7/17/49	2.184% —	3 month USD-	(2,751)
				Semiannually	LIBOR-BBA —
					Quarterly
1,049,800	12,604	(36)	7/17/49	3 month USD-	2.229% —	12,471
				LIBOR-BBA —	Semiannually
				Quarterly
1,732,200	4,850	(59)	7/17/49	2.18875% —	3 month USD-	(4,721)
				Semiannually	LIBOR-BBA —
					Quarterly
2,293,600	241 E	(32)	7/6/30	1.9665% —	3 month USD-	(273)
				Semiannually	LIBOR-BBA —
					Quarterly
1,815,900	12,749 E	(62)	7/5/52	2.25% —	3 month USD-	(12,811)
				Semiannually	LIBOR-BBA —
					Quarterly
32,341,000	91,234	(122)	7/5/21	3 month USD-	1.78913% —	(105,076)
				LIBOR-BBA —	Semiannually
				Quarterly
32,341,000	90,943	(122)	7/5/21	3 month USD-	1.7896% —	(104,774)
				LIBOR-BBA —	Semiannually
				Quarterly
32,341,000	91,848	(122)	7/5/21	3 month USD-	1.78813% —	(105,714)
				LIBOR-BBA —	Semiannually
				Quarterly
1,049,800	13,084	(36)	7/17/49	3 month USD-	2.231% —	12,951
				LIBOR-BBA —	Semiannually
				Quarterly
8,562,000	428	(69)	7/12/24	1.82% —	3 month USD-	3,263
				Semiannually	LIBOR-BBA —
					Quarterly
3,936,900	122,445	(134)	7/17/49	3 month USD-	2.3125% —	122,074
				LIBOR-BBA —	Semiannually
				Quarterly
9,055,000	20,591	(73)	7/15/24	1.8675% —	3 month USD-	(18,331)
				Semiannually	LIBOR-BBA —
					Quarterly

Premier Income Trust 69

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 7/31/19 cont.
			Upfront
			premium				Unrealized
			received	Termination	Payments	Payments	appreciation/
Notional amount		Value	(paid)	date	made by fund	received by fund	(depreciation)
	$20,185,000	$14,816	$(76)	7/16/21	1.9002% —	3 month USD-	$19,591
					Semiannually	LIBOR-BBA —
						Quarterly
	1,989,000	22,583	(26)	7/16/29	3 month USD-	2.0745% —	22,223
					LIBOR-BBA —	Semiannually
					Quarterly
	8,584,000	15,546	(69)	7/16/24	1.8585% —	3 month USD-	(13,403)
					Semiannually	LIBOR-BBA —
						Quarterly
	1,044,600	24,247	(36)	7/17/49	2.278% —	3 month USD-	(24,206)
					Semiannually	LIBOR-BBA —
						Quarterly
	8,091,900	63,610	(107)	7/17/29	3 month USD-	2.036% —	62,144
					LIBOR-BBA —	Semiannually
					Quarterly
	9,188,000	6,946	(74)	7/17/24	1.8355% —	3 month USD-	(4,761)
					Semiannually	LIBOR-BBA —
						Quarterly
	8,319,000	21,014	(67)	7/18/24	1.8725% —	3 month USD-	(19,267)
					Semiannually	LIBOR-BBA —
						Quarterly
	14,103,100	226 E	(79)	2/7/24	1.733% —	3 month USD-	(304)
					Semiannually	LIBOR-BBA —
						Quarterly
	2,173,400	7,566 E	(31)	1/22/31	2.035% —	3 month USD-	(7,596)
					Semiannually	LIBOR-BBA —
						Quarterly
	6,866,200	74,217 E	(234)	7/22/52	2.2685% —	3 month USD-	(74,451)
					Semiannually	LIBOR-BBA —
						Quarterly
	8,827,000	15,897	(71)	7/24/24	1.781% —	3 month USD-	17,247
					Semiannually	LIBOR-BBA —
						Quarterly
	15,051,000	19,325	(122)	7/25/24	1.7915% —	3 month USD-	21,369
					Semiannually	LIBOR-BBA —
						Quarterly
	9,100,000	13,923	(74)	8/2/24	1.7855% —	3 month USD-	13,849
					Semiannually	LIBOR-BBA —
						Quarterly
AUD	38,533,000	272,072 E	44,991	9/18/24	1.25% —	6 month AUD-	(227,081)
					Semiannually	BBR-BBSW —
						Semiannually
AUD	23,740,000	281,329 E	(137,873)	9/18/29	6 month AUD-	1.60% —	143,456
					BBR-BBSW —	Semiannually
					Semiannually
CAD	58,638,000	354,369 E	(29,598)	9/18/24	1.65% —	3 month CAD-	324,771
					Semiannually	BA-CDOR —
						Semiannually

70 Premier Income Trust

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 7/31/19 cont.
			Upfront
			premium				Unrealized
			received	Termination	Payments	Payments	appreciation/
Notional amount		Value	(paid)	date	made by fund	received by fund	(depreciation)
CAD	17,473,000	$144,505 E	$(67,953)	9/18/29	1.80% —	3 month CAD-	$76,551
					Semiannually	BA-CDOR —
						Semiannually
CHF	23,906,000	200,829 E	(93)	9/21/21	—	0.046% plus 6	(200,922)
						month CHF-
						LIBOR-BBA —
						Semiannually
CHF	7,152,000	8,838 E	(18,409)	9/18/24	—	0.70% plus 6	(27,247)
						month CHF-
						LIBOR-BBA —
						Semiannually
CHF	28,312,000	104,446 E	205,481	9/18/29	0.30% plus 6	—	309,926
					month CHF-
					LIBOR-BBA —
					Semiannually
CZK	215,585,000	400,893	(125)	3/19/29	1.948% —	6 month CZK-	(396,320)
					Annually	PRIBOR —
						Semiannually
EUR	7,933,000	689,646 E	(67)	10/27/27	1.61375% —	6 month EUR-	(689,713)
					Annually	EURIBOR-
						REUTERS —
						Semiannually
EUR	7,207,000	686,727 E	(99)	2/27/28	1.815% —	6 month EUR-	(686,827)
					Annually	EURIBOR-
						REUTERS —
						Semiannually
EUR	21,457,000	198,432 E	(94)	9/21/21	6 month	0.354% —	198,338
					EUR-EURIBOR-	Annually
					REUTERS —
					Semiannually
EUR	1,144,400	270,088 E	(44)	11/29/58	1.484% —	6 month EUR-	(270,131)
					Annually	EURIBOR-
						REUTERS —
						Semiannually
EUR	1,556,300	399,683 E	(60)	2/19/50	6 month	1.354% —	399,623
					EUR-EURIBOR-	Annually
					REUTERS —
					Semiannually
EUR	1,719,000	392,109 E	(66)	3/11/50	1.267% —	6 month EUR-	(392,175)
					Annually	EURIBOR-
						REUTERS —
						Semiannually
EUR	1,739,200	365,758 E	(66)	3/12/50	1.2115% —	6 month EUR-	(365,824)
					Annually	EURIBOR-
						REUTERS —
						Semiannually
EUR	26,275,000	1,187,715 E	(334)	3/21/29	1.104% —	6 month EUR-	(1,188,049)
					Annually	EURIBOR-
						REUTERS —
						Semiannually

Premier Income Trust 71

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 7/31/19 cont.
			Upfront
			premium				Unrealized
			received	Termination	Payments	Payments	appreciation/
Notional amount		Value	(paid)	date	made by fund	received by fund	(depreciation)
EUR	2,008,000	$357,882 E	$(77)	3/26/50	1.113% —	6 month EUR-	$(357,959)
					Annually	EURIBOR-
						REUTERS —
						Semiannually
EUR	1,798,800	346,977 E	(68)	11/29/58	6 month	1.343% —	346,909
					EUR-EURIBOR-	Annually
					REUTERS —
					Semiannually
EUR	2,077,000	331,488 E	(79)	2/19/50	1.051% —	6 month EUR-	(331,567)
					Annually	EURIBOR-
						REUTERS —
						Semiannually
EUR	1,655,300	192,213 E	(63)	6/7/54	1.054% —	6 month EUR-	(192,277)
					Annually	EURIBOR-
						REUTERS —
						Semiannually
EUR	1,510,500	169,590 E	(58)	2/19/50	0.9035% —	6 month EUR-	(169,648)
					Annually	EURIBOR-
						REUTERS —
						Semiannually
EUR	38,786,000	177,326 E	80,737	9/18/24	—	0.25% plus 6	(96,588)
						month EUR-
						EURIBOR-
						REUTERS —
						Semiannually
EUR	51,282,000	1,001,806 E	111,940	9/18/29	6 month	0.20% —	1,113,746
					EUR-EURIBOR-	Annually
					REUTERS —
					Semiannually
EUR	904,900	71,468 E	(35)	2/21/50	0.80% —	6 month EUR-	(71,502)
					Annually	EURIBOR-
						REUTERS —
						Semiannually
GBP	21,373,000	215,731 E	(8,375)	9/18/24	6 month GBP-	0.85% —	207,356
					LIBOR-BBA —	Semiannually
					Semiannually
GBP	27,259,000	493,797 E	(2,799)	9/18/29	6 month GBP-	1.00% —	490,998
					LIBOR-BBA —	Semiannually
					Semiannually
JPY	110,098,700	68,650 E	(32)	8/29/43	0.7495% —	6 month JPY-	(68,682)
					Semiannually	LIBOR-BBA —
						Semiannually
NOK	447,000	596 E	(263)	9/18/24	1.50% —	6 month NOK-	333
					Annually	NIBOR-NIBR —
						Semiannually
NOK	55,581,000	49,777 E	31,534	9/18/29	6 month NOK-	1.70% —	(18,244)
					NIBOR-NIBR —	Annually
					Semiannually

72 Premier Income Trust

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 7/31/19 cont.
			Upfront
			premium				Unrealized
			received	Termination	Payments	Payments	appreciation/
Notional amount		Value	(paid)	date	made by fund	received by fund	(depreciation)
NOK	133,879,000	$8,284	$(127)	7/1/24	1.735% —	6 month NOK-	$8,493
					Annually	NIBOR-NIBR —
						Semiannually
NOK	70,225,000	28,814	(109)	7/1/29	6 month NOK-	1.82% —	32,866
					NIBOR-NIBR —	Annually
					Semiannually
NZD	15,746,000	257,881 E	(120)	3/28/29	2.524% —	3 month NZD-	(258,001)
					Semiannually	BBR-FRA —
						Quarterly
NZD	31,602,000	148,237 E	2,258	9/18/24	1.45% —	3 month NZD-	(145,979)
					Semiannually	BBR-FRA —
						Quarterly
NZD	15,063,000	132,580 E	3,145	9/18/29	3 month NZD-	1.80% —	135,725
					BBR-FRA —	Semiannually
					Quarterly
SEK	36,591,000	274,939	(31)	11/10/27	3 month SEK-	1.13% —	307,463
					STIBOR-SIDE —	Annually
					Quarterly
SEK	36,591,000	284,418	(31)	11/13/27	3 month SEK-	1.16% —	317,614
					STIBOR-SIDE —	Annually
					Quarterly
SEK	36,591,000	283,638	(31)	11/13/27	3 month SEK-	1.1575% —	316,763
					STIBOR-SIDE —	Annually
					Quarterly
SEK	121,493,000	69,956 E	(6,514)	9/18/24	0.10% —	3 month SEK-	(76,471)
					Annually	STIBOR-SIDE —
						Quarterly
SEK	163,399,000	333,436 E	(78,245)	9/18/29	3 month SEK-	0.60% —	255,191
					STIBOR-SIDE —	Annually
					Quarterly
Total			$(554,027)				$7,764,960

E Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 7/31/19
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Barclays Bank PLC
$1,072,974	$1,073,455	$—	1/12/40	4.00% (1 month	Synthetic MBX	$1,231
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
181,929	182,010	—	1/12/40	4.00% (1 month	Synthetic MBX	209
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly

Premier Income Trust 73

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 7/31/19 cont.
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Barclays Bank PLC cont.
$128,518	$128,576	$—	1/12/40	4.00% (1 month	Synthetic MBX	$147
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
843,903	845,886	—	1/12/40	4.50% (1 month	Synthetic MBX	2,756
				USD-LIBOR) —	Index 4.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
13,796,718	13,842,601	—	1/12/41	5.00% (1 month	Synthetic MBX	61,415
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
1,623,237	1,634,051	—	1/12/40	5.00% (1 month	Synthetic MBX	12,648
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
215,714	215,683	—	1/12/41	5.00% (1 month	Synthetic MBX Index	217
				USD-LIBOR) —	5.00% 30 year Ginnie
				Monthly	Mae II pools —
Monthly
482,297	482,697	—	1/12/39	(6.00%) 1 month	Synthetic MBX	(1,119)
				USD-LIBOR —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
8,260,599	8,270,531	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(23,286)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
147,930	143,109	—	1/12/43	3.50% (1 month	Synthetic TRS	(3,516)
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
97,375	93,906	—	1/12/42	4.00% (1 month	Synthetic TRS	(2,532)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
492,906	478,680	—	1/12/41	(4.00%) 1 month	Synthetic TRS	9,222
				USD-LIBOR —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
349,491	343,871	—	1/12/41	(5.00%) 1 month	Synthetic TRS	1,560
				USD-LIBOR —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
129,130	128,371	—	1/12/41	5.00% (1 month	Synthetic TRS Index	673
				USD-LIBOR) —	5.00% 30 year Ginnie
				Monthly	Mae II pools —
Monthly

74 Premier Income Trust

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 7/31/19 cont.
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Barclays Bank PLC cont.
$98,580	$98,001	$—	1/12/41	5.00% (1 month	Synthetic TRS Index	$514
				USD-LIBOR) —	5.00% 30 year Ginnie
				Monthly	Mae II pools —
Monthly
77,734	77,277	—	1/12/41	5.00% (1 month	Synthetic TRS Index	405
				USD-LIBOR) —	5.00% 30 year Ginnie
				Monthly	Mae II pools —
Monthly
90,363	88,392	—	1/12/39	6.00% (1 month	Synthetic TRS	(949)
				USD-LIBOR) —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
185,740	181,572	—	1/12/38	6.50% (1 month	Synthetic TRS	(2,066)
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
26,653	26,055	—	1/12/38	6.50% (1 month	Synthetic TRS	(296)
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
12,547	12,266	—	1/12/38	6.50% (1 month	Synthetic TRS	(140)
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
Citibank, N.A.
1,847,672	1,853,816	—	1/12/41	5.00% (1 month	Synthetic MBX	8,225
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
812,052	814,752	—	1/12/41	5.00% (1 month	Synthetic MBX	3,615
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
282,232	283,170	—	1/12/41	5.00% (1 month	Synthetic MBX	1,256
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
Credit Suisse International
615,891	617,939	—	1/12/41	5.00% (1 month	Synthetic MBX	2,742
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
220,086	218,793	—	1/12/41	5.00% (1 month	Synthetic MBX Index	1,148
				USD-LIBOR) —	5.00% 30 year Ginnie
				Monthly	Mae II pools —
Monthly

Premier Income Trust 75

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 7/31/19 cont.
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Credit Suisse International cont.
$607,578	$608,308	$—	1/12/38	(6.50%) 1 month	Synthetic MBX	$(1,713)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
234,887	231,371	—	1/12/45	3.50% (1 month	Synthetic TRS	(1,227)
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
174,121	168,447	—	1/12/43	3.50% (1 month	Synthetic TRS	(4,138)
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
90,898	87,187	—	1/12/44	3.50% (1 month	Synthetic TRS	(2,916)
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
47,983	46,419	—	1/12/43	3.50% (1 month	Synthetic TRS	(1,140)
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
27,449	26,554	—	1/12/43	3.50% (1 month	Synthetic TRS	(652)
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
10,360	9,937	—	1/12/44	3.50% (1 month	Synthetic TRS	(332)
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
681,881	668,690	—	1/12/45	4.00% (1 month	Synthetic TRS	(6,339)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
244,517	239,787	—	1/12/45	4.00% (1 month	Synthetic TRS	(2,273)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
126,671	123,015	—	1/12/41	4.00% (1 month	Synthetic TRS	(2,370)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
10,152	9,859	—	1/12/41	4.00% (1 month	Synthetic TRS	(190)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
441,223	428,488	—	1/12/41	(4.00%) 1 month	Synthetic TRS	8,255
				USD-LIBOR —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly

76 Premier Income Trust

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 7/31/19 cont.
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Credit Suisse International cont.
$213,969	$210,528	$—	1/12/41	(5.00%) 1 month	Synthetic TRS	$955
				USD-LIBOR —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
234,845	231,069	—	1/12/41	(5.00%) 1 month	Synthetic TRS	1,048
				USD-LIBOR —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
206,091	204,880	—	1/12/41	5.00% (1 month	Synthetic TRS Index	1,075
				USD-LIBOR) —	5.00% 30 year Ginnie
				Monthly	Mae II pools —
Monthly
Deutsche Bank AG
607,578	608,308	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(1,713)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
Goldman Sachs International
24,941	24,971	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(70)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
66,530	66,610	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(188)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
144,573	144,747	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(408)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
271,284	271,610	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(765)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
325,510	325,901	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(918)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
384,840	385,303	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(1,085)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
527,226	527,860	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(1,486)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly

Premier Income Trust 77

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 7/31/19 cont.
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Goldman Sachs International cont.
$331,876	$327,790	$—	1/12/44	(3.00%) 1 month	Synthetic TRS	$1,338
				USD-LIBOR —	Index 3.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
439,283	421,353	—	1/12/44	3.50% (1 month	Synthetic TRS	(14,092)
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
347,967	333,765	—	1/12/44	3.50% (1 month	Synthetic TRS	(11,163)
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
183,633	176,138	—	1/12/44	3.50% (1 month	Synthetic TRS	(5,891)
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
298,094	288,380	—	1/12/43	(3.50%) 1 month	Synthetic TRS	7,085
				USD-LIBOR —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
849,969	833,527	—	1/12/45	4.00% (1 month	Synthetic TRS	(7,902)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
549,929	530,337	—	1/12/42	4.00% (1 month	Synthetic TRS	(14,300)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
475,915	458,960	—	1/12/42	4.00% (1 month	Synthetic TRS	(12,375)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
242,640	237,946	—	1/12/45	4.00% (1 month	Synthetic TRS	(2,256)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
241,604	232,996	—	1/12/42	4.00% (1 month	Synthetic TRS	(6,283)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
241,604	232,996	—	1/12/42	4.00% (1 month	Synthetic TRS	(6,283)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
138,493	135,723	—	1/12/40	4.00% (1 month	Synthetic TRS	(1,325)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly

78 Premier Income Trust

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 7/31/19 cont.
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Goldman Sachs International cont.
$778,188	$755,728	$—	1/12/41	(4.00%) 1 month	Synthetic TRS	$14,559
				USD-LIBOR —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
334,982	329,596	—	1/12/41	(5.00%) 1 month	Synthetic TRS	1,495
				USD-LIBOR —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
131,876	128,999	—	1/12/39	6.00% (1 month	Synthetic TRS	(1,385)
				USD-LIBOR) —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
127,388	124,608	—	1/12/39	6.00% (1 month	Synthetic TRS	(1,338)
				USD-LIBOR) —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
63,697	62,307	—	1/12/39	6.00% (1 month	Synthetic TRS	(669)
				USD-LIBOR) —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
63,311	61,929	—	1/12/39	6.00% (1 month	Synthetic TRS	(665)
				USD-LIBOR) —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
9,522	9,314	—	1/12/39	6.00% (1 month	Synthetic TRS	(100)
				USD-LIBOR) —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
58,434	57,123	—	1/12/38	6.50% (1 month	Synthetic TRS	(650)
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
4,204	4,109	—	1/12/38	6.50% (1 month	Synthetic TRS	(47)
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
JPMorgan Chase Bank N.A.
681,545	661,874	—	1/12/41	4.00% (1 month	Synthetic TRS	(12,751)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
395,439	384,026	—	1/12/41	4.00% (1 month	Synthetic TRS	(7,398)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
367,059	356,465	—	1/12/41	4.00% (1 month	Synthetic TRS	(6,867)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly

Premier Income Trust 79

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 7/31/19 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
JPMorgan Chase Bank N.A. cont.
$131,450	$127,656	$—	1/12/41	4.00% (1 month	Synthetic TRS	$(2,459)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
					Monthly
334,982	329,596	—	1/12/41	(5.00%) 1 month	Synthetic TRS	1,495
				USD-LIBOR —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
					Monthly
JPMorgan Securities LLC
476,640	473,839	—	1/12/41	(5.00%) 1 month	Synthetic MBX Index	(2,486)
				USD-LIBOR —	5.00% 30 year Ginnie
				Monthly	Mae II pools —
					Monthly
99,388	96,149	—	1/12/43	(3.50%) 1 month	Synthetic TRS	2,362
				USD-LIBOR —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
					Monthly
1,072,141	1,028,380	—	1/12/44	(3.50%) 1 month	Synthetic TRS	34,394
				USD-LIBOR —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
					Monthly
413,174	398,513	—	1/12/44	4.00% (1 month	Synthetic TRS	(10,703)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
					Monthly
1,606,427	1,549,194	—	1/12/42	(4.00%) 1 month	Synthetic TRS	41,774
				USD-LIBOR —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
					Monthly
Upfront premium received		—		Unrealized appreciation		223,818
Upfront premium (paid)		—		Unrealized (depreciation)		(193,215)
Total		$—		Total		$30,603

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 7/31/19
Upfront
			premium	Termina-	Payments	Total return	Unrealized
			received	tion	received (paid)	received by	appreciation/
Notional amount		Value	(paid)	date	by fund	or paid by fund	(depreciation)
EUR	17,671,000	$1,814,826	$—	7/15/37	1.71% — At	Eurostat Eurozone	$1,814,825
					maturity	HICP excluding
tobacco — At
maturity
EUR	11,045,000	1,108,679	(264)	8/15/37	1.7138% — At	Eurostat Eurozone	1,108,412
					maturity	HICP excluding
tobacco — At
maturity

80 Premier Income Trust

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 7/31/19 cont.
			Upfront
			premium	Termina-	Payments	Total return	Unrealized
			received	tion	received (paid)	received by	appreciation/
Notional amount		Value	(paid)	date	by fund	or paid by fund	(depreciation)
EUR	14,401,000	$362,599	$(169)	9/15/23	(1.4375%) — At	Eurostat Eurozone	$(362,767)
					maturity	HICP excluding
						tobacco — At
						maturity
EUR	11,045,000	363,699	(142)	8/15/27	(1.4275%) — At	Eurostat Eurozone	(363,841)
					maturity	HICP excluding
						tobacco — At
						maturity
EUR	14,401,000	365,835	(169)	9/15/23	(1.44125%) — At	Eurostat Eurozone	(366,003)
					maturity	HICP excluding
						tobacco — At
						maturity
EUR	14,401,000	366,919	(170)	9/15/23	(1.4425%) — At	Eurostat Eurozone	(367,089)
					maturity	HICP excluding
						tobacco — At
						maturity
EUR	14,401,000	368,003	(170)	9/15/23	(1.44375%) — At	Eurostat Eurozone	(368,173)
					maturity	HICP excluding
						tobacco — At
						maturity
EUR	17,671,000	570,422	—	7/15/27	(1.40%) — At	Eurostat Eurozone	(570,422)
					maturity	HICP excluding
						tobacco — At
						maturity
GBP	8,846,000	19,353	(189)	12/15/28	3.665% — At	GBP Non-revised UK	19,164
					maturity	Retail Price Index —
						At maturity
GBP	2,661,000	2,971	(140)	7/15/49	(3.4425%) — At	GBP Non-revised UK	(3,111)
					maturity	Retail Price Index —
						At maturity
GBP	2,477,000	91,974	(58)	3/15/28	3.3875% — At	GBP Non-revised UK	(92,032)
					maturity	Retail Price Index —
						At maturity
GBP	5,308,000	212,300	(124)	2/15/28	3.34% — At	GBP Non-revised UK	(212,424)
					maturity	Retail Price Index —
						At maturity
GBP	6,900,000	240,010	(160)	3/15/28	3.4025% — At	GBP Non-revised UK	(240,170)
					maturity	Retail Price Index —
						At maturity
GBP	9,908,000	441,323	(234)	3/15/28	3.34% — At	GBP Non-revised UK	(441,557)
					maturity	Retail Price Index —
						At maturity
	$7,952,000	186,085	(86)	12/6/27	2.19% — At	USA Non Revised	185,999
					maturity	Consumer Price
						Index-Urban
						(CPI-U) — At
						maturity

Premier Income Trust 81

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 7/31/19 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
$7,952,000	$185,409	$(86)	12/21/27	2.1939% — At	USA Non Revised	$185,323
				maturity	Consumer Price
					Index-Urban
					(CPI-U) — At
					maturity
8,217,000	58,094	—	7/5/27	2.05% — At	USA Non Revised	58,094
				maturity	Consumer Price
					Index-Urban
					(CPI-U) — At
					maturity
8,217,000	17,971	—	7/5/22	(1.89%) — At	USA Non Revised	17,971
				maturity	Consumer Price
					Index-Urban
					(CPI-U) — At
					maturity
7,952,000	66,121	(49)	12/6/22	(2.05%) — At	USA Non Revised	(66,169)
				maturity	Consumer Price
					Index-Urban
					(CPI-U) — At
					maturity
7,952,000	70,232	(49) 12/21/22		(2.068%) — At	USA Non Revised	(70,281)
				maturity	Consumer Price
					Index-Urban
					(CPI-U) — At
					maturity
Total		$(2,259)				$(134,251)

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 7/31/19
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt *	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
Bank of America N.A.
CMBX NA BBB–.6	BBB–/P	$9,980	$146,000	$13,724	5/11/63	300 bp —	$(3,659)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	19,586	325,000	30,550	5/11/63	300 bp —	(10,775)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	40,127	650,000	61,100	5/11/63	300 bp —	(20,593)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	38,247	671,000	63,074	5/11/63	300 bp —	(24,436)
Index						Monthly
Citigroup Global Markets, Inc.
CMBX NA BBB–.6	BBB–/P	1,141	8,000	752	5/11/63	300 bp —	394
Index						Monthly
CMBX NA BBB–.6	BBB–/P	9,654	68,000	6,392	5/11/63	300 bp —	3,301
Index						Monthly
CMBX NA BB.6	BB/P	1,470	7,000	1,348	5/11/63	500 bp —	129
Index						Monthly

82 Premier Income Trust

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 7/31/19 cont.
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt *	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
Citigroup Global Markets, Inc. cont.
CMBX NA BB.6	BB/P	$175,851	$928,000	$178,640	5/11/63	500 bp —	$(1,887)
Index						Monthly
CMBX NA BB.6	BB/P	317,017	1,288,000	247,940	5/11/63	500 bp —	70,329
Index						Monthly
CMBX NA BB.7	BB/P	41,933	302,000	28,992	1/17/47	500 bp —	13,235
Index						Monthly
CMBX NA BB.7	BB/P	81,233	632,000	60,672	1/17/47	500 bp —	21,175
Index						Monthly
CMBX NA BB.7	BB/P	105,809	876,000	84,096	1/17/47	500 bp —	22,564
Index						Monthly
CMBX NA BBB–.6	BBB–/P	382	4,000	376	5/11/63	300 bp —	8
Index						Monthly
CMBX NA BBB–.6	BBB–/P	2,230	21,000	1,974	5/11/63	300 bp —	268
Index						Monthly
CMBX NA BBB–.6	BBB–/P	2,251	21,000	1,974	5/11/63	300 bp —	289
Index						Monthly
CMBX NA BBB–.6	BBB–/P	5,733	58,000	5,452	5/11/63	300 bp —	315
Index						Monthly
CMBX NA BBB–.6	BBB–/P	10,023	105,000	9,870	5/11/63	300 bp —	215
Index						Monthly
CMBX NA BBB–.6	BBB–/P	12,704	110,000	10,340	5/11/63	300 bp —	2,428
Index						Monthly
CMBX NA BBB–.6	BBB–/P	19,220	168,000	15,792	5/11/63	300 bp —	3,526
Index						Monthly
CMBX NA BBB–.6	BBB–/P	19,311	190,000	17,860	5/11/63	300 bp —	1,562
Index						Monthly
CMBX NA BBB–.6	BBB–/P	22,001	200,000	18,800	5/11/63	300 bp —	3,318
Index						Monthly
CMBX NA BBB–.6	BBB–/P	22,438	210,000	19,740	5/11/63	300 bp —	2,820
Index						Monthly
CMBX NA BBB–.6	BBB–/P	23,348	234,000	21,996	5/11/63	300 bp —	1,489
Index						Monthly
CMBX NA BBB–.6	BBB–/P	24,945	251,000	23,594	5/11/63	300 bp —	1,497
Index						Monthly
CMBX NA BBB–.6	BBB–/P	33,001	300,000	28,200	5/11/63	300 bp —	4,976
Index						Monthly
CMBX NA BBB–.6	BBB–/P	40,862	365,000	34,310	5/11/63	300 bp —	6,765
Index						Monthly
CMBX NA BBB–.6	BBB–/P	51,837	502,000	47,188	5/11/63	300 bp —	4,942
Index						Monthly
CMBX NA BBB–.6	BBB–/P	53,507	574,000	54,013	5/11/63	300 bp —	(507)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	77,334	701,000	65,894	5/11/63	300 bp —	11,849
Index						Monthly
CMBX NA BBB–.6	BBB–/P	218,669	1,489,000	139,966	5/11/63	300 bp —	79,572
Index						Monthly

Premier Income Trust 83

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 7/31/19 cont.
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt *	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
Credit Suisse International
CMBX NA BB.7	BB/P	$63,938	$478,000	$45,888	1/17/47	500 bp —	$18,514
Index						Monthly
CMBX NA BBB–.6	BBB–/P	108,504	982,000	92,308	5/11/63	300 bp —	16,769
Index						Monthly
CMBX NA BBB–.6	BBB–/P	251,482	2,276,000	213,944	5/11/63	300 bp —	38,866
Index						Monthly
CMBX NA BBB–.6	BBB–/P	2,374,619	25,272,000	2,378,095	5/11/63	300 bp —	(3,476)
Index						Monthly
CMBX NA BBB–.7	BBB–/P	27,745	351,000	8,213	1/17/47	300 bp —	19,736
Index						Monthly
CMBX NA BBB–.7	BBB–/P	143,170	2,180,000	51,012	1/17/47	300 bp —	93,430
Index						Monthly
CMBX NA BBB–.7	BBB–/P	645,055	8,727,000	204,212	1/17/47	300 bp —	445,934
Index						Monthly
Goldman Sachs International
CMBX NA BBB–.6	BBB–/P	14,630	88,000	8,272	5/11/63	300 bp —	6,409
Index						Monthly
CMBX NA BBB–.6	BBB–/P	20,235	183,000	17,202	5/11/63	300 bp —	3,140
Index						Monthly
CMBX NA BBB–.6	BBB–/P	25,594	188,000	17,672	5/11/63	300 bp —	8,031
Index						Monthly
CMBX NA BBB–.6	BBB–/P	9,360	192,000	18,048	5/11/63	300 bp —	(8,576)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	21,361	203,000	19,082	5/11/63	300 bp —	2,398
Index						Monthly
CMBX NA BBB–.6	BBB–/P	17,848	206,000	19,364	5/11/63	300 bp —	(1,396)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	24,541	223,000	20,962	5/11/63	300 bp —	3,709
Index						Monthly
CMBX NA BBB–.6	BBB–/P	17,962	227,000	21,338	5/11/63	300 bp —	(3,244)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	27,421	245,000	23,030	5/11/63	300 bp —	4,534
Index						Monthly
CMBX NA BBB–.6	BBB–/P	29,178	261,000	24,534	5/11/63	300 bp —	4,797
Index						Monthly
CMBX NA BBB–.6	BBB–/P	24,979	296,000	27,824	5/11/63	300 bp —	(2,673)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	37,886	326,000	30,644	5/11/63	300 bp —	7,432
Index						Monthly
CMBX NA BBB–.6	BBB–/P	39,813	327,000	30,738	5/11/63	300 bp —	9,266
Index						Monthly
CMBX NA BBB–.6	BBB–/P	58,232	389,000	36,566	5/11/63	300 bp —	21,893
Index						Monthly
CMBX NA BBB–.6	BBB–/P	57,641	392,000	36,848	5/11/63	300 bp —	21,022
Index						Monthly
CMBX NA BBB–.6	BBB–/P	44,904	403,000	37,882	5/11/63	300 bp —	7,257
Index						Monthly

84 Premier Income Trust

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 7/31/19 cont.
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt *	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
Goldman Sachs International cont.
CMBX NA BBB–.6	BBB–/P	$34,559	$417,000	$39,198	5/11/63	300 bp —	$(4,395)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	45,228	418,000	39,292	5/11/63	300 bp —	6,180
Index						Monthly
CMBX NA BBB–.6	BBB–/P	45,403	418,000	39,292	5/11/63	300 bp —	6,355
Index						Monthly
CMBX NA BBB–.6	BBB–/P	37,046	439,000	41,266	5/11/63	300 bp —	(3,964)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	51,553	462,000	43,428	5/11/63	300 bp —	8,394
Index						Monthly
CMBX NA BBB–.6	BBB–/P	51,553	462,000	43,428	5/11/63	300 bp —	8,394
Index						Monthly
CMBX NA BBB–.6	BBB–/P	73,722	531,000	49,914	5/11/63	300 bp —	24,118
Index						Monthly
CMBX NA BBB–.6	BBB–/P	48,875	566,000	53,204	5/11/63	300 bp —	(3,999)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	86,808	576,000	54,144	5/11/63	300 bp —	33,000
Index						Monthly
CMBX NA BBB–.6	BBB–/P	59,933	597,000	56,118	5/11/63	300 bp —	4,163
Index						Monthly
CMBX NA BBB–.6	BBB–/P	31,646	638,000	59,972	5/11/63	300 bp —	(27,953)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	34,009	652,000	61,288	5/11/63	300 bp —	(26,899)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	76,544	707,000	66,458	5/11/63	300 bp —	10,498
Index						Monthly
CMBX NA BBB–.6	BBB–/P	69,759	928,000	87,232	5/11/63	300 bp —	(16,932)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	134,739	961,000	90,334	5/11/63	300 bp —	44,966
Index						Monthly
CMBX NA BBB–.6	BBB–/P	124,607	1,193,000	112,142	5/11/63	300 bp —	13,161
Index						Monthly
CMBX NA BBB–.6	BBB–/P	155,880	1,414,000	132,916	5/11/63	300 bp —	23,789
Index						Monthly
CMBX NA BBB–.6	BBB–/P	184,707	1,551,000	145,794	5/11/63	300 bp —	39,818
Index						Monthly
CMBX NA BBB–.6	BBB–/P	93,617	1,935,000	181,890	5/11/63	300 bp —	(87,145)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	320,704	2,144,000	201,536	5/11/63	300 bp —	120,419
Index						Monthly
CMBX NA BBB–.7	BBB–/P	46,909	673,000	15,748	1/17/47	300 bp —	31,553
Index						Monthly
CMBX NA BBB–.7	BBB–/P	107,990	1,461,000	34,187	1/17/47	300 bp —	74,654
Index						Monthly

Premier Income Trust 85

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 7/31/19 cont.
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt *	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
JPMorgan Securities LLC
CMBX NA BB.6	BB/P	$79,440	$375,000	$72,188	5/11/63	500 bp —	$7,617
Index						Monthly
CMBX NA BB.6	BB/P	86,142	407,000	78,348	5/11/63	500 bp —	8,190
Index						Monthly
CMBX NA BB.6	BB/P	109,255	519,000	99,908	5/11/63	500 bp —	9,852
Index						Monthly
CMBX NA BBB–.6	BBB–/P	16,167	162,000	15,228	5/11/63	300 bp —	1,034
Index						Monthly
CMBX NA BBB–.6	BBB–/P	22,052	221,000	20,774	5/11/63	300 bp —	1,407
Index						Monthly
CMBX NA BBB–.6	BBB–/P	5,799,122	43,835,000	4,120,490	5/11/63	300 bp —	1,705,918
Index						Monthly
Merrill Lynch International
CMBX NA BBB–.6	BBB–/P	14,810	154,000	14,476	5/11/63	300 bp —	360
Index						Monthly
CMBX NA BBB–.6	BBB–/P	399,203	4,046,000	380,324	5/11/63	300 bp —	21,239
Index						Monthly
Morgan Stanley & Co. International PLC
CMBX NA BBB–.6	BBB–/P	32,411	230,000	21,620	5/11/63	300 bp —	10,925
Index						Monthly
CMBX NA BBB–.6	BBB–/P	86,440	584,000	54,896	5/11/63	300 bp —	31,885
Index						Monthly
CMBX NA BBB–.6	BBB–/P	86,313	584,000	54,896	5/11/63	300 bp —	31,757
Index						Monthly
CMBX NA BBB–.6	BBB–/P	85,231	585,000	54,990	5/11/63	300 bp —	30,582
Index						Monthly
CMBX NA BBB–.6	BBB–/P	172,880	1,168,000	109,792	5/11/63	300 bp —	63,769
Index						Monthly
CMBX NA BBB–.6	BBB–/P	173,042	1,168,000	109,792	5/11/63	300 bp —	63,931
Index						Monthly
CMBX NA BBB–.6	BBB–/P	171,233	1,171,000	110,074	5/11/63	300 bp —	61,842
Index						Monthly
CMBX NA BBB–.6	BBB–/P	212,053	1,533,000	144,102	5/11/63	300 bp —	68,845
Index						Monthly
CMBX NA BBB–.6	BBB–/P	258,148	1,753,000	164,782	5/11/63	300 bp —	94,388
Index						Monthly
CMBX NA BBB–.6	BBB–/P	255,855	1,756,000	165,064	5/11/63	300 bp —	91,815
Index						Monthly
CMBX NA BBB–.6	BBB–/P	344,982	2,337,000	219,678	5/11/63	300 bp —	126,667
Index						Monthly
CMBX NA A.6	A/P	61	6,000	7	5/11/63	200 bp —	70
Index						Monthly
CMBX NA BB.6	BB/P	101,667	414,000	79,695	5/11/63	500 bp —	22,374
Index						Monthly
CMBX NA BB.6	BB/P	204,028	828,000	159,390	5/11/63	500 bp —	45,443
Index						Monthly

86 Premier Income Trust

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 7/31/19 cont.
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt *	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
CMBX NA BBB–.6	BBB–/P	$620	$5,000	$470	5/11/63	300 bp —	$153
Index						Monthly
CMBX NA BBB–.6	BBB–/P	1,175	11,000	1,034	5/11/63	300 bp —	148
Index						Monthly
CMBX NA BBB–.6	BBB–/P	2,117	20,000	1,880	5/11/63	300 bp —	248
Index						Monthly
CMBX NA BBB–.6	BBB–/P	3,029	25,000	2,350	5/11/63	300 bp —	694
Index						Monthly
CMBX NA BBB–.6	BBB–/P	4,605	38,000	3,572	5/11/63	300 bp —	1,055
Index						Monthly
CMBX NA BBB–.6	BBB–/P	5,923	50,000	4,700	5/11/63	300 bp —	1,252
Index						Monthly
CMBX NA BBB–.6	BBB–/P	8,313	65,000	6,110	5/11/63	300 bp —	2,241
Index						Monthly
CMBX NA BBB–.6	BBB–/P	12,211	94,000	8,836	5/11/63	300 bp —	3,430
Index						Monthly
CMBX NA BBB–.6	BBB–/P	9,936	104,000	9,776	5/11/63	300 bp —	221
Index						Monthly
CMBX NA BBB–.6	BBB–/P	13,353	109,000	10,246	5/11/63	300 bp —	3,171
Index						Monthly
CMBX NA BBB–.6	BBB–/P	18,054	141,000	13,254	5/11/63	300 bp —	4,882
Index						Monthly
CMBX NA BBB–.6	BBB–/P	18,684	164,000	15,416	5/11/63	300 bp —	3,363
Index						Monthly
CMBX NA BBB–.6	BBB–/P	24,655	164,000	15,416	5/11/63	300 bp —	9,335
Index						Monthly
CMBX NA BBB–.6	BBB–/P	19,950	170,000	15,980	5/11/63	300 bp —	4,070
Index						Monthly
CMBX NA BBB–.6	BBB–/P	19,918	204,000	19,176	5/11/63	300 bp —	861
Index						Monthly
CMBX NA BBB–.6	BBB–/P	24,251	206,000	19,364	5/11/63	300 bp —	5,007
Index						Monthly
CMBX NA BBB–.6	BBB–/P	25,446	215,000	20,210	5/11/63	300 bp —	5,362
Index						Monthly
CMBX NA BBB–.6	BBB–/P	24,997	218,000	20,492	5/11/63	300 bp —	4,632
Index						Monthly
CMBX NA BBB–.6	BBB–/P	49,325	291,000	27,354	5/11/63	300 bp —	22,140
Index						Monthly
CMBX NA BBB–.6	BBB–/P	48,789	348,000	32,712	5/11/63	300 bp —	16,280
Index						Monthly
CMBX NA BBB–.6	BBB–/P	64,507	433,000	40,702	5/11/63	300 bp —	24,057
Index						Monthly
CMBX NA BBB–.6	BBB–/P	41,997	449,000	42,206	5/11/63	300 bp —	53
Index						Monthly
CMBX NA BBB–.6	BBB–/P	61,333	542,000	50,948	5/11/63	300 bp —	10,701
Index						Monthly

Premier Income Trust 87

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 7/31/19 cont.
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt *	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
CMBX NA BBB–.6	BBB–/P	$76,220	$629,000	$59,126	5/11/63	300 bp —	$17,461
Index						Monthly
CMBX NA BBB–.6	BBB–/P	131,387	1,239,000	116,466	5/11/63	300 bp —	15,644
Index						Monthly
Upfront premium received		16,905,063	Unrealized appreciation				4,095,936
Upfront premium (paid)		—	Unrealized (depreciation)				(252,509)
Total		$16,905,063	Total				$3,843,427

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at July 31, 2019. Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 7/31/19
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt *	(paid)**	amount	Value	date	by fund	(depreciation)
Citigroup Global Markets, Inc.
CMBX NA A.6 Index	$(56)	$6,000	$7	5/11/63	(200 bp) —	$(65)
					Monthly
CMBX NA BB.10 Index	(64,144)	585,000	51,129	11/17/59	(500 bp) —	(13,584)
					Monthly
CMBX NA BB.10 Index	(30,474)	292,000	25,521	11/17/59	(500 bp) —	(5,237)
					Monthly
CMBX NA BB.11 Index	(113,495)	876,000	86,549	11/18/54	(500 bp) —	(27,798)
					Monthly
CMBX NA BB.9 Index	(123,167)	876,000	88,739	9/17/58	(500 bp) —	(35,280)
					Monthly
CMBX NA BB.9 Index	(97,972)	636,000	64,427	9/17/58	(500 bp) —	(34,164)
					Monthly
CMBX NA BB.9 Index	(98,414)	636,000	64,427	9/17/58	(500 bp) —	(34,606)
					Monthly
CMBX NA BB.9 Index	(97,309)	632,000	64,022	9/17/58	(500 bp) —	(33,902)
					Monthly
CMBX NA BB.9 Index	(78,503)	584,000	59,159	9/17/58	(500 bp) —	(19,912)
					Monthly
CMBX NA BB.9 Index	(75,916)	584,000	59,159	9/17/58	(500 bp) —	(17,324)
					Monthly
CMBX NA BB.9 Index	(49,471)	316,000	32,011	9/17/58	(500 bp) —	(17,767)
					Monthly
CMBX NA BB.9 Index	(17,878)	112,000	11,346	9/17/58	(500 bp) —	(6,641)
					Monthly

88 Premier Income Trust

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 7/31/19 cont.
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt *	(paid)**	amount	Value	date	by fund	(depreciation)
Credit Suisse International
CMBX NA BB.10 Index	$(80,855)	$606,000	$52,964	11/17/59	(500 bp) —	$(28,480)
					Monthly
CMBX NA BB.10 Index	(71,945)	605,000	52,877	11/17/59	(500 bp) —	(19,656)
					Monthly
CMBX NA BB.10 Index	(39,651)	319,000	27,881	11/17/59	(500 bp) —	(12,081)
					Monthly
CMBX NA BB.7 Index	(38,002)	2,153,000	414,453	5/11/63	(500 bp) —	374,358
					Monthly
CMBX NA BB.7 Index	(99,427)	539,000	51,744	1/17/47	(500 bp) —	(48,207)
					Monthly
CMBX NA BB.7 Index	(37,503)	228,000	21,888	1/17/47	(500 bp) —	(15,837)
					Monthly
CMBX NA BB.9 Index	(286,506)	2,858,000	286,657	9/17/58	(500 bp) —	152
					Monthly
Goldman Sachs International
CMBX NA BB.6 Index	(104,038)	1,017,000	195,773	5/11/63	(500 bp) —	90,745
					Monthly
CMBX NA BB.7 Index	(71,729)	474,000	45,504	1/17/47	(500 bp) —	(26,686)
					Monthly
CMBX NA BB.6 Index	(146)	1,000	193	5/11/63	(500 bp) —	45
					Monthly
CMBX NA BB.7 Index	(135,933)	804,000	77,184	1/17/47	(500 bp) —	(59,530)
					Monthly
CMBX NA BB.7 Index	(84,052)	513,000	49,248	1/17/47	(500 bp) —	(35,302)
					Monthly
CMBX NA BB.7 Index	(57,666)	284,000	27,264	1/17/47	(500 bp) —	(30,678)
					Monthly
CMBX NA BB.7 Index	(31,765)	174,000	16,704	1/17/47	(500 bp) —	(15,230)
					Monthly
CMBX NA BB.9 Index	(18,626)	117,000	11,852	9/17/58	(500 bp) —	(6,887)
					Monthly
CMBX NA BB.9 Index	(8,945)	56,000	5,673	9/17/58	(500 bp) —	(3,327)
					Monthly
CMBX NA BB.9 Index	(8,847)	56,000	5,673	9/17/58	(500 bp) —	(3,229)
					Monthly
JPMorgan Securities LLC
CMBX NA BB.6 Index	(84,642)	602,000	115,885	5/11/63	(500 bp) —	30,658
					Monthly
CMBX NA BB.6 Index	(62,055)	428,000	82,390	5/11/63	(500 bp) —	19,919
					Monthly
CMBX NA BB.6 Index	(26,464)	184,000	35,420	5/11/63	(500 bp) —	8,777
					Monthly
CMBX NA BB.6 Index	(133)	1,000	193	5/11/63	(500 bp) —	59
					Monthly
CMBX NA BB.7 Index	(611,738)	4,834,000	464,064	1/17/47	(500 bp) —	(152,373)
					Monthly

Premier Income Trust 89

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 7/31/19 cont.
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt *	(paid)**	amount	Value	date	by fund	(depreciation)
JPMorgan Securities LLC cont.
CMBX NA BB.9 Index	$(39,347)	$278,000	$28,161	9/17/58	(500 bp) —	$(11,456)
					Monthly
CMBX NA BB.9 Index	(26,674)	169,000	17,120	9/17/58	(500 bp) —	(9,719)
					Monthly
CMBX NA BB.9 Index	(19,207)	136,000	13,777	9/17/58	(500 bp) —	(5,563)
					Monthly
CMBX NA BB.9 Index	(13,261)	85,000	8,611	9/17/58	(500 bp) —	(4,733)
					Monthly
CMBX NA BB.9 Index	(1,840)	12,000	1,216	9/17/58	(500 bp) —	(636)
					Monthly
CMBX NA BBB–.7 Index	(138,115)	3,640,000	85,176	1/17/47	(300 bp) —	(55,062)
					Monthly
CMBX NA BBB–.7 Index	(35,762)	756,000	17,690	1/17/47	(300 bp) —	(18,512)
					Monthly
CMBX NA BBB–.7 Index	(11,036)	304,000	7,114	1/17/47	(300 bp) —	(4,099)
					Monthly
Merrill Lynch International
CMBX NA BB.10 Index	(30,774)	292,000	25,521	11/17/59	(500 bp) —	(5,537)
					Monthly
CMBX NA BB.10 Index	(34,710)	292,000	25,521	11/17/59	(500 bp) —	(9,473)
					Monthly
CMBX NA BB.7 Index	(29,492)	170,000	16,320	1/17/47	(500 bp) —	(13,337)
					Monthly
CMBX NA BB.9 Index	(225,066)	2,199,000	222,759	9/17/58	(500 bp) —	(4,445)
					Monthly
CMBX NA BBB–.7 Index	(75,310)	919,000	21,505	1/17/47	(300 bp) —	(54,341)
					Monthly
Morgan Stanley & Co. International PLC
CMBX NA BBB–.7 Index	(34,235)	336,000	7,862	1/17/47	(300 bp) —	(26,569)
					Monthly
CMBX NA BB.10 Index	(30,624)	292,000	25,521	11/17/59	(500 bp) —	(5,387)
					Monthly
CMBX NA BB.7 Index	(166,515)	828,000	79,488	1/17/47	(500 bp) —	(87,832)
					Monthly
CMBX NA BB.7 Index	(142,886)	741,000	71,136	1/17/47	(500 bp) —	(72,471)
					Monthly
CMBX NA BB.7 Index	(131,385)	651,000	62,496	1/17/47	(500 bp) —	(69,522)
					Monthly
CMBX NA BB.7 Index	(57,259)	306,000	29,376	1/17/47	(500 bp) —	(28,181)
					Monthly
CMBX NA BB.9 Index	(29,533)	205,000	20,767	9/17/58	(500 bp) —	(8,966)
					Monthly
CMBX NA BB.9 Index	(22,495)	169,000	17,120	9/17/58	(500 bp) —	(5,540)
					Monthly
CMBX NA BB.9 Index	(22,550)	166,000	16,816	9/17/58	(500 bp) —	(5,895)
					Monthly

90 Premier Income Trust

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 7/31/19 cont.
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt *	(paid)**	amount	Value	date	by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
CMBX NA BB.9 Index	$(24,292)	$161,000	$16,309	9/17/58	(500 bp) —	$(8,140)
					Monthly
CMBX NA BB.9 Index	(22,012)	161,000	16,309	9/17/58	(500 bp) —	(5,860)
					Monthly
CMBX NA BB.9 Index	(17,446)	116,000	11,751	9/17/58	(500 bp) —	(5,808)
					Monthly
CMBX NA BB.9 Index	(15,719)	101,000	10,231	9/17/58	(500 bp) —	(5,585)
					Monthly
CMBX NA BB.9 Index	(11,806)	78,000	7,901	9/17/58	(500 bp) —	(3,981)
					Monthly
CMBX NA BB.9 Index	(11,806)	78,000	7,901	9/17/58	(500 bp) —	(3,981)
					Monthly
CMBX NA BBB–.7 Index	(30,222)	476,000	11,138	1/17/47	(300 bp) —	(19,361)
					Monthly
Upfront premium received	—	Unrealized appreciation				524,713
Upfront premium (paid)	(4,258,846)	Unrealized (depreciation)				(1,263,775)
Total	$(4,258,846)	Total				$(739,062)

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 7/31/19
	Upfront
	premium			Termi-	Payments
Referenced	received	Notional		nation	(paid)	Unrealized
debt*	(paid)**	amount	Value	date	by fund	depreciation
NA HY Series 32	$1,262,808	$20,948,400	$1,549,993	6/20/24	(500 bp) —	$(409,384)
Index					Quarterly
Total	$1,262,808					$(409,384)

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Premier Income Trust 91

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks * :
Capital goods	$2,273	$—	$—
Consumer cyclicals	333,397	51,130	—
Energy	—	82	8,747
Health care	14,252	—	—
Technology	168,644	—	—
Utilities and power	—	16,226	163,236
Total common stocks	518,566	67,438	171,983
Asset-backed securities	—	4,887,227	3,492,000
Convertible bonds and notes	—	21,609,537	—
Convertible preferred stocks	—	—	6,400
Corporate bonds and notes	—	137,355,340	313
Foreign government and agency bonds and notes	—	71,820,670	—
Mortgage-backed securities	—	245,661,062	170,800
Preferred stocks	—	428,745	—
Purchased options outstanding	—	401,340	—
Purchased swap options outstanding	—	25,240,607	—
Senior loans	—	16,882,107	—
U.S. government and agency mortgage obligations	—	308,359,088	—
U.S. treasury obligations	—	2,382,895	—
Short-term investments	45,852,406	17,287,566	—
Totals by level	$46,370,972	$852,383,622	$3,841,496

		Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$4,179	$—
Futures contracts	(158,519)	—	—
Written options outstanding	—	(303,115)	—
Written swap options outstanding	—	(18,345,494)	—
Forward premium swap option contracts	—	181,481	—
TBA sale commitments	—	(39,762,892)	—
Interest rate swap contracts	—	8,318,987	—
Total return swap contracts	—	(101,389)	—
Credit default contracts	—	(11,214,044)	—
Totals by level	$(158,519)	$(61,222,287)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund’s portfolio presentation.

At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund’s net assets and were not considered a significant portion of the fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

92 Premier Income Trust

Statement of assets and liabilities 7/31/19
ASSETS
Investment in securities, at value (Notes 1 and 9):
Unaffiliated issuers (identified cost $850,938,101)	$860,485,684
Affiliated issuers (identified cost $42,110,406) (Notes 1 and 5)	42,110,406
Cash	232,180
Foreign currency (cost $124,858) (Note 1)	114,421
Dividends, interest and other receivables	6,516,476
Receivable for investments sold	3,882,607
Receivable for sales of delayed delivery securities (Note 1)	2,824,977
Receivable for sales of TBA securities (Note 1)	8,372,000
Receivable for variation margin on futures contracts (Note 1)	107,762
Receivable for variation margin on centrally cleared swap contracts (Note 1)	3,634,811
Unrealized appreciation on forward premium swap option contracts (Note 1)	3,281,091
Unrealized appreciation on forward currency contracts (Note 1)	1,878,218
Unrealized appreciation on OTC swap contracts (Note 1)	4,844,467
Premium paid on OTC swap contracts (Note 1)	4,258,846
Prepaid assets	42,196
Total assets	942,586,142

LIABILITIES
Payable for investments purchased	9,720,250
Payable for purchases of delayed delivery securities (Note 1)	985,343
Payable for purchases of TBA securities (Note 1)	274,076,669
Payable for compensation of Manager (Note 2)	1,050,325
Payable for custodian fees (Note 2)	114,215
Payable for investor servicing fees (Note 2)	46,517
Payable for Trustee compensation and expenses (Note 2)	248,255
Payable for administrative services (Note 2)	2,118
Payable for variation margin on futures contracts (Note 1)	85,089
Payable for variation margin on centrally cleared swap contracts (Note 1)	2,143,823
Distributions payable to shareholders	3,618,404
Unrealized depreciation on OTC swap contracts (Note 1)	1,709,499
Premium received on OTC swap contracts (Note 1)	16,905,063
Unrealized depreciation on forward currency contracts (Note 1)	1,874,039
Unrealized depreciation on forward premium swap option contracts (Note 1)	3,099,610
Written options outstanding, at value (premiums $14,059,499) (Note 1)	18,648,609
TBA sale commitments, at value (proceeds receivable $39,686,758) (Note 1)	39,762,892
Collateral on certain derivative contracts and TBA commitments, at value (Notes 1 and 9)	6,136,099
Other accrued expenses	295,118
Total liabilities	380,521,937

Net assets	$562,064,205

(Continued on next page)

Premier Income Trust 93

Statement of assets and liabilities cont.
REPRESENTED BY
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$697,120,668
Total distributable earnings (Note 1)	(135,056,463)
Total — Representing net assets applicable to capital shares outstanding	$562,064,205

COMPUTATION OF NET ASSET VALUE
Net asset value per share
($562,064,205 divided by 103,365,372 shares)	$5.44

The accompanying notes are an integral part of these financial statements.

94 Premier Income Trust

Statement of operations Year ended 7/31/19
INVESTMENT INCOME
Interest (net of foreign tax of $1,977) (including interest income of $804,041 from investments
in affiliated issuers) (Note 5)	$33,061,220
Dividends	36,098
Total investment income	33,097,318

EXPENSES
Compensation of Manager (Note 2)	4,162,835
Investor servicing fees (Note 2)	282,382
Custodian fees (Note 2)	127,756
Trustee compensation and expenses (Note 2)	24,684
Administrative services (Note 2)	16,982
Other	622,938
Total expenses	5,237,577
Expense reduction (Note 2)	(4,666)
Net expenses	5,232,911

Net investment income	27,864,407

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Securities from unaffiliated issuers (net of foreign tax of $14,976) (Notes 1 and 3)	(16,012,959)
Foreign currency transactions (Note 1)	1,801
Forward currency contracts (Note 1)	53,293
Futures contracts (Note 1)	(307,476)
Swap contracts (Note 1)	(12,379,344)
Written options (Note 1)	9,288,741
Total net realized loss	(19,355,944)
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers and TBA sale commitments	12,997,336
Assets and liabilities in foreign currencies	1,480
Forward currency contracts	(627,996)
Futures contracts	(208,916)
Swap contracts	8,406,972
Written options	(6,934,502)
Total change in net unrealized appreciation	13,634,374

Net loss on investments	(5,721,570)

Net increase in net assets resulting from operations	$22,142,837

The accompanying notes are an integral part of these financial statements.

Premier Income Trust 95

Statement of changes in net assets
DECREASE IN NET ASSETS	Year ended 7/31/19	Year ended 7/31/18
Operations
Net investment income	$27,864,407	$33,087,969
Net realized gain (loss) on investments
and foreign currency transactions	(19,355,944)	9,329,083
Change in net unrealized appreciation (depreciation)
of investments and assets and liabilities
in foreign currencies	13,634,374	(6,476,383)
Net increase in net assets resulting from operations	22,142,837	35,940,669
Distributions to shareholders (Note 1):
From ordinary income
Net investment income	(40,044,270)	(33,366,624)
Decrease from capital share transactions (Note 4)	(16,176,164)	(3,073,232)
Total decrease in net assets	(34,077,597)	(499,187)

NET ASSETS
Beginning of year	596,141,802	596,640,989
End of year (Note 1)	$562,064,205	$596,141,802

NUMBER OF FUND SHARES
Shares outstanding at beginning of year	106,664,383	107,254,321
Shares repurchased (Note 4)	(3,299,011)	(589,938)
Shares outstanding at end of year	103,365,372	106,664,383

The accompanying notes are an integral part of these financial statements.

96 Premier Income Trust

Financial highlights (For a common share outstanding throughout the period)
PER-SHARE OPERATING PERFORMANCE
			Year ended
	7/31/19	7/31/18	7/31/17	7/31/16	7/31/15
Net asset value, beginning of period	$5.59	$5.56	$5.28	$5.72	$6.20
Investment operations:
Net investment income a	.27	.31	.28	.31	.28
Net realized and unrealized
gain (loss) on investments	(.05)	.03	.30	(.48)	(.49)
Total from investment operations	.22	.34	.58	(.17)	(.21)
Less distributions:
From net investment income	(.38)	(.31)	(.31)	(.31)	(.31)
From return of capital	—	—	—	—	—
Total distributions	(.38)	(.31)	(.31)	(.31)	(.31)
Increase from shares repurchased	.01	— [e]	.01	.04	.04
Net asset value, end of period	$5.44	$5.59	$5.56	$5.28	$5.72
Market price, end of period	$5.32	$5.25	$5.39	$4.72	$5.10
Total return at market price (%) b	9.18	3.26	21.30	(1.31)	(1.14)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
(in thousands)	$562,064	$596,142	$596,641	$577,236	$669,894
Ratio of expenses to average
net assets (%) c	.93	.92	.92	.91	.87
Ratio of net investment income
to average net assets (%)	4.94	5.53	5.20	5.75	4.74
Portfolio turnover (%) d	854	785	1,055	808	654

a Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment.

c Includes amounts paid through expense offset arrangements, if any (Note 2).

d Portfolio turnover includes TBA purchase and sale commitments.

e Amount represents less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

Premier Income Trust 97

Notes to financial statements 7/31/19

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from August 1, 2018 through July 31, 2019.

Putnam Premier Income Trust (the fund) is a Massachusetts business trust, which is registered under the Investment Company Act of 1940, as amended, as a non-diversified closed-end management investment company. The fund is currently operating as a diversified fund. In the future, the fund may operate as a non-diversified fund to the extent permitted by applicable law. Under current law, shareholder approval would be required before the fund could operate as a non-diversified fund. The goal of the fund is to seek high current income consistent with the preservation of capital by allocating its investments among the U.S. government sector, high yield sector and international sector of the fixed-income securities market.

The fund’s shares trade on a stock exchange at market prices, which may be lower than the fund’s net asset value.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, transfer agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the fund’s Amended and Restated Agreement and Declaration of Trust, any claims asserted against or on behalf of the Putnam Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected

98 Premier Income Trust

by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes and including amortization and accretion of premiums and discounts on debt securities, is recorded on the accrual basis. Dividend income, net of any applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

The fund may have earned certain fees in connection with its senior loan purchasing activities. These fees, if any, are treated as market discount and are amortized into income in the Statement of operations.

Securities purchased or sold on a forward commitment or delayed delivery basis may be settled at a future date beyond customary settlement time; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the fair value of the underlying securities or if the counterparty does not perform under the contract.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the

Premier Income Trust 99

fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Options contracts The fund uses options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures contracts The fund uses futures contracts for hedging treasury term structure risk and for yield curve positioning.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used for hedging currency exposures and to gain exposure to currencies.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund

100 Premier Income Trust

could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning, and for gaining exposure to rates in various countries.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, for gaining exposure to specific sectors, for hedging inflation, for gaining exposure to inflation.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and/or centrally cleared total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Premier Income Trust 101

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk, for gaining exposure to specific sectors.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

102 Premier Income Trust

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $8,532,606 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $9,105,166 and may include amounts related to unsettled agreements.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as

Premier Income Trust 103

either short-term or long-term capital losses. At July 31, 2019, the fund had the following capital loss carryovers available, to the extent allowed by the Code, to offset future net capital gain, if any:

	Loss carryover
Short-term	Long-term	Total
$89,953,634	$37,442,017	$127,395,651

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. Effective with the December 2018 distributions, the fund established targeted distribution rates, whose principal source of the distribution is ordinary income. However, the balance of the distribution, if any, comes first from capital gain and then will constitute a return of capital. A return of capital is not taxable; rather it reduces a shareholder’s tax basis in their shares of the fund. The fund may make return of capital distributions to achieve the targeted distribution rates. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include temporary and/or permanent differences from dividends payable, from defaulted bond interest, from income on swap contracts, from interest-only securities and from real estate mortgage investment conduits. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. At the close of the reporting period, the fund reclassified $1,149,834 to decrease distributions in excess of net investment income, $5,166 to increase paid-in capital and $1,155,000 to increase accumulated net realized loss.

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The tax basis components of distributable earnings and the federal tax cost as of the close of the reporting period were as follows:

Unrealized appreciation	$59,469,408
Unrealized depreciation	(68,502,832)
Net unrealized depreciation	(9,033,424)
Undistributed ordinary income	6,003,153
Capital loss carryforward	(127,395,651)
Cost for federal income tax purposes	$850,199,558

For the fiscal year ended July 31, 2018, the fund had undistributed net investment income of $9,486,864.

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management for management and investment advisory services quarterly based on the average net assets (including assets, but excluding liabilities, attributable to leverage for investment purposes) of the fund. The fee is based on the following annual rates:

	of the first $500 million of average		of the next $5 billion of average
0.750%	net assets,	0.480%	net assets,
	of the next $500 million of average		of the next $5 billion of average
0.650%	net assets,	0.470%	net assets,
	of the next $500 million of average		of the next $5 billion of average
0.600%	net assets,	0.460%	net assets,
	of the next $5 billion of average		of the next $5 billion of average
0.550%	net assets,	0.450%	net assets,
	of the next $5 billion of average		of the next $5 billion of average
0.525%	net assets,	0.440%	net assets,
	of the next $5 billion of average		of the next $8.5 billion of average net
0.505%	net assets,	0.430%	assets and
	of the next $5 billion of average	0.420%	of any excess thereafter.
0.490%	net assets,

104 Premier Income Trust

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.738% of the fund’s average net assets.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.40% of the average net assets (including assets, but excluding liabilities, attributable to leverage for investment purposes) of the portion of the fund managed by PIL.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. was paid a monthly fee for investor servicing at an annual rate of 0.05% of the fund’s average daily net assets. The amounts incurred for investor servicing agent functions during the reporting period are included in Investor servicing fees in the Statement of operations.

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $4,666 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $390, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities, including TBA commitments (Long-term)	$5,706,573,155	$5,503,531,784
U.S. government securities (Long-term)	—	—
Total	$5,706,573,155	$5,503,531,784

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Premier Income Trust 105

Note 4: Shares repurchased

In September 2018, the Trustees approved the renewal of the repurchase program to allow the fund to repurchase up to 10% of its outstanding common shares over the 12-month period ending October 9, 2019 (based on shares outstanding as of October 9, 2018). Prior to this renewal, the Trustees had approved a repurchase program to allow the fund to repurchase up to 10% of its outstanding common shares over the 12-month period ending October 9, 2018 (based on shares outstanding as of October 9, 2017). Repurchases are made when the fund’s shares are trading at less than net asset value and in accordance with procedures approved by the fund’s Trustees.

For the reporting period, the fund repurchased 3,299,011 common shares for an aggregate purchase price of $16,176,164 which reflects a weighted-average discount from net asset value per share of 8.25%. The weighted-average discount reflects the payment of commissions by the fund to execute repurchase trades.

For the previous fiscal year, the fund repurchased 589,938 common shares for an aggregate purchase price of $3,073,232, which reflected a weighted-average discount from net asset value per share of 7.41%. The weighted-average discount reflected the payment of commissions by the fund to execute repurchase trades.

At the close of the reporting period, Putnam Investments, LLC owned approximately 3,441 shares of the fund (less than 0.01% of the fund’s shares outstanding), valued at $18,719 based on net asset value.

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

					Shares
					outstanding
					and fair
	Fair value as	Purchase	Sale	Investment	value as
Name of affiliate	of 7/31/18	cost	proceeds	income	of 7/31/19
Short-term investments
Putnam Short Term
Investment Fund**	$58,463,800	$198,406,092	$214,759,486	$804,041	$42,110,406
Total Short-term
investments	$58,463,800	$198,406,092	$214,759,486	$804,041	$42,110,406

** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations.

The fund may invest in higher-yielding, lower-rated bonds that may have a higher rate of default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Note 7: Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

106 Premier Income Trust

Note 8: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Purchased TBA commitment option contracts (contract amount)	$277,000,000
Purchased currency option contracts (contract amount)	$50,300,000
Purchased swap option contracts (contract amount)	$1,822,400,000
Written TBA commitment option contracts (contract amount)	$395,800,000
Written currency option contracts (contract amount)	$31,000,000
Written swap option contracts (contract amount)	$1,474,500,000
Futures contracts (number of contracts)	700
Forward currency contracts (contract amount)	$450,600,000
OTC interest rate swap contracts (notional)	$4,200,000
Centrally cleared interest rate swap contracts (notional)	$3,045,800,000
OTC total return swap contracts (notional)	$53,900,000
Centrally cleared total return swap contracts (notional)	$260,800,000
OTC credit default contracts (notional)	$186,100,000
Centrally cleared credit default contracts (notional)	$19,600,000
Warrants (number of warrants)	4,000

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period
	ASSET DERIVATIVES		LIABILITY DERIVATIVES
Derivatives not
accounted for as	Statement of		Statement of
hedging instruments	assets and		assets and
under ASC 815	liabilities location	Fair value	liabilities location	Fair value
Payables, Net assets —
Credit contracts	Receivables	$3,519,802	Unrealized depreciation	$14,733,846*
Foreign exchange	Investments,
contracts	Receivables	1,968,066	Payables	1,884,794
Investments,
Receivables, Net
	assets — Unrealized		Payables, Net assets —
Interest rate contracts	appreciation	54,097,637*	Unrealized depreciation	38,942,832*
Total		$59,585,505		$55,561,472

* Includes cumulative appreciation/depreciation of futures contracts and/or centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

Premier Income Trust 107

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments
Derivatives not
accounted for as
hedging				Forward
instruments under				currency
ASC 815	Warrants	Options	Futures	contracts	Swaps	Total
Credit contracts	$—	$—	$—	$—	$1,706,332	$1,706,332
Foreign exchange
contracts	—	13,796	—	53,293	—	$67,089
Equity contracts	101	—	—	—	—	$101
Interest rate
contracts	—	827,955	(307,476)	—	(14,085,676)	$(13,565,197)
Total	$101	$841,751	$(307,476)	$53,293	$(12,379,344)	$(11,791,675)

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss)
on investments
Derivatives not
accounted for as
hedging				Forward
instruments under				currency
ASC 815	Warrants	Options	Futures	contracts	Swaps	Total
Credit contracts	$—	$—	$—	$—	$1,869,089	$1,869,089
Foreign exchange
contracts	—	(27,742)	—	(627,996)	—	$(655,738)
Equity contracts	(741)	—	—	—	—	$(741)
Interest rate
contracts	—	3,428,495	(208,916)	—	6,537,883	$9,757,462
Total	$(741)	$3,400,753	$(208,916)	$(627,996)	$8,406,972	$10,970,072

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Premier Income Trust 109

Note 9: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	Citibank, N.A.	Citigroup Global Markets, Inc.	Credit Suisse International	Deutsche BankAG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch International	Morgan Stanley & Co. International PLC	NatWest Markets PLC	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total
Assets:
Centrally cleared interest rate
swap contracts§	$—	$—	$3,278,645	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$3,278,645
OTC Total return swap contracts*#	—	90,997	—	13,096	—	15,223	—	24,477	—	1,495	78,530	—	—	—	—	—	—	223,818
Centrally cleared total return
swap contracts§	—	—	262,654	—	—	—	—	—	—	—	—	—	—	—	—	—	—	262,654
OTC Credit default contracts —
protection sold *#	—	—	—	—	—	—	—	—	—	—	—	—	9	—	—	—	—	9
OTC Credit default contracts —
protection purchased*#	—	—	—	—	600,528	904,138	—	431,668	—	—	867,534	308,219	407,706	—	—	—	—	3,519,793
Centrally cleared credit default contracts§	—	—	93,512	—	—	—	—	—	—	—	—	—	—	—	—	—	—	93,512
Futures contracts§	—	—	—	—	—	—	—	—	—	—	107,762	—	—	—	—	—	—	107,762
Forward currency contracts #	63,504	157,891	—	66,567	—	—	—	462,618	187,904	255,805	—	—	—	214,625	299,156	168,142	2,006	1,878,218
Forward premium swap option contracts #	1,145,413	232,880	—	278,166	—	—	—	262,399	—	763,034	—	—	599,199	—	—	—	—	3,281,091
Purchased swap options **#	2,029,810	—	—	—	—	—	—	1,179,243	—	14,697,592	—	—	7,297,313	—	—	36,649	—	25,240,607
Purchased options **#	—	—	—	—	—	—	—	—	89,848	311,492	—	—	—	—	—	—	—	401,340
Total Assets	$3,238,727	$481,768	$3,634,811	$357,829	$600,528	$919,361	$—	$2,360,405	$277,752	$16,029,418	$1,053,826	$308,219	$8,304,227	$214,625	$299,156	$204,791	$2,006	$38,287,449
Liabilities:
Centrally cleared interest rate
swap contracts§	—	—	2,008,296	—	—	—	—	—	—	—	—	—	—	—	—	—	—	2,008,296
OTC Total return swap contracts*#	—	33,904	—	—	—	23,290	1,713	91,644	—	29,475	13,189	—	—	—	—	—	—	193,215
Centrally cleared total return
swap contracts§	—	—	135,527	—	—	—	—	—	—	—	—	—	—	—	—	—	—	135,527
OTC Credit default contracts —
protection sold *#	167,403	—	—	—	1,119,332	2,984,740	—	2,025,202	—	—	4,378,160	392,414	1,994,394	—	—	—	—	13,061,645
OTC Credit default contracts —
protection purchased*#	—	—	—	—	9	—	—	—	—	—	—	—	—	—	—	—	—	9
Centrally cleared credit default contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Futures contracts§	—	—	—	—	—	—	—	—	—	—	85,089	—	—	—	—	—	—	85,089
Forward currency contracts #	380,798	124,638	—	248,600	—	3,047	—	171,268	159,221	9,448	—	—	—	246,658	295,076	111,038	124,247	1,874,039
Forward premium swap option contracts #	567,919	117,946	—	332,104	—	—	—	298,460	—	1,345,346	—	—	437,835	—	—	—	—	3,099,610
Written swap options #	—	—	—	—	—	—	—	1,000,291	—	10,660,785	—	—	6,659,273	—	—	25,145	—	18,345,494
Written options #	—	—	—	—	—	—	—	—	10,755	292,360	—	—	—	—	—	—	—	303,115
Total Liabilities	$1,116,120	$276,488	$2,143,823	$580,704	$1,119,341	$3,011,077	$1,713	$3,586,865	$169,976	$12,337,414	$4,476,438	$392,414	$9,091,502	$246,658	$295,076	$136,183	$124,247	$39,106,039
Total Financial and Derivative
Net Assets	$2,122,607	$205,280	$1,490,988	$(222,875)	$(518,813)	$(2,091,716)	$(1,713)	$(1,226,460)	$107,776	$3,692,004	$(3,422,612)	$(84,195)	$(787,275)	$(32,033)	$4,080	$68,608	$(122,241)	$(818,590)

110 Premier Income Trust	Premier Income Trust 111

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	Citibank, N.A.	Citigroup Global Markets, Inc.	Credit Suisse International	Deutsche BankAG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch International	Morgan Stanley & Co. International PLC	NatWest Markets PLC	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total
Total collateral received (pledged)†##	$2,122,607	$205,280	$—	$(195,902)	$(513,524)	$(2,091,697)	$—	$(1,226,460)	$107,776	$3,268,000	$(3,422,612)	$—	$(787,275)	$—	$(89,937)	$(19,994)	$—
Net amount	$—	$—	$1,490,988	$(26,973)	$(5,289)	$(19)	$(1,713)	$—	$—	$424,004	$—	$(84,195)	$—	$(32,033)	$94,017	$88,602	$(122,241)
Controlled collateral received (including
TBA commitments)**	$2,279,337	$260,000	$—	$—	$—	$—	$—	$—	$114,762	$3,268,000	$214,000	$—	$—	$—	$—	$—	$—	$6,136,099
Uncontrolled collateral received	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Collateral (pledged) (including
TBA commitments)**	$—	$—	$—	$(195,902)	$(513,524)	$(2,091,697)	$—	$(1,330,938)	$—	$—	$(3,925,725)	$—	$(937,449)	$—	$(89,937)	$(19,994)	$—	$(9,105,166)

* Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.

** Included with Investments in securities on the Statement of assets and liabilities.

† Additional collateral may be required from certain brokers based on individual agreements.

# Covered by master netting agreement (Note 1).

## Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§ Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio. Collateral pledged for initial margin on futures contracts and centrally cleared swap contracts, which is not included in the table above, amounted to $340,812 and $7,234,045, respectively.

Note 10: New accounting pronouncements

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017–08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310–20): Premium Amortization on Purchased Callable Debt Securities . The amendments in the ASU shorten the amortization period for certain callable debt securities held at a premium, to be amortized to the earliest call date. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying the provision.

Federal tax information (Unaudited)

For the reporting period, pursuant to §871(k) of the Internal Revenue Code, the fund hereby designates $25,742,012 of distributions paid as qualifying to be taxed as interest-related dividends, and no monies to be taxed as short-term capital gain dividends for nonresident alien shareholders.

The Form 1099 that will be mailed to you in January 2020 will show the tax status of all distributions paid to your account in calendar 2019.

Shareholder meeting results (Unaudited)

April 26, 2019 annual meeting

At the meeting, a proposal to fix the number of Trustees at 11 was approved as follows:

Votes for	Votes against	Abstentions
90,314,546	1,432,337	1,164,554

At the meeting, each of the nominees for Trustees was elected as follows:

	Votes for	Votes withheld
Liaquat Ahamed	90,799,933	2,911,529
Ravi Akhoury	90,788,151	2,923,311
Barbara M. Baumann	91,297,000	2,414,462
Katinka Domotorffy	90,997,123	2,714,339
Catherine Bond Hill	91,068,404	2,643,058
Paul L. Joskow	90,797,953	2,913,509
Kenneth R. Leibler	90,886,331	2,825,131
Robert E. Patterson	90,654,358	3,057,104
George Putnam, III	90,743,552	2,967,910
Robert L. Reynolds	91,171,694	2,539,768
Manoj Singh	90,971,258	2,740,204

All tabulations are rounded to the nearest whole number.

112 Premier Income Trust	Premier Income Trust 113

About the Trustees

INDEPENDENT TRUSTEES

Liaquat Ahamed
Born 1952, Trustee since 2012
Principal occupations during past five years: Pulitzer Prize-winning author of *Lords of Finance: The Bankers Who Broke the World*, whose articles on economics have appeared in such publications as the *New York Times*, *Foreign Affairs*, and the *Financial Times*. Trustee of the Brookings Institution.

Other directorships: The Rohatyn Group, an emerging-market fund complex that manages money for institutions

Ravi Akhoury
Born 1947, Trustee since 2009
Principal occupations during past five years: Trustee of the Rubin Museum. From 1992 to 2007, was Chairman and CEO of MacKay Shields, a multi-product investment management firm.

Other directorships: English Helper, Inc., a private software company

Barbara M. Baumann
Born 1955, Trustee since 2010
Principal occupations during past five years: President and Owner of Cross Creek Energy Corporation, a strategic consultant to domestic energy firms and direct investor in energy projects. Current Treasurer of the Board and Chair of the Finance Committee, The Denver Foundation. Member of the Finance Committee, the Children's Hospital of Colorado. Senior Advisor to First Reserve, an energy and private equity firm.

Other directorships: Buckeye Partners, L.P., a publicly traded master limited partnership focused on pipeline transport, storage, and distribution of petroleum products; Devon Energy Corporation, an independent natural gas and oil exploration and production company

Katinka Domotorffy
Born 1975, Trustee since 2012
Principal occupations during past five years: Voting member of the Investment Committees of the Anne Ray Charitable Trust and Margaret A. Cargill Foundation, part of the Margaret A. Cargill Philanthropies. Until 2011, Partner, Chief Investment Officer, and Global Head of Quantitative Investment Strategies at Goldman Sachs Asset Management.

Other directorships: Great Lakes Science Center; College Now Greater Cleveland

Catharine Bond Hill
Born 1954, Trustee since 2017
Principal occupations during past five years: Managing Director of Ithaka S+R, a not-for-profit service that helps the academic community navigate economic and technological change. From 2006 to 2016, served as the 10th President of Vassar College. Prior to 2006, was Provost of Williams College.

Other directorships: Director of Yale-NUS College; Alumni Fellow to the Yale Corporation

Dr. Paul L. Joskow
Born 1947, Trustee since 1997
Principal occupations during past five years: Elizabeth and James Killian Professor of Economics, Emeritus at the Massachusetts Institute of Technology (MIT). Head of the MIT Department of Economics from 1994 to 1998 and Director of the MIT Center for Energy and Environmental Policy Research from 1999 through 2007. From 2008 to 2017, President of the Alfred P. Sloan Foundation, a philanthropic institution focused primarily on research and education issues related to science, technology, and economic performance.

Other directorships: Yale University; Exelon Corporation, an energy company focused on power services; Member Emeritus of the Board of Advisors of the Boston Symphony Orchestra; Prior to April 2013, served as Director of TransCanada Corporation and TransCanada Pipelines Ltd., energy companies focused on natural gas transmission, oil pipelines and power services

114 Premier Income Trust

* Mr. Reynolds is an “interested person” (as defined in the Investment Company Act of 1940) of the fund and Putnam Investments. He is President and Chief Executive Officer of Putnam Investments, as well as the President of your fund and each of the other Putnam funds.

The address of each Trustee is 100 Federal Street, Boston, MA 02110.

As of July 31, 2019, there were 91 Putnam funds. All Trustees serve as Trustees of all Putnam funds.

Each Trustee serves for an indefinite term, until his or her resignation, retirement at age 75, removal, or death.

Premier Income Trust 115

Officers

In addition to Robert L. Reynolds, the other officers of the fund are shown below:

Robert T. Burns (Born 1961)	Richard T. Kircher (Born 1962)
Vice President and Chief Legal Officer	Vice President and BSA Compliance Officer
Since 2011	Since 2019
General Counsel, Putnam Investments,	Assistant Director, Operational Compliance, Putnam
Putnam Management, and Putnam Retail Management	Investments and Putnam Retail Management

James F. Clark (Born 1974)	Susan G. Malloy (Born 1957)
Vice President and Chief Compliance Officer	Vice President and Assistant Treasurer
Since 2016	Since 2007
Chief Compliance Officer and Chief Risk Officer,	Head of Accounting and Middle Office Services,
Putnam Investments and Chief Compliance Officer,	Putnam Investments and Putnam Management
Putnam Management
Denere P. Poulack (Born 1968)
Nancy E. Florek (Born 1957)	Assistant Vice President, Assistant Clerk,
Vice President, Director of Proxy Voting and Corporate	and Assistant Treasurer
Governance, Assistant Clerk, and Assistant Treasurer	Since 2004
Since 2000
Janet C. Smith (Born 1965)
Michael J. Higgins (Born 1976)	Vice President, Principal Financial Officer, Principal
Vice President, Treasurer, and Clerk	Accounting Officer, and Assistant Treasurer
Since 2010	Since 2007
Head of Fund Administration Services,
Jonathan S. Horwitz (Born 1955)	Putnam Investments and Putnam Management
Executive Vice President, Principal Executive Officer,
and Compliance Liaison	Mark C. Trenchard (Born 1962)
Since 2004	Vice President
Since 2002
Director of Operational Compliance, Putnam
Investments and Putnam Retail Management

The principal occupations of the officers for the past five years have been with the employers as shown above, although in some cases they have held different positions with such employers. The address of each officer is 100 Federal Street, Boston, MA 02110.

116 Premier Income Trust

Fund information

Founded over 80 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We manage funds across income, value, blend, growth, sustainable, asset allocation, absolute return, and global sector categories.

Investment Manager	Trustees	Michael J. Higgins
Putnam Investment	Kenneth R. Leibler, Chair	Vice President, Treasurer,
Management, LLC	Liaquat Ahamed	and Clerk
100 Federal Street	Ravi Akhoury
Boston, MA 02110	Barbara M. Baumann	Jonathan S. Horwitz
	Katinka Domotorffy	Executive Vice President,
Investment Sub-Advisor	Catharine Bond Hill	Principal Executive Officer,
Putnam Investments Limited	Paul L. Joskow	and Compliance Liaison
16 St James’s Street	Robert E. Patterson
London, England SW1A 1ER	George Putnam, III	Richard T. Kircher
	Robert L. Reynolds	Vice President and BSA
Marketing Services	Manoj P. Singh	Compliance Officer
Putnam Retail Management
100 Federal Street	Officers	Susan G. Malloy
Boston, MA 02110	Robert L. Reynolds	Vice President and
	President	Assistant Treasurer
Custodian
State Street Bank	Robert T. Burns	Denere P. Poulack
and Trust Company	Vice President and	Assistant Vice President, Assistant
	Chief Legal Officer	Clerk, and Assistant Treasurer
Legal Counsel
Ropes & Gray LLP	James F. Clark	Janet C. Smith
	Vice President, Chief Compliance	Vice President,
Independent Registered Public	Officer, and Chief Risk Officer	Principal Financial Officer,
Accounting Firm		Principal Accounting Officer,
KPMG LLP	Nancy E. Florek	and Assistant Treasurer
Vice President, Director of
	Proxy Voting and Corporate	Mark C. Trenchard
	Governance, Assistant Clerk,	Vice President
and Assistant Treasurer

Call 1- 800-225-1581 Monday through Friday between 8:00 a.m. and 8:00 p.m. Eastern Time, or visit putnam.com anytime for up-to-date information about the fund’s NAV.

Putnam INVESTMENTS

100 Federal Street
Boston, MA 02110

1-800-225-1581
putnam.com

Electronic service requested

PRSRT STD
U.S. POSTAGE PAID
BROCKTON, MA
PERMIT NO. 600

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AN708 317869 9/19

Item 2. Code of Ethics:

(a) The Fund's principal executive, financial and accounting officers are employees of Putnam Investment Management, LLC, the Fund's investment manager. As such they are subject to a comprehensive Code of Ethics adopted and administered by Putnam Investments which is designed to protect the interests of the firm and its clients. The Fund has adopted a Code of Ethics which incorporates the Code of Ethics of Putnam Investments with respect to all of its officers and Trustees who are employees of Putnam Investment Management, LLC. For this reason, the Fund has not adopted a separate code of ethics governing its principal executive, financial and accounting officers.

(c) In February 2018, the Code of Ethics of Putnam Investments was amended. The key changes to the Code of Ethics are as follows: (i) Prohibition of investing in public coin offerings or token offerings, (ii) Removal of monetary fines as available sanctions for violations of the Code of Ethics, and (iii) Expanded definition of “Immediate Family Member”.

Item 3. Audit Committee Financial Expert:

The Funds' Audit, Compliance and Distributions Committee is comprised solely of Trustees who are “independent” (as such term has been defined by the Securities and Exchange Commission (“SEC”) in regulations implementing Section 407 of the Sarbanes-Oxley Act (the “Regulations”)). The Trustees believe that each of the members of the Audit, Compliance and Distributions Committee also possess a combination of knowledge and experience with respect to financial accounting matters, as well as other attributes, that qualify them for service on the Committee. In addition, the Trustees have determined that each of Mr. Patterson, Ms. Baumann and Mr. Singh qualifies as an “audit committee financial expert” (as such term has been defined by the Regulations) based on their review of his or her pertinent experience and education. The SEC has stated, and the funds' amended and restated agreement and Declaration of Trust provides, that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the Audit, Compliance and Distribution Committee and the Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services:

The following table presents fees billed in each of the last two fiscal years for services rendered to the fund by the fund's independent auditor:

Fiscal year ended	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees

July 31, 2019	$203,250	$ —	$7,555	$ —
July 31, 2018	$193,330	$ —	$7,405	$ —

For the fiscal years ended July 31, 2019 and July 31, 2018, the fund's independent auditor billed aggregate non-audit fees in the amounts of $7,555 and $7,405 respectively, to the fund, Putnam Management and any entity controlling, controlled by or under common control with Putnam Management that provides ongoing services to the fund.

Audit Fees represent fees billed for the fund's last two fiscal years relating to the audit and review of the financial statements included in annual reports and registration statements, and other services that are normally provided in connection with statutory and regulatory filings or engagements.

Audit-Related Fees represent fees billed in the fund's last two fiscal years for services traditionally performed by the fund's auditor, including accounting consultation for proposed transactions or concerning financial accounting and reporting standards and other audit or attest services not required by statute or regulation.

Tax Fees represent fees billed in the fund's last two fiscal years for tax compliance, tax planning and tax advice services. Tax planning and tax advice services include assistance with tax audits, employee benefit plans and requests for rulings or technical advice from taxing authorities.

Pre-Approval Policies of the Audit, Compliance and Distributions Committee. The Audit, Compliance and Distributions Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds' independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit, Compliance and Distributions Committee also has adopted a policy to pre-approve the engagement by Putnam Management and certain of its affiliates of the funds' independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by Putnam Management or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

The following table presents fees billed by the fund's independent auditor for services required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2–01 of Regulation S-X.

Fiscal year ended	Audit-Related Fees	Tax Fees	All Other Fees	Total Non-Audit Fees

July 31, 2019	$ —	$ —	$ —	$ —
July 31, 2018	$ —	$ —	$ —	$ —

Item 5. Audit Committee of Listed Registrants

(a) The fund has a separately-designated Audit, Compliance and Distributions Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The Audit, Compliance and Distribution Committee of the fund's Board of Trustees is composed of the following persons:

Ravi Akhoury

Robert E. Patterson

Barbara M. Baumann

Katinka Domotorffy

Manoj P. Singh

(b) Not applicable

Item 6. Schedule of Investments:

The registrant's schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Proxy voting guidelines of The Putnam Funds

The proxy voting guidelines below summarize the funds' positions on various issues of concern to investors, and give a general indication of how fund portfolio securities will be voted on proposals dealing with particular issues. The funds' proxy voting service is instructed to vote all proxies relating to fund portfolio securities in accordance with these guidelines, except as otherwise instructed by the Director of Proxy Voting and Corporate Governance (“Proxy Voting Director”), a member of the Office of the Trustees who is appointed to assist in the coordination and voting of the funds' proxies.

The proxy voting guidelines are just that — guidelines. The guidelines are not exhaustive and do not address all potential voting issues. Because the circumstances of individual companies are so varied, there may be instances when the funds do not vote in strict adherence to these guidelines. For example, the proxy voting service is expected to bring to the Proxy Voting Director's attention proxy questions that are company-specific and of a non-routine nature and that, even if covered by the guidelines, may be more appropriately handled on a case-by-case basis. In addition, in interpreting the funds' proxy voting guidelines, the Trustees of The Putnam Funds are mindful of emerging best practices in the areas of corporate governance, environmental stewardship and sustainability, and social responsibility. Recognizing that these matters may, in some instances, bear on investment performance, they may from time to time be considerations in the funds' voting decisions.

Similarly, Putnam Management's investment professionals, as part of their ongoing review and analysis of all fund portfolio holdings, are responsible for monitoring significant corporate developments, including proxy proposals submitted to shareholders, and notifying the Proxy Voting Director of circumstances where the interests of fund shareholders may warrant a vote contrary to these guidelines. In such instances, the investment professionals submit a written recommendation to the Proxy Voting Director and the person or persons designated by Putnam Management's Legal and Compliance Department to assist in processing referral items under the funds' “Proxy Voting Procedures.” The Proxy Voting Director, in consultation with a senior member of the Office of the Trustees and/or the Chair of the Board Policy and Nominating Committee, as appropriate, will determine how the funds' proxies will be voted. When indicated, the Chair of the Board Policy and Nominating Committee may consult with other members of the Committee or the full Board of Trustees.

The following guidelines are grouped according to the types of proposals generally presented to shareholders. Part I deals with proposals submitted by management and approved and recommended by a company's board of directors. Part II deals with proposals submitted by shareholders. Part III addresses unique considerations pertaining to non-U.S. issuers.

The Trustees of The Putnam Funds are committed to promoting strong corporate governance practices and encouraging corporate actions that enhance shareholder value through the judicious voting of the funds' proxies. It is the funds' policy to vote their proxies at all shareholder meetings where it is practicable to do so. In furtherance of this, the funds' have requested that their securities lending agent recall each domestic issuer's voting securities that are on loan, in advance of the record date for the issuer's shareholder meetings, so that the funds may vote at the meetings.

The Putnam funds will disclose their proxy votes not later than August 31 of each year for the most recent 12-month period ended June 30, in accordance with the timetable established by SEC rules.

I. BOARD-APPROVED PROPOSALS[1]

The vast majority of matters presented to shareholders for a vote involve proposals made by a company itself (sometimes referred to as “management proposals”), which have been approved and recommended by its board of directors. In view of the enhanced corporate governance practices currently being implemented in public companies and of the funds' intent to hold corporate boards accountable for their actions in promoting shareholder interests, the funds' proxies generally will be voted for the decisions reached by majority independent boards of directors, except as otherwise indicated in these guidelines. Accordingly, the funds' proxies will be voted for board-approved proposals, except as follows:

[1] The guidelines in this section apply to proposals at U.S. companies. Please refer to Section III, Voting Shares of Non-U.S. Issuers, for additional guidelines applicable to proposals at non-U.S. companies.
Matters relating to the Board of Directors

Uncontested Election of Directors

The funds' proxies will be voted for the election of a company's nominees for the board of directors, except as follows:

►	The funds will withhold votes from the entire board of directors if

•	the board does not have a majority of independent directors,

•	the board has not established independent nominating, audit, and compensation committees,

•	the board has more than 19 members or fewer than five members, absent special circumstances,

•	the board has not acted to implement a policy requested in a shareholder proposal that received the support of a majority of the shares of the company cast at its previous two annual meetings, or

•	the board has adopted or renewed a shareholder rights plan (commonly referred to as a “poison pill”) without shareholder approval during the current or prior calendar year.

►	The funds will on a case-by-case basis withhold votes from the entire board of directors, or from particular directors as may be appropriate, if the board has approved compensation arrangements for one or more company executives that the funds determine are unreasonably excessive relative to the company's performance or has otherwise failed to observe good corporate governance practices.

►	In light of the funds' belief that companies benefit from diversity on the board, the funds will withhold votes from the chair of the nominating committee if there are no women on the board of directors.

►	The funds will withhold votes from any nominee for director:

•	who is considered an independent director by the company and who has received compensation within the last three years from the company other than for service as a director (e.g., investment banking, consulting, legal, or financial advisory fees),

•	who attends less than 75% of board and committee meetings without valid reasons for the absences (e.g., illness, personal emergency, etc.),

•	of a public company (Company A) who is employed as a senior executive of another company (Company B), if a director of Company B serves as a senior executive of Company A (commonly referred to as an “interlocking directorate”),

•	who serves on more than four unaffiliated public company boards (for the purpose of this guideline, boards of affiliated registered investment companies will count as one board),

•	who serves as an executive officer of any public company (“home company”) while serving on more than two public company boards other than the home company board (the funds will withhold votes from the nominee at each company where the funds are shareholders; in addition, if the funds are shareholders of the executive's home company, the funds will withhold votes from members of the home company's governance committee), or

•	who is a member of the governance or other responsible committee, if the company has adopted without shareholder approval a bylaw provision shifting legal fees and costs to unsuccessful plaintiffs in intra-corporate litigation.

Commentary:

Board independence: Unless otherwise indicated, for the purposes of determining whether a board has a majority of independent directors and independent nominating, audit, and compensation committees, an “independent director” is a director who (1) meets all requirements to serve as an independent director of a company under the NYSE Corporate Governance Rules (e.g., no material business relationships with the company and no present or recent employment relationship with the company including employment of an immediate family member as an executive officer), and (2) has not within the last three years accepted directly or indirectly any consulting, advisory, or other compensatory fee from the company other than in his or her capacity as a member of the board of directors or any board committee. The funds' Trustees believe that the recent (i.e., within the last three years) receipt of any amount of compensation for services other than service as a director raises significant independence issues.

Board size: The funds' Trustees believe that the size of the board of directors can have a direct impact on the ability of the board to govern effectively. Boards that have too many members can be unwieldy and ultimately inhibit their ability to oversee management performance. Boards that have too few members can stifle innovation and lead to excessive influence by management.

Board diversity: The funds' Trustees believe that a company benefits from diversity on the board, including diversity with respect to gender, ethnicity, race, and experience. The Trustees are sensitive to the need for a variety of backgrounds among board members to further creative and independent thought during board deliberations. The Trustees expect company boards to strive for diversity in membership and to clearly explain their efforts and goals in this regard.

Time commitment: Being a director of a company requires a significant time commitment to adequately prepare for and attend the company's board and committee meetings. Directors must be able to commit the time and attention necessary to perform their fiduciary duties in proper fashion, particularly in times of crisis. The funds' Trustees are concerned about over-committed directors. In some cases, directors may serve on too many boards to make a meaningful contribution. This may be particularly true for senior executives of public companies (or other directors with substantially full-time employment) who serve on more than a few outside boards. Generally, the funds withhold support from directors serving on more than four unaffiliated public company boards, although an exception may be made in the case of a director who represents an investing firm with the sole purpose of managing a portfolio of investments that includes the company. The funds also withhold support from directors who serve as executive officers at a public company and on the boards of more than two unaffiliated public companies. The funds may also withhold votes from such directors on a case-by-case basis where it appears that they may be unable to discharge their duties properly because of excessive commitments.

Interlocking directorships: The funds' Trustees believe that interlocking directorships are inconsistent with the degree of independence required for outside directors of public companies.

Corporate governance practices: Board independence depends not only on its members' individual relationships, but also on the board's overall attitude toward management and shareholders. Independent boards are committed to good corporate governance practices and, by providing objective independent judgment, enhancing shareholder value. The funds may withhold votes on a case-by-case basis from some or all directors who, through their lack of independence or otherwise, have failed to observe good corporate governance practices or, through specific corporate action, have demonstrated a disregard for the interests of shareholders. Such instances may include cases where a board of directors has approved compensation arrangements for one or more members of management that, in the judgment of the funds' Trustees, are excessive by reasonable corporate standards relative to the company's record of performance. It may also represent a disregard for the interests of shareholders if a board of directors fails to register an appropriate response when a director who fails to win the support of a majority of shareholders in an election (sometimes referred to as a “rejected director”) continues to serve on the board, or if a board of directors permits an executive to serve on an excessive number of public company boards. While the Trustees recognize that it may in some circumstances be appropriate for a rejected director to continue his or her service on the board, steps should be taken to address the concerns reflected by the shareholders' lack of support for the rejected director. Adopting a fee-shifting bylaw provision without shareholder approval, which may discourage legitimate shareholders lawsuits as well as frivolous ones, is another example of disregard for shareholder interests.

Contested Elections of Directors

►	The funds will vote on a case-by-case basis in contested elections of directors.

Classified Boards

►	The funds will vote against proposals to classify a board, absent special circumstances indicating that shareholder interests would be better served by this structure.

Commentary: Under a typical classified board structure, the directors are divided into three classes, with each class serving a three-year term. The classified board structure results in directors serving staggered terms, with usually only a third of the directors up for re-election at any given annual meeting. The funds' Trustees generally believe that it is appropriate for directors to stand for election each year, but recognize that, in special circumstances, shareholder interests may be better served under a classified board structure.

Other Board-Related Proposals

The funds will generally vote for proposals that have been approved by a majority independent board, and on a case-by-case basis on proposals that have been approved by a board that fails to meet the guidelines' basic independence standards (i.e., majority of independent directors and independent nominating, audit, and compensation committees).

Executive Compensation

The funds generally favor compensation programs that relate executive compensation to a company's long-term performance. The funds will vote on a case-by-case basis on board-approved proposals relating to executive compensation, except as follows:

►	Except where the funds are otherwise withholding votes for the entire board of directors, the funds will vote for stock option and restricted stock plans that will result in an average annual dilution of 1.67% or less (based on the disclosed term of the plan and including all equity-based plans).

►	The funds will vote against stock option and restricted stock plans that will result in an average annual dilution of greater than 1.67% (based on the disclosed term of the plan and including all equity-based plans).

►	The funds will vote against any stock option or restricted stock plan where the company's actual grants of stock options and restricted stock under all equity-based compensation plans during the prior three (3) fiscal years have resulted in an average annual dilution of greater than 1.67%.

►	The funds will vote against stock option plans that permit the replacing or repricing of underwater options (and against any proposal to authorize a replacement or repricing of underwater options).

►	The funds will vote against stock option plans that permit issuance of options with an exercise price below the stock's current market price.

►	Except where the funds are otherwise withholding votes for the entire board of directors, the funds will vote for an employee stock purchase plan that has the following features: (1) the shares purchased under the plan are acquired for no less than 85% of their market value; (2) the offering period under the plan is 27 months or less; and (3) dilution is 10% or less.

►	The funds will vote for proposals to approve a company's executive compensation program (i.e., “say on pay” proposals in which the company's board proposes that shareholders indicate their support for the company's compensation philosophy, policies, and practices), except that the funds will vote against the proposal if the company is assigned to the lowest category, through independent third party benchmarking performed by the funds' proxy voting service, for the correlation of the company's executive compensation program with its performance.

►	The funds will vote for bonus plans under which payments are treated as performance-based compensation that is deductible under Section 162(m) of the Internal Revenue Code of 1986, as amended, except that the funds will vote on a case-by-case basis if any of the following circumstances exist:

the amount per employee under the plan is unlimited, or

the plan's performance criteria is undisclosed, or

the company is assigned to the lowest category, through independent third party benchmarking performed by the funds' proxy voting service, for the correlation of the company's executive compensation program with its performance.

Commentary: Companies should have compensation programs that are reasonable and that align shareholder and management interests over the longer term. Further, disclosure of compensation programs should provide absolute transparency to shareholders regarding the sources and amounts of, and the factors influencing, executive compensation. Appropriately designed equity-based compensation plans can be an effective way to align the interests of long-term shareholders with the interests of management. However, the funds may vote against these or other executive compensation proposals on a case-by-case basis where compensation is excessive by reasonable corporate standards, where a company fails to provide transparent disclosure of executive compensation, or, in some instances, where independent third-party benchmarking indicates that compensation is inadequately correlated with performance, relative to peer companies. (Examples of excessive executive compensation may include, but are not limited to, equity incentive plans that exceed the dilution criteria noted above, excessive perquisites, performance-based compensation programs that do not properly correlate reward and performance, “golden parachutes” or other severance arrangements that present conflicts between management's interests and the interests of shareholders, and “golden coffins” or unearned death benefits.) In voting on a proposal relating to executive compensation, the funds will consider whether the proposal has been approved by an independent compensation committee of the board.

Capitalization

Many proxy proposals involve changes in a company's capitalization, including the authorization of additional stock, the issuance of stock, the repurchase of outstanding stock, or the approval of a stock split. The management of a company's capital structure involves a number of important issues, including cash flow, financing needs, and market conditions that are unique to the circumstances of the company. As a result, the funds will vote on a case-by-case basis on board-approved proposals involving changes to a company's capitalization, except that where the funds are not otherwise withholding votes from the entire board of directors:

►	The funds will vote for proposals relating to the authorization and issuance of additional common stock, except that the funds will evaluate such proposals on a case-by-case basis if they relate to a specific transaction or to common stock with special voting rights.

►	The funds will vote for proposals to effect stock splits (excluding reverse stock splits).

►	The funds will vote for proposals authorizing share repurchase programs.

Commentary: A company may decide to authorize additional shares of common stock for reasons relating to executive compensation or for routine business purposes. For the most part, these decisions are best left to the board of directors and senior management. The funds will vote on a case-by-case basis, however, on other proposals to change a company's capitalization, including the authorization of common stock with special voting rights, the authorization or issuance of common stock in connection with a specific transaction (e.g., an acquisition, merger or reorganization), or the authorization or issuance of preferred stock. Actions such as these involve a number of considerations that may affect a shareholder's investment and that warrant a case-by-case determination. One such consideration is the funds' belief that, as a general matter, common shareholders should have equal voting rights.

Acquisitions, Mergers, Reincorporations, Reorganizations and Other Transactions

Shareholders may be confronted with a number of different types of transactions, including acquisitions, mergers, reorganizations involving business combinations, liquidations, and the sale of all or substantially all of a company's assets, which may require their consent. Voting on such proposals involves considerations unique to each transaction. As a result, the funds will vote on a case-by-case basis on board-approved proposals to effect these types of transactions, except as follows:

►	The funds will vote for mergers and reorganizations involving business combinations designed solely to reincorporate a company in Delaware.

Commentary: A company may reincorporate into another state through a merger or reorganization by setting up a “shell” company in a different state and then merging the company into the new company. While reincorporation into states with extensive and established corporate laws — notably Delaware — provides companies and shareholders with a more well-defined legal framework, shareholders must carefully consider the reasons for a reincorporation into another jurisdiction, including especially an offshore jurisdiction.

Anti-Takeover Measures

Some proxy proposals involve efforts by management to make it more difficult for an outside party to take control of the company without the approval of the company's board of directors. These include the adoption of a shareholder rights plan, requiring supermajority voting on particular issues, the adoption of fair price provisions, the issuance of blank check preferred stock, and the creation of a separate class of stock with disparate voting rights. Such proposals may adversely affect shareholder rights, lead to management entrenchment, or create conflicts of interest. As a result, the funds will vote against board-approved proposals to adopt such anti-takeover measures, except as follows:

►	The funds will vote on a case-by-case basis on proposals to ratify or approve shareholder rights plans; and

►	The funds will vote on a case-by-case basis on proposals to adopt fair price provisions.

Commentary: The funds' Trustees recognize that poison pills and fair price provisions may enhance or protect shareholder value under certain circumstances, and accordingly the funds will consider proposals to approve such matters on a case-by-case basis.

Other Business Matters

Many proxies involve approval of routine business matters, such as changing a company's name, ratifying the appointment of auditors, and procedural matters relating to the shareholder meeting. For the most part, these routine matters do not materially affect shareholder interests and are best left to the board of directors and senior management of the company. The funds will vote for board-approved proposals approving such matters, except as follows:

►	The funds will vote on a case-by-case basis on proposals to amend a company's charter or bylaws (except for charter amendments necessary to effect stock splits, to change a company's name or to authorize additional shares of common stock).

►	The funds will vote against authorization to transact other unidentified, substantive business at the meeting.

►	The funds will vote on a case-by-case basis on proposals to ratify the selection of independent auditors if there is evidence that the audit firm's independence or the integrity of an audit is compromised.

►	The funds will vote on a case-by-case basis on board-approved proposals that conflict with shareholder proposals.

►	The funds will vote on a case-by-case basis on other business matters where the funds are otherwise withholding votes for the entire board of directors.

Commentary: Charter and bylaw amendments (for example, amendments implementing proxy access proposals), board-approved proposals that conflict with shareholder proposals, and the transaction of other unidentified, substantive business at a shareholder meeting may directly affect shareholder rights and have a significant impact on shareholder value. As a result, the funds do not view these items as routine business matters. Putnam Management's investment professionals and the funds' proxy voting service may also bring to the Proxy Voting Director's attention company-specific items that they believe to be non-routine and warranting special consideration. Under these circumstances, the funds will vote on a case-by-case basis.

The fund's proxy voting service may identify circumstances that call into question an audit firm's independence or the integrity of an audit. These circumstances may include recent material restatements of financials, unusual audit fees, egregious contractual relationships (including inappropriately one-sided dispute resolution procedures), and aggressive accounting policies. The funds will consider proposals to ratify the selection of auditors in these circumstances on a case-by-case basis. In all other cases, given the existence of rules that enhance the independence of audit committees and auditors by, for example, prohibiting auditors from performing a range of non-audit services for audit clients, the funds will vote for the ratification of independent auditors

II. SHAREHOLDER PROPOSALS

SEC regulations permit shareholders to submit proposals for inclusion in a company's proxy statement. These proposals generally seek to change some aspect of the company's corporate governance structure or to change some aspect of its business operations. The funds generally will vote in accordance with the recommendation of the company's board of directors on all shareholder proposals, except as follows:

►	The funds will vote on a case-by-case basis on shareholder proposals requiring that the chairman's position be filled by someone other than the chief executive officer.

►	The funds will vote for shareholder proposals asking that director nominees receive support from holders of a majority of votes cast or a majority of shares outstanding in order to be (re)elected.

►	The funds will vote for shareholder proposals to declassify a board, absent special circumstances which would indicate that shareholder interests are better served by a classified board structure.

►	The funds will vote for shareholder proposals to eliminate supermajority vote requirements in the company's charter documents.

►	The funds will vote for shareholder proposals to require shareholder approval of shareholder rights plans.

►	The funds will vote for shareholder proposals to amend a company's charter documents to permit shareholders to call special meetings, but only if both of the following conditions are met:

•	the proposed amendment limits the right to call special meetings to shareholders holding at least 15% of the company's outstanding shares, and

•	applicable state law does not otherwise provide shareholders with the right to call special meetings.

►	The funds will vote on a case-by-case basis on shareholder proposals relating to proxy access.

►	The funds will vote for shareholder proposals requiring companies to make cash payments under management severance agreements only if both of the following conditions are met:

•	the company undergoes a change in control, and

•	the change in control results in the termination of employment for the person receiving the severance payment.

►	The funds will vote for shareholder proposals requiring companies to accelerate vesting of equity awards under management severance agreements only if both of the following conditions are met:

•	the company undergoes a change in control, and

•	the change in control results in the termination of employment for the person receiving the severance payment.

►	The funds will vote on a case-by-case basis on shareholder proposals to limit a company's ability to make excise tax gross-up payments under management severance agreements as well as proposals to limit income or other tax gross-up payments.

►	The funds will vote on a case-by-case basis on shareholder proposals requesting that the board adopt a policy to recoup, in the event of a significant restatement of financial results or significant extraordinary write-off, to the fullest extent practicable, for the benefit of the company, all performance-based bonuses or awards that were paid to senior executives based on the company having met or exceeded specific performance targets to the extent that the specific performance targets were not, in fact, met.

►	The funds will vote for shareholder proposals calling for the company to obtain shareholder approval for any future golden coffins or unearned death benefits (payments or awards of unearned salary or bonus, accelerated vesting or the continuation of unvested equity awards, perquisites or other payments or awards in respect of an executive following his or her death), and for shareholder proposals calling for the company to cease providing golden coffins or unearned death benefits.

►	The funds will vote for shareholder proposals requiring a company to report on its executive retirement benefits (e.g., deferred compensation, split-dollar life insurance, SERPs and pension benefits).

►	The funds will vote for shareholder proposals requiring a company to disclose its relationships with executive compensation consultants (e.g., whether the company, the board or the compensation committee retained the consultant, the types of services provided by the consultant over the past five years, and a list of the consultant's clients on which any of the company's executives serve as a director).

►	The funds will vote on a case-by-case basis on shareholder proposals related to environmental and social initiatives.

►	The funds will vote for shareholder proposals that are consistent with the funds' proxy voting guidelines for board-approved proposals.

►	The funds will vote on a case-by-case basis on shareholder proposals that conflict with board-approved proposals.

►	The funds will vote on a case-by-case basis on other shareholder proposals where the funds are otherwise withholding votes for the entire board of directors.

Commentary: The funds' Trustees believe that effective corporate reforms should be promoted by holding boards of directors — and in particular their independent directors — accountable for their actions, rather than by imposing additional legal restrictions on board governance through piecemeal proposals. As stated above, the funds' Trustees believe that boards of directors and management are responsible for ensuring that their businesses are operating in accordance with high legal and ethical standards and should be held accountable for resulting corporate behavior. Accordingly, the funds will generally support the recommendations of boards that meet the basic independence and governance standards established in these guidelines. Where boards fail to meet these standards, the funds will generally evaluate shareholder proposals on a case-by-case basis.

There are some types of proposals that the funds will evaluate on a case-by-case basis in any event. For example, when shareholder proposals conflict with board-approved approvals, the funds will generally evaluate both proposals on a case-by-case basis, considering the materiality of the differences between the proposals, the benefits to shareholders from each proposal, and the strength of the company's corporate governance, among other factors, in determining which proposal to support. In addition, the funds will also consider proposals requiring that the chairman's position be filled by someone other than the company's chief executive officer on a case-by-case basis, recognizing that in some cases this separation may advance the company's corporate governance while in other cases it may be less necessary to the sound governance of the company. The funds will take into account the level of independent leadership on a company's board in evaluating these proposals.

However, the funds generally support shareholder proposals to implement majority voting for directors, observing that majority voting is an emerging standard intended to encourage directors to be attentive to shareholders' interests. The funds also generally support shareholder proposals to declassify a board, to eliminate supermajority vote requirements, or to require shareholder approval of shareholder rights plans. The funds' Trustees believe that these shareholder proposals further the goals of reducing management entrenchment and conflicts of interest, and aligning management's interests with shareholders' interests in evaluating proposed acquisitions of the company. The Trustees also believe that shareholder proposals to limit severance payments may further these goals in some instances. In general, the funds favor arrangements in which severance payments are made to an executive only when there is a change in control and the executive loses his or her job as a result. Arrangements in which an executive receives a payment upon a change of control even if the executive retains employment introduce potential conflicts of interest and may distract management focus from the long term success of the company.

In evaluating shareholder proposals that address severance payments, the funds distinguish between cash and equity payments. The funds generally do not favor cash payments to executives upon a change in control transaction if the executive retains employment. However, the funds recognize that accelerated vesting of equity incentives, even without termination of employment, may help to align management and shareholder interests in some instances, and will evaluate shareholder proposals addressing accelerated vesting of equity incentive payments on a case-by-case basis.

When severance payments exceed a certain amount based on the executive's previous compensation, the payments may be subject to an excise tax. Some compensation arrangements provide for full excise tax gross-ups, which means that the company pays the executive sufficient additional amounts to cover the cost of the excise tax. The funds are concerned that the benefits of providing full excise tax gross-ups to executives may be outweighed by the cost to the company of the gross-up payments. Accordingly, the funds will vote on a case-by-case basis on shareholder proposals to curtail excise tax gross-up payments. The funds generally favor arrangements in which severance payments do not trigger an excise tax or in which the company's obligations with respect to gross-up payments are limited in a reasonable manner.

The funds' Trustees believe that performance-based compensation can be an effective tool for aligning management and shareholder interests. However, to fulfill its purpose, performance compensation should only be paid to executives if the performance targets are actually met. A significant restatement of financial results or a significant extraordinary write-off may reveal that executives who were previously paid performance compensation did not actually deliver the required business performance to earn that compensation. In these circumstances, it may be appropriate for the company to recoup this performance compensation. The funds will consider on a case-by-case basis shareholder proposals requesting that the board adopt a policy to recoup, in the event of a significant restatement of financial results or significant extraordinary write-off, performance-based bonuses or awards paid to senior executives based on the company having met or exceeded specific performance targets to the extent that the specific performance targets were not, in fact, met. The funds do not believe that such a policy should necessarily disadvantage a company in recruiting executives, as executives should understand that they are only entitled to performance compensation based on the actual performance they deliver.

The funds' Trustees disfavor golden coffins or unearned death benefits, and the funds will generally support shareholder proposals to restrict or terminate these practices. The Trustees will also consider whether a company's overall compensation arrangements, taking all of the pertinent circumstances into account, constitute excessive compensation or otherwise reflect poorly on the corporate governance practices of the company. As the Trustees evaluate these matters, they will be mindful of evolving practices and legislation relevant to executive compensation and corporate governance.

The funds' Trustees recognize the importance of environmental and social responsibility. In evaluating shareholder proposals with respect to environmental and social initiatives (including initiatives related to climate change and gender pay equity), the funds will take into account the relevance of the proposal to the company's business and the practicality of implementing the proposal, including the impact on the company's business activities, operations, and stakeholders. With respect to shareholder proposals related to diversity initiatives, the funds will assess the proposals in a manner that is broadly consistent with the funds' approach to holding the board of directors directly accountable for diversity on the board.

The funds' Trustees also believe that shareholder proposals that are intended to increase transparency, particularly with respect to executive compensation, without establishing rigid restrictions upon a company's ability to attract and motivate talented executives, are generally beneficial to sound corporate governance without imposing undue burdens. The funds will generally support shareholder proposals calling for reasonable disclosure.

III. VOTING SHARES OF NON-U.S. ISSUERS

Many of the Putnam funds invest on a global basis, and, as a result, they may hold, and have an opportunity to vote, shares in non-U.S. issuers — i.e., issuers that are incorporated under the laws of foreign jurisdictions and whose shares are not listed on a U.S. securities exchange or the NASDAQ stock market.

In many non-U.S. markets, shareholders who vote proxies of a non-U.S. issuer are not able to trade in that company's stock on or around the shareholder meeting date. This practice is known as “share blocking.” In countries where share blocking is practiced, the funds will vote proxies only with direction from Putnam Management's investment professionals.

In addition, some non-U.S. markets require that a company's shares be re-registered out of the name of the local custodian or nominee into the name of the shareholder for the shareholder to be able to vote at the meeting. This practice is known as “share re-registration.” As a result, shareholders, including the funds, are not able to trade in that company's stock until the shares are re-registered back in the name of the local custodian or nominee following the meeting. In countries where share re-registration is practiced, the funds will generally not vote proxies.

Protection for shareholders of non-U.S. issuers may vary significantly from jurisdiction to jurisdiction. Laws governing non-U.S. issuers may, in some cases, provide substantially less protection for shareholders than do U.S. laws. As a result, the guidelines applicable to U.S. issuers, which are premised on the existence of a sound corporate governance and disclosure framework, may not be appropriate under some circumstances for non-U.S. issuers. However, the funds will vote proxies of non-U.S. issuers in accordance with the guidelines applicable to U.S. issuers except as follows:

Uncontested Board Elections

China, India, Indonesia, Philippines, Taiwan and Thailand

►	The funds will withhold votes from the entire board of directors if

•	fewer than one-third of the directors are independent directors, or

•	the board has not established audit, compensation and nominating committees each composed of a majority of independent directors.

Commentary: Whether a director is considered “independent” or not will be determined by reference to local corporate law or listing standards.

Europe ex-United Kingdom

►	The funds will withhold votes from the entire board of directors if

•	the board has not established audit and compensation committees each composed of a majority of independent, non-executive directors, or

•	the board has not established a nominating committee composed of a majority of independent directors.

Commentary: An “independent director” under the European Commission's guidelines is one who is free of any business, family or other relationship, with the company, its controlling shareholder or the management of either, that creates a conflict of interest such as to impair his judgment. A “non-executive director” is one who is not engaged in the daily management of the company.

Germany

►	For companies subject to “co-determination,” the funds will vote for the election of nominees to the supervisory board, except that the funds will vote on a case-by-case basis for any nominee who is either an employee of the company or who is otherwise affiliated with the company (as determined by the funds' proxy voting service).

►	The funds will withhold votes for the election of a former member of the company's managerial board to chair of the supervisory board.

Commentary: German corporate governance is characterized by a two-tier board system — a managerial board composed of the company's executive officers, and a supervisory board. The supervisory board appoints the members of the managerial board. Shareholders elect members of the supervisory board, except that in the case of companies with a large number of employees, company employees are allowed to elect some of the supervisory board members (one-half of supervisory board members are elected by company employees at companies with more than 2,000 employees; one-third of the supervisory board members are elected by company employees at companies with more than 500 employees but fewer than 2,000). This “co-determination” practice may increase the chances that the supervisory board of a large German company does not contain a majority of independent members. In this situation, under the Fund's proxy voting guidelines applicable to U.S. issuers, the funds would vote against all nominees. However, in the case of companies subject to “co-determination” and with the goal of supporting independent nominees, the Funds will vote for supervisory board members who are neither employees of the company nor otherwise affiliated with the company.

Consistent with the funds' belief that the interests of shareholders are best protected by boards with strong, independent leadership, the funds will withhold votes for the election of former chairs of the managerial board to chair of the supervisory board.

Hong Kong

►	The funds will withhold votes from the entire board of directors if

•	fewer than one-third of the directors are independent directors, or

•	the board has not established audit, compensation and nominating committees each with at least a majority of its members being independent directors, or

•	the chair of the audit, compensation or nominating committee is not an independent director.

Commentary. For purposes of these guidelines, an “independent director” is a director that has no material, financial or other current relationships with the company. In determining whether a director is independent, the funds will apply the standards included in the Rules Governing the Listing of Securities on the Stock Exchange of Hong Kong Limited Section 3.13.

Italy

►	The funds will withhold votes from any director not identified in the proxy materials.

Commentary: In Italy, companies have the right to nominate co-opted directors[2] for election to the board at the next annual general meeting, but do not have to indicate, until the day of the annual meeting, whether or not they are nominating a co-opted director for election. When a company does not explicitly state in its proxy materials that co-opted directors are standing for election, shareholders will not know for sure who the board nominees are until the actual meeting occurs. The funds will withhold support from any such co-opted director on the grounds that there was insufficient information for evaluation before the meeting.

[2] A co-opted director is an individual appointed to the board by incumbent directors to replace a director who was elected by directors but who leaves the board (through resignation or death) before the end of his or her term.
Japan

►	For companies that have established a U.S.-style corporate governance structure, the funds will withhold votes from the entire board of directors if

•	the board does not have a majority of outside directors,

•	the board has not established nominating and compensation committees composed of a majority of outside directors, or

•	the board has not established an audit committee composed of a majority of independent directors.

►	The funds will withhold votes for the appointment of members of a company's board of statutory auditors if a majority of the members of the board of statutory auditors is not independent.

Commentary:

Board structure: Recent amendments to the Japanese Commercial Code give companies the option to adopt a U.S.-style corporate governance structure (i.e., a board of directors and audit, nominating, and compensation committees). The funds will vote for proposals to amend a company's articles of incorporation to adopt the U.S.-style corporate structure.

Definition of outside director and independent director: Corporate governance principles in Japan focus on the distinction between outside directors and independent directors. Under these principles, an outside director is a director who is not and has never been a director, executive, or employee of the company or its parent company, subsidiaries or affiliates. An outside director is “independent” if that person can make decisions completely independent from the managers of the company, its parent, subsidiaries, or affiliates and does not have a material relationship with the company (i.e., major client, trading partner, or other business relationship; familial relationship with current director or executive; etc.). The guidelines have incorporated these definitions in applying the board independence standards above.

Korea

►	The funds will withhold votes from the entire board of directors if

•	fewer than half of the directors are outside directors,

•	the board has not established a nominating committee with at least half of the members being outside directors, or

•	the board has not established an audit committee composed of at least three members and in which at least two-thirds of its members are outside directors.

►	The funds will vote withhold votes from nominees to the audit committee if the board has not established an audit committee composed of (or proposed to be composed of) at least three members, and of which at least two-thirds of its members are (or will be) outside directors.

Commentary: For purposes of these guidelines, an “outside director” is a director that is independent from the management or controlling shareholders of the company, and holds no interests that might impair the performance his or her duties impartially with respect to the company, management or controlling shareholder. In determining whether a director is an outside director, the funds will also apply the standards included in Article 415–2(2) of the Korean Commercial Code (i.e., no employment relationship with the company for a period of two years before serving on the committee, no director or employment relationship with the company's largest shareholder, etc.) and may consider other business relationships that would affect the independence of an outside director.

Malaysia

►	The funds will withhold votes from the entire board of directors if

•	in the case of a board with an independent director serving as chair, fewer than one-third of the directors are independent directors; or, in the case of a board not chaired by an independent director, less than a majority of the directors are independent directors,

•	the board has not established audit and nominating committees with at least a majority of the members being independent directors and all of the members being non-executive directors, or

•	the board has not established a compensation committee with at least a majority of the members being non-executive directors.

Commentary. For purposes of these guidelines, an “independent director” is a director who has no material, financial or other current relationships with the company. In determining whether a director is independent, the funds will apply the standards included in the Malaysia Code of Corporate Governance, Commentary to Recommendation 3.1. A “non-executive director” is a director who does not take on primary responsibility for leadership of the company.

Russia

►	The funds will vote on a case-by-case basis for the election of nominees to the board of directors.

Commentary: In Russia, director elections are typically handled through a cumulative voting process. Cumulative voting allows shareholders to cast all of their votes for a single nominee for the board of directors, or to allocate their votes among nominees in any other way. In contrast, in “regular” voting, shareholders may not give more than one vote per share to any single nominee. Cumulative voting can help to strengthen the ability of minority shareholders to elect a director.

In Russia, as in some other emerging markets, standards of corporate governance are usually behind those in developed markets. Rather than vote against the entire board of directors, as the funds generally would in the case of a company whose board fails to meet the funds' standards for independence, the funds may, on a case by case basis, cast all of their votes for one or more independent director nominees. The funds believe that it is important to increase the number of independent directors on the boards of Russian companies to mitigate the risks associated with dominant shareholders.

Singapore

►	The funds will withhold votes from the entire board of directors if

•	in the case of a board with an independent director serving as chair, fewer than one-third of the directors are independent directors; or, in the case of a board not chaired by an independent director, fewer than half of the directors are independent directors,

•	the board has not established audit and compensation committees, each with an independent director serving as chair, with at least a majority of the members being independent directors, and with all of the directors being non-executive directors, or

•	the board has not established a nominating committee, with an independent director serving as chair, and with at least a majority of the members being independent directors.

Commentary: For purposes of these guidelines, an “independent director” is a director that has no material, financial or other current relationships with the company. In determining whether a director is independent, the funds will apply the standards included in the Singapore Code of Corporate Governance, Guideline 2.3. A “non-executive director” is a director who is not employed with the company.

United Kingdom

►	The funds will withhold votes from the entire board of directors if

•	fewer than half of the directors are independent non-executive directors,

•	the board has not established a nomination committee composed of a majority of independent non-executive directors, or

•	the board has not established compensation and audit committees composed of (1) at least three directors (in the case of smaller companies, two directors) and (2) solely independent non-executive directors, provided that, to the extent permitted under the United Kingdom's Combined Code on Corporate Governance, the company chairman may serve on (but not serve as chairman of) the compensation and audit committees if the chairman was considered independent upon his or her appointment as chairman.

►	The funds will withhold votes from any nominee for director who is considered an independent director by the company and who has received compensation within the last three years from the company other than for service as a director, such as investment banking, consulting, legal, or financial advisory fees.

►	The funds will vote for proposals to amend a company's articles of association to authorize boards to approve situations that might be interpreted to present potential conflicts of interest affecting a director.

Commentary:

Application of guidelines: Although the United Kingdom's Combined Code on Corporate Governance (“Combined Code”) has adopted the “comply and explain” approach to corporate governance, the funds' Trustees believe that the guidelines discussed above with respect to board independence standards are integral to the protection of investors in U.K. companies. As a result, these guidelines will generally be applied in a prescriptive manner.

Definition of independence: For the purposes of these guidelines, a non-executive director shall be considered independent if the director meets the independence standards in section A.3.1 of the Combined Code (i.e., no material business or employment relationships with the company, no remuneration from the company for non-board services, no close family ties with senior employees or directors of the company, etc.), except that the funds do not view service on the board for more than nine years as affecting a director's independence. Company chairmen in the U.K. are generally considered affiliated upon appointment as chairman due to the nature of the position of chairman. Consistent with the Combined Code, a company chairman who was considered independent upon appointment as chairman: may serve as a member of, but not as the chairman of, the compensation (remuneration) committee; and, in the case of smaller companies, may serve as a member of, but not as the chairman of, the audit committee.

Smaller companies: A smaller company is one that is below the FTSE 350 throughout the year immediately prior to the reporting year.

Conflicts of interest: The Companies Act 2006 requires a director to avoid a situation in which he or she has, or can have, a direct or indirect interest that conflicts, or possibly may conflict, with the interests of the company. This broadly written requirement could be construed to prevent a director from becoming a trustee or director of another organization. Provided there are reasonable safeguards, such as the exclusion of the relevant director from deliberations, the funds believe that the board may approve this type of potential conflict of interest in its discretion.

All other jurisdictions

►	The funds will vote for supervisory board nominees when the supervisory board meets the funds' independence standards, otherwise the funds will vote against supervisory board nominees.

Commentary: Companies in many jurisdictions operate under the oversight of supervisory boards. In the absence of jurisdiction-specific guidelines, the funds will generally hold supervisory boards to the same standards of independence as it applies to boards of directors in the United States.

Contested Board Elections

Italy

►	The funds will vote for the management- or board-sponsored slate of nominees if the board meets the funds' independence standards, and against the management- or board-sponsored slate of nominees if the board does not meet the funds' independence standards; the funds will not vote on shareholder-proposed slates of nominees.

Commentary: Contested elections in Italy may involve a variety of competing slates of nominees. In these circumstances, the funds will focus their analysis on the board- or management-sponsored slate.

Corporate Governance

►	The funds will vote for proposals to change the size of a board if the board meets the funds' independence standards, and against proposals to change the size of a board if the board does not meet the funds' independence standards.

►	The funds will vote for shareholder proposals calling for a majority of a company's directors to be independent of management.

►	The funds will vote for shareholder proposals seeking to increase the independence of board nominating, audit, and compensation committees.

►	The funds will vote for shareholder proposals that implement corporate governance standards similar to those established under U.S. federal law and the listing requirements of U.S. stock exchanges, and that do not otherwise violate the laws of the jurisdiction under which the company is incorporated.

Australia

►	The funds will vote on a case-by-case basis on board spill resolutions.

Commentary: The Corporations Amendment (Improving Accountability on Director and Executive Compensation) Bill 2011 provides that, if a company's remuneration report receives a “no” vote of 25% or more of all votes cast at two consecutive annual general meetings, at the second annual general meeting, a spill resolution must be proposed. If the spill resolution is approved (by simple majority), then a further meeting to elect a new board (excluding the managing director) must be held within 90 days. The funds will consider board spill resolutions on a case-by-case basis.

Europe

►	The funds will vote for proposals to ratify board acts, except that the funds will consider these proposals on a case-by-case basis if the funds' proxy voting service has recommended a vote against the proposal.

Taiwan

►	The funds will vote against proposals to release directors from their non-competition obligations (their obligations not to engage in any business that is competitive with the company), unless the proposal is narrowly drafted to permit directors to engage in a business that is competitive with the company only on behalf of a wholly-owned subsidiary of the company.

Compensation

►	The funds will vote for proposals to approve annual directors' fees, except that the funds will consider these proposals on a case-by-case basis in each case in which the funds' proxy voting service has recommended a vote against such a proposal.

►	The funds will vote for non-binding proposals to approve remuneration reports, except that the funds will vote against proposals to approve remuneration reports that indicate that awards under a long-term incentive plan are not linked to performance targets.

Commentary: Since proposals relating to directors' fees for non-U.S. issuers generally address relatively modest fees paid to non-executive directors, the funds generally support these proposals, provided that the fees are consistent with directors' fees paid by the company's peers and do not otherwise appear unwarranted. Consistent with the approach taken for U.S. issuers, the funds generally favor compensation programs that relate executive compensation to a company's long-term performance and will support non-binding remuneration reports unless such a correlation is not made.

Europe and Asia ex-Japan

►	In the case of proposals that do not include sufficient information for determining average annual dilution, the funds will vote for stock option and restricted stock plans that will result in an average gross potential dilution of 5% or less.

Commentary: Asia ex-Japan means China, Hong Kong, India, Indonesia, Korea, Malaysia, Philippines, Singapore, Taiwan and Thailand. In these markets, companies may not disclose the life of the plan and there may not be a specific number of shares requested; therefore, it may not be possible to determine the average annual dilution related to the plan and apply the funds' standard dilution test.

France

►	The funds will vote for an employee stock purchase plan or share save scheme that has the following features: (1) the shares purchased under the plan are acquired for no less than 70% of their market value; (2) the vesting period is greater than or equal to 10 years; (3) the offering period under the plan is 27 months or less; and (4) dilution is 10% or less.

Commentary: To conform to local market practice, the funds support plans or schemes at French issuers that permit the purchase of shares at up to a 30% discount (i.e., shares may be purchased for no less than 70% of their market value). By comparison, for U.S. issuers, the funds do not support employee stock purchase plans that permit shares to be acquired at more than a 15% discount (i.e., for less than 85% of their market value); in the United Kingdom, up to a 20% discount is permitted.

United Kingdom

►	The funds will vote for an employee stock purchase plan or share save scheme that has the following features: (1) the shares purchased under the plan are acquired for no less than 80% of their market value; (2) the offering period under the plan is 27 months or less; and (3) dilution is 10% or less.

Commentary: These are the same features that the funds require of employee stock purchase plans proposed by U.S. issuers, except that, to conform to local market practice, the funds support plans or schemes at United Kingdom issuers that permit the purchase of shares at up to a 20% discount (i.e., shares may be purchased for no less than 80% of their market value). By comparison, for U.S. issuers, the funds do not support employee stock purchase plans that permit shares to be acquired at more than a 15% discount (i.e., for less than 85% of their market value).

Capitalization

Unless a proposal is directly addressed by a country-specific guideline:

►	The funds will vote for proposals

•	to issue additional common stock representing up to 20% of the company's outstanding common stock, where shareholders do not have preemptive rights, or

•	to issue additional common stock representing up to 100% of the company's outstanding common stock, where shareholders do have preemptive rights.

►	The funds will vote for proposals to authorize share repurchase programs that are recommended for approval by the funds' proxy voting service; otherwise, the funds will vote against such proposals.

Australia

►	The funds will vote for proposals to carve out, from the general cap on non-pro rata share issues of 15% of total equity in a rolling 12-month period, a particular proposed issue of shares or a particular issue of shares made previously within the 12-month period, if the company's board meets the funds' independence standards; if the company's board does not meet the funds' independence standards, then the funds will vote against these proposals.

►	The funds will vote for proposals to approve the grant of equity awards to directors, except that the funds will consider these proposals on a case-by-case basis if the funds' proxy voting service has recommended a vote against the proposal.

China

►	The funds will vote for proposals to issue and/or to trade in non-convertible, convertible and/or exchangeable debt obligations, except that the funds will consider these proposals on a case-by-case basis if the funds' proxy voting service has recommended a vote against the proposal.

Hong Kong

►	The funds will vote for proposals to approve a general mandate permitting the company to engage in non-pro rata share issues of up to 20% of total equity in a year if the company's board meets the funds' independence standards; if the company's board does not meet the funds' independence standards, then the funds will vote against these proposals.

►	The funds will for proposals to approve the reissuance of shares acquired by the company under a share repurchase program, provided that: (1) the funds supported (or would have supported, in accordance with these guidelines) the share repurchase program, (2) the reissued shares represent no more than 10% of the company's outstanding shares (measured immediately before the reissuance), and (3) the reissued shares are sold for no less than 85% of current market value.

France

►	The funds will vote for proposals to increase authorized shares, except that the funds will consider these proposals on a case-by-case basis if the funds' proxy voting service has recommended a vote against the proposal.

►	The funds will vote against proposals to authorize the issuance of common stock or convertible debt instruments and against proposals to authorize the repurchase and/or reissuance of shares where those authorizations may be used, without further shareholder approval, as anti-takeover measures.

New Zealand

►	The funds will vote for proposals to approve the grant of equity awards to directors, except that the funds will consider these proposals on a case-by-case basis if the funds' proxy voting service has recommended a vote against the proposal.

Commentary: In light of the prevalence of certain types of capitalization proposals in Australia, China, Hong Kong, France and New Zealand, the funds have adopted guidelines specific to those jurisdictions.

Other Business Matters

►	The funds will vote for proposals permitting companies to deliver reports and other materials electronically (e.g., via website posting).

►	The funds will vote for proposals permitting companies to issue regulatory reports in English.

►	The funds will vote against proposals to shorten shareholder meeting notice periods to fourteen days.

Commentary: Under Directive 2007/36/EC of the European Parliament and the Council of the European Union, companies have the option to request shareholder approval to set the notice period for special meetings at 14 days provided that certain electronic voting and communication requirements are met. The funds believe that the 14 day notice period is too short to provide overseas shareholders with sufficient time to analyze proposals and to participate meaningfully at special meetings and, as a result, have determined to vote against such proposals.

►	The funds will vote for proposals to amend a company's charter or bylaws, except that the funds will consider these proposals on a case-by-case basis if the funds' proxy voting service has recommended a vote against the proposal.

Commentary: If the substance of any proposed amendment is covered by a specific guideline included herein, then that guideline will govern.

France

►	The funds will vote for proposals to approve a company's related party transactions, except that the funds will consider these proposals on a case-by-case basis if the funds' proxy voting service has recommended a vote against the proposal.

►	If a company has not proposed an opt-out clause in its articles of association and the implementation of double-voting rights has not been approved by shareholders, the funds will vote against the ratification of board acts for the previous fiscal year, will withhold votes from the re-election of members of the board's governance committee (or in the absence of a governance committee, against the chair of the board or the next session board member up for re-election) and, if there is no opportunity to vote against ratification of board acts or to withhold votes from directors, will vote against the approval of the company's accounts and reports.

Commentary: In France, shareholders are generally requested to approve any agreement between the company and: (i) its directors, chair of the board, CEO and deputy CEOs; (ii) the members of the supervisory board and management board, for companies with a dual structure; and (iii) a shareholder who directly or indirectly owns at least 10% of the company's voting rights. This includes agreements under which compensation may be paid to executive officers after the end of their employment, such as severance payments, supplementary retirement plans and non-competition agreements. The funds will generally support these proposals unless the funds' proxy voting service recommends a vote against, in which case the funds will consider the proposal on a case-by-case basis.

Under French law, shareholders of French companies with shares held in registered form under the same name for at least two years will automatically be granted double-voting rights, unless a company has amended its articles of association to opt out of the double-voting rights regime. Awarding double-voting rights in this manner is likely to disadvantage non-French institutional shareholders. Accordingly, the funds will take actions to signal disapproval of double-voting rights at companies that have not opted-out from the double-voting rights regime and that have not obtained shareholder approval of the double-voting rights regime.

Germany

►	The funds will vote in accordance with the recommendation of the company's board of directors on shareholder countermotions added to a company's meeting agenda, unless the countermotion is directly addressed by one of the funds' other guidelines.

Commentary: In Germany, shareholders are able to add both proposals and countermotions to a meeting agenda. Countermotions, which must correspond to a proposal on the agenda, generally call for shareholders to oppose the existing proposal, although they may also propose separate voting decisions. Countermotions may be proposed by any shareholder and they are typically added throughout the period between the publication of the meeting agenda and the meeting date. This guideline reflects the funds' intention to focus on the original proposal, which is expected to be presented a reasonable period of time before the shareholder meeting so that the funds will have an appropriate opportunity to evaluate it.

►	The funds will vote for proposals to approve profit-and-loss transfer agreements between a controlling company and its subsidiaries.

Commentary: These agreements are customary in Germany and are typically entered into for tax purposes. In light of this and the prevalence of these proposals, the funds have adopted a guideline to vote for this type of proposal.

Taiwan

►	The funds will vote for proposals to amend a Taiwanese company's procedural rules.

Commentary: Since procedural rules, which address such matters as a company's policies with respect to capital loans, endorsements and guarantees, and acquisitions and disposal of assets, are generally adopted or amended to conform to changes in local regulations governing these transactions, the funds have adopted a guideline to vote for these transactions.

As adopted March 22, 2019

Proxy voting procedures of The Putnam Funds

The proxy voting procedures below explain the role of the funds' Trustees, proxy voting service and Director of Proxy Voting and Corporate Governance (“Proxy Voting Director”), as well as how the process works when a proxy question needs to be handled on a case-by-case basis, or when there may be a conflict of interest.

The role of the funds' Trustees

The Trustees of The Putnam Funds exercise control of voting proxies through their Board Policy and Nominating Committee, which is composed entirely of independent Trustees. The Board Policy and Nominating Committee oversees the proxy voting process and participates, as needed, in the resolution of issues that need to be handled on a case-by-case basis. The Committee annually reviews and recommends, for Trustee approval, guidelines governing the funds' proxy votes, including how the funds vote on specific proposals and which matters are to be considered on a case-by-case basis. The Trustees are assisted in this process by their independent administrative staff (“Office of the Trustees”), independent legal counsel, and an independent proxy voting service. The Trustees also receive assistance from Putnam Investment Management, LLC (“Putnam Management”), the funds' investment adviser, on matters involving investment judgments. In all cases, the ultimate decision on voting proxies rests with the Trustees, acting as fiduciaries on behalf of the shareholders of the funds.

The role of the proxy voting service

The funds have engaged an independent proxy voting service to assist in the voting of proxies. The proxy voting service is responsible for coordinating with the funds' custodian(s) to ensure that all proxy materials received by the custodians relating to the funds' portfolio securities are processed in a timely fashion. To the extent applicable, the proxy voting service votes all proxies in accordance with the proxy voting guidelines established by the Trustees. The proxy voting service will refer proxy questions to the Proxy Voting Director for instructions under circumstances where: (1) the application of the proxy voting guidelines is unclear; (2) a particular proxy question is not covered by the guidelines; or (3) the guidelines call for specific instructions on a case-by-case basis. The proxy voting service is also requested to call to the attention of the Proxy Voting Director specific proxy questions that, while governed by a guideline, appear to involve unusual or controversial issues. The funds also utilize research services relating to proxy questions provided by the proxy voting service and by other firms.

The role of the Proxy Voting Director

The Proxy Voting Director, a member of the Office of the Trustees, assists in the coordination and voting of the funds' proxies. The Proxy Voting Director deals directly with the proxy voting service and, in the case of proxy questions referred by the proxy voting service, solicits voting recommendations and instructions from the Office of the Trustees, the Chair of the Board Policy and Nominating Committee, and Putnam Management's investment professionals, as appropriate. The Proxy Voting Director is responsible for ensuring that these questions and referrals are responded to in a timely fashion and for transmitting appropriate voting instructions to the proxy voting service. In addition, the Proxy Voting Director is the contact person for receiving recommendations from Putnam Management's investment professionals with respect to any proxy question in circumstances where the investment professional believes that the interests of fund shareholders warrant a vote contrary to the fund's proxy voting guidelines.

On occasion, representatives of a company in which the funds have an investment may wish to meet with the company's shareholders in advance of the company's shareholder meeting, typically to explain and to provide the company's perspective on the proposals up for consideration at the meeting. As a general matter, the Proxy Voting Director will participate in meetings with these company representatives.

The Proxy Voting Director is also responsible for ensuring that the funds file the required annual reports of their proxy voting records with the Securities and Exchange Commission. The Proxy Voting Director coordinates with the funds' proxy voting service to prepare and file on Form N–PX, by August 31 of each year, the funds' proxy voting record for the most recent twelve-month period ended June 30. In addition, the Proxy Voting Director is responsible for coordinating with Putnam Management to arrange for the funds' proxy voting record for the most recent twelve-month period ended June 30 to be available on the funds' website.

Voting procedures for referral items

As discussed above, the proxy voting service will refer proxy questions to the Proxy Voting Director under certain circumstances. Unless the referred proxy question involves investment considerations (i.e., the proxy question might be seen as having a bearing on the economic interests of a shareholder in the company) and is referred to Putnam Management's investment professionals for a voting recommendation as described below, the Proxy Voting Director will assist in interpreting the guidelines and, if necessary, consult with a senior staff member of the Office of the Trustees and/or the Chair of the Board Policy and Nominating Committee on how the funds' shares will be voted.

The Proxy Voting Director will refer proxy questions that involve investment considerations, through an electronic request form, to Putnam Management's investment professionals for a voting recommendation. These referrals will be made in cooperation with the person or persons designated by Putnam Management's Legal and Compliance Department to assist in processing referral items. In connection with each item referred to Putnam Management's investment professionals, the Legal and Compliance Department will conduct a conflicts of interest review, as described below under “Conflicts of interest,” and provide electronically a conflicts of interest report (the “Conflicts Report”) to the Proxy Voting Director describing the results of the review. After receiving a referral item from the Proxy Voting Director, Putnam Management's investment professionals will provide a recommendation electronically to the Proxy Voting Director and the person or persons designated by the Legal and Compliance Department to assist in processing referral items. The recommendation will set forth (1) how the proxies should be voted; and (2) any contacts the investment professionals have had with respect to the referral item with non-investment personnel of Putnam Management or with outside parties (except for routine communications from proxy solicitors). The Proxy Voting Director will review the recommendation of Putnam Management's investment professionals (and the related Conflicts Report) in determining how to vote the funds' proxies. The Proxy Voting Director will maintain a record of all proxy questions that have been referred to Putnam Management's investment professionals, the voting recommendation, and the Conflicts Report. An exception to this referral process is that the Proxy Voting Director will not refer proxy questions in respect of portfolio securities that are held only in funds sub-advised by PanAgora Asset Management, Inc.

In some situations, the Proxy Voting Director may determine that a particular proxy question raises policy issues requiring consultation with the Chair of the Board Policy and Nominating Committee, who, in turn, may decide to bring the particular proxy question to the Committee or the full Board of Trustees for consideration.

Conflicts of interest

Occasions may arise where a person or organization involved in the proxy voting process may have a conflict of interest. A conflict of interest may exist, for example, if Putnam Management has a business relationship with (or is actively soliciting business from) either the company soliciting the proxy or a third party that has a material interest in the outcome of a proxy vote or that is actively lobbying for a particular outcome of a proxy vote. Any individual with knowledge of a personal conflict of interest (e.g., familial relationship with company management or a significant personal investment in the company) relating to a particular referral item shall disclose that conflict to the Proxy Voting Director and the Legal and Compliance Department and may be asked to remove himself or herself from the proxy voting process. The Legal and Compliance Department will review each item referred to Putnam Management's investment professionals to determine if a conflict of interest exists and will provide the Proxy Voting Director with a Conflicts Report for each referral item that: (1) describes any conflict of interest; (2) discusses the procedures used to address such conflict of interest; and (3) discloses any contacts from parties outside Putnam Management (other than routine communications from proxy solicitors) with respect to the referral item not otherwise reported in an investment professional's recommendation. The Conflicts Report will also include written confirmation that any recommendation from an investment professional provided under circumstances where a conflict of interest exists was made solely on the investment merits and without regard to any other consideration.

As adopted March 11, 2005 and revised June 12, 2009, January 24, 2014 and June 23, 2017.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

(a)(1) Portfolio Managers. The officers of Putnam Management identified below are primarily responsible for the day-to-day management of the fund's portfolio as of the filing date of this report.

Portfolio managers	Joined Fund	Employer	Positions Over Past Five Years

D. William Kohli	2002	Putnam Management 1994-Present	Co-Head of Fixed Income Previously, Team Leader, Portfolio Construction
Michael Atkin	2007	Putnam Management 1997-Present	Portfolio Manager Previously, Director of Sovereign Research
Robert Davis	2017	Putnam Management 1999-Present	Portfolio Manager Previously, Analyst
Brett Kozlowski	2017	Putnam Management 2008-Present	Portfolio Manager
Michael Salm	2011	Putnam Management 1997-Present	Co-Head of Fixed Income Previously, Team Leader, Liquid Markets and Mortgage Specialist
Paul Scanlon	2005	Putnam Management 1999-Present	Co-Head of Fixed Income Previously, Team Leader, U.S. High Yield

(a)(2) Other Accounts Managed by the Fund's Portfolio Managers.

The following table shows the number and approximate assets of other investment accounts (or portions of investment accounts) that the fund's Portfolio Managers managed as of the fund's most recent fiscal year-end. Unless noted, none of the other accounts pays a fee based on the account's performance.

Portfolio Leader or Member	Other SEC-registered open-end and closed-end funds		Other accounts that pool assets from more than one client		Other accounts (including separate accounts, managed account programs and single-sponsor defined contribution plan offerings)

	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets

William Kohli	14*	$7,140,200,000	18**	$4,168,900,000	17***	$10,015,000,000
Michael Salm	22****	$27,681,400,000	35**	$11,090,800,000	27***	$5,025,400,000
Michael Atkin	4	$4,657,600,000	5	$2,547,800,000	8***	$1,320,900,000
Paul Scanlon	21****	$10,319,700,000	29**	$9,489,000,000	28	$12,443,000,000
Brett Kozlowski	20*****	$10,276,800,000	21	$6,130,200,000	17	$3,374,100,000
Robert Davis	12******	$4,927,100,000	11	$2,521,400,000	13***	$1,359,800,000

*	3 accounts, with total assets of $1,580,200,000, pay an advisory fee based on account performance.

**	1 account, with total assets of $58,600,000 pay an advisory fee based on account performance.

***	1 account, with total assets of $512,600,000 pay an advisory fee based on account performance.

****	2 accounts, with total assets of $831,700,000 pay an advisory fee based on account performance.

*****	2 accounts, with total assets of $1,026,500,000 pay an advisory fee based on account performance

******	1 accounts, with total assets of $278,000,000 pay an advisory fee based on account

Potential conflicts of interest in managing multiple accounts. Like other investment professionals with multiple clients, the fund's Portfolio Managers may face certain potential conflicts of interest in connection with managing both the fund and the other accounts listed under “Other Accounts Managed by the Fund's Portfolio Managers” at the same time. The paragraphs below describe some of these potential conflicts, which Putnam Management believes are faced by investment professionals at most major financial firms. As described below, Putnam Management and the Trustees of the Putnam funds have adopted compliance policies and procedures that attempt to address certain of these potential conflicts.

The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance (“performance fee accounts”), may raise potential conflicts of interest by creating an incentive to favor higher-fee accounts. These potential conflicts may include, among others:

•	The most attractive investments could be allocated to higher-fee accounts or performance fee accounts.

•	The trading of higher-fee accounts could be favored as to timing and/or execution price. For example, higher-fee accounts could be permitted to sell securities earlier than other accounts when a prompt sale is desirable or to buy securities at an earlier and more opportune time.

•	The trading of other accounts could be used to benefit higher-fee accounts (front- running).

•	The investment management team could focus their time and efforts primarily on higher-fee accounts due to a personal stake in compensation.

Putnam Management attempts to address these potential conflicts of interest relating to higher-fee accounts through various compliance policies that are generally intended to place all accounts, regardless of fee structure, on the same footing for investment management purposes. For example, under Putnam Management's policies:

•	Performance fee accounts must be included in all standard trading and allocation procedures with all other accounts.

•	All accounts must be allocated to a specific category of account and trade in parallel with allocations of similar accounts based on the procedures generally applicable to all accounts in those groups (e.g., based on relative risk budgets of accounts).

•	All trading must be effected through Putnam's trading desks and normal queues and procedures must be followed (i.e., no special treatment is permitted for performance fee accounts or higher-fee accounts based on account fee structure).

•	Front running is strictly prohibited.

•	The fund's Portfolio Manager(s) may not be guaranteed or specifically allocated any portion of a performance fee.

As part of these policies, Putnam Management has also implemented trade oversight and review procedures in order to monitor whether particular accounts (including higher-fee accounts or performance fee accounts) are being favored over time.

Potential conflicts of interest may also arise when the Portfolio Manager(s) have personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to limited exceptions, Putnam Management's investment professionals do not have the opportunity to invest in client accounts, other than the Putnam funds. However, in the ordinary course of business, Putnam Management or related persons may from time to time establish “pilot” or “incubator” funds for the purpose of testing proposed investment strategies and products prior to offering them to clients. These pilot accounts may be in the form of registered investment companies, private funds such as partnerships or separate accounts established by Putnam Management or an affiliate. Putnam Management or an affiliate supplies the funding for these accounts. Putnam employees, including the fund's Portfolio Manager(s), may also invest in certain pilot accounts. Putnam Management, and to the extent applicable, the Portfolio Manager(s) will benefit from the favorable investment performance of those funds and accounts. Pilot funds and accounts may, and frequently do, invest in the same securities as the client accounts. Putnam Management's policy is to treat pilot accounts in the same manner as client accounts for purposes of trading allocation — neither favoring nor disfavoring them except as is legally required. For example, pilot accounts are normally included in Putnam Management's daily block trades to the same extent as client accounts (except that pilot accounts do not participate in initial public offerings).

A potential conflict of interest may arise when the fund and other accounts purchase or sell the same securities. On occasions when the Portfolio Manager(s) consider the purchase or sale of a security to be in the best interests of the fund as well as other accounts, Putnam Management's trading desk may, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to the fund or another account if one account is favored over another in allocating the securities purchased or sold — for example, by allocating a disproportionate amount of a security that is likely to increase in value to a favored account. Putnam Management's trade allocation policies generally provide that each day's transactions in securities that are purchased or sold by multiple accounts are, insofar as possible, averaged as to price and allocated between such accounts (including the fund) in a manner which in Putnam Management's opinion is equitable to each account and in accordance with the amount being purchased or sold by each account. Certain exceptions exist for specialty, regional or sector accounts. Trade allocations are reviewed on a periodic basis as part of Putnam Management's trade oversight procedures in an attempt to ensure fairness over time across accounts.

“Cross trades,” in which one Putnam account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay, or if such trades result in more attractive investments being allocated to higher-fee accounts. Putnam Management and the fund's Trustees have adopted compliance procedures that provide that any transactions between the fund and another Putnam-advised account are to be made at an independent current market price, as required by law.

Another potential conflict of interest may arise based on the different investment objectives and strategies of the fund and other accounts. For example, another account may have a shorter-term investment horizon or different investment objectives, policies or restrictions than the fund. Depending on another account's objectives or other factors, the Portfolio Manager(s) may give advice and make decisions that may differ from advice given, or the timing or nature of decisions made, with respect to the fund. In addition, investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a particular security may be bought or sold for certain accounts even though it could have been bought or sold for other accounts at the same time. More rarely, a particular security may be bought for one or more accounts managed by the Portfolio Manager(s) when one or more other accounts are selling the security (including short sales). There may be circumstances when purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts. As noted above, Putnam Management has implemented trade oversight and review procedures to monitor whether any account is systematically favored over time.

The fund's Portfolio Manager(s) may also face other potential conflicts of interest in managing the fund, and the description above is not a complete description of every conflict that could be deemed to exist in managing both the fund and other accounts.

(a)(3) Compensation of portfolio managers. Putnam's goal for our products and investors is to deliver strong performance versus peers or performance ahead of the applicable benchmark, depending on the product, over a rolling 3-year period. Portfolio managers are evaluated and compensated, in part, based on their performance relative to this goal across the products they manage. In addition to their individual performance, evaluations take into account the performance of their group and a subjective component.

Each portfolio manager is assigned an industry competitive incentive compensation target consistent with this goal and evaluation framework. Actual incentive compensation may be higher or lower than the target, based on individual, group, and subjective performance, and may also reflect the performance of Putnam as a firm. Typically, performance is measured over the lesser of three years or the length of time a portfolio manager has managed a product.

Incentive compensation includes a cash bonus and may also include grants of deferred cash, stock or options. In addition to incentive compensation, portfolio managers receive fixed annual salaries typically based on level of responsibility and experience.

For this fund, the peer group Putnam compares fund performance against is its broad investment category as determined by Lipper Inc. and identified in the shareholder report included in Item 1.

(a)(4) Fund ownership. The following table shows the dollar ranges of shares of the fund owned by the professionals listed above at the end of the fund's last two fiscal years, including investments by their immediate family members and amounts invested through retirement and deferred compensation plans.

*	: Assets in the fund

	Year	$0	$0-$10,000	$10,001-$50,000	$50,001-$100,000	$100,001-$500,000	$500,001-$1,000,000	$1,000,001 and over

William Kohli	2019							x
	2018							x
Michael Atkin	2019	x
	2018	x
Robert Davis	2019				x
	2018	x
Brett Kozlowski	2019	x
	2018	x
Michael Salm	2019						x
	2018						x
Paul Scanlon	2019	x
	2018	x

(b) Not applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Registrant Purchase of Equity Securities
				Maximum
			Total Number	Number (or
			of Shares	Approximate
			Purchased	Dollar Value)
			as Part	of Shares
			of Publicly	that May Yet Be
	Total Number	Average	Announced	Purchased
	of Shares	Price Paid	Plans or	under the Plans
Period	Purchased	per Share	Programs*	or Programs**

August 1 — August 31, 2018	—	—	—	10,135,494
September 1 — September 30, 2018	—	—	—	10,135,494
October 1 — October 7, 2018	—	—	—	10,135,494
October 10 — October 31, 2018	781,668	$5.00	781,668	9,884,770
November 1 — November 30, 2018	842,510	$4.96	842,510	9,042,260
December 1 — December 31, 2018	1,155,028	$4.78	1,155,028	7,887,232
January 1 — January 31, 2019	519,805	$4.94	519,805	7,367,427
February 1 — February 28, 2019	—	—	—	7,367,427
March 1 — March 31, 2019	—	—	—	7,367,427
April 1 — April 30, 2019	—	—	—	7,367,427
May 1 — May 31, 2019	—	—	—	7,367,427
June 1 — June 30, 2019	—	—	—	7,367,427
July 1 — July 31, 2019	—	—	—	7,367,427

*	In October 2005, the Board of Trustees of the Putnam Funds initiated the closed-end fund share repurchase program, which, as subsequently amended, authorized the fund to repurchase of up to 10% of its fund's outstanding common shares over the two-years ending October 5, 2007. The Trustees have subsequently renewed the program on an annual basis. The program renewed by the Board in September 2017, which was in effect between October 10, 2017 and October 9, 2018, allowed the fund to repurchase up to 10,725,432 of its shares. The program renewed by the Board in September 2018, which is in effect between October 10, 2018 and October 9, 2019, allows the fund to repurchase up to 10,666,438 of its shares.
**	Information prior to October 10, 2018 is based on the total number of shares eligible for repurchase under the program, as amended through September 2017. Information from October 10, 2018forward is based on the total number of shares eligible for repurchase under the program, asamended through September 2018..

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 180 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Disclosures of Securities Lending Activities for Closed-End Management Investment Companies:

Not Applicable

Item 13. Exhibits:

(a)(1) The Code of Ethics of The Putnam Funds, which incorporates the Code of Ethics of Putnam Investments, is filed herewith.

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Premier Income Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: September 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: September 26, 2019

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: September 26, 2019